UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22227

      IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
            Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC

800 Westchester Ave., Suite S-710

            Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF

January 31, 2016 (unaudited)

	Shares	Value
Exchange Traded Notes — 0.3%
Broad Fund — 0.1%
iPath Bloomberg Commodity Index Total Return*(a)
(Cost $880,730)	42,041	$883,281
Volatility Fund — 0.2%
iPATH S&P 500 VIX Mid-Term Futures*(a)
(Cost $1,995,228)	167,129	2,020,590
Total Exchange Traded Notes
(Cost $2,875,958)		2,903,871
Investment Companies — 98.8%
Aggregate Bond Funds — 27.0%
iShares Core U.S. Aggregate Bond ETF(b)	1,388,730	151,802,077
SPDR Barclays Aggregate Bond ETF	93,066	5,367,116
Vanguard Total Bond Market ETF(a)(b)	1,657,275	135,498,804

Total Aggregate Bond Funds		292,667,997

BRIC Equity Funds — 0.9%
iShares India 50 ETF(a)	30,491	786,363
iShares MSCI Brazil Capped ETF(a)	258,303	5,122,148
iShares MSCI India ETF	134,884	3,512,379
iShares MSCI Russia Capped ETF	1,369	15,155
Market Vectors Russia ETF	8,672	125,571

Total BRIC Equity Funds		9,561,616

Broad Fund — 0.2%
PowerShares DB Commodity Index Tracking Fund*(a)	197,175	2,519,896

Convertible Bonds Fund — 10.3%
SPDR Barclays Convertible Securities ETF(a)	2,707,152	110,939,089

Currency Strategy Fund — 1.9%
PowerShares DB G10 Currency Harvest Fund†*(a)	864,896	19,996,396

Emerging Markets Fund — 0.4%
WisdomTree Emerging Currency Strategy Fund†*(a)	268,837	4,438,499

Euro Fund — 4.7%
CurrencyShares Euro Trust†*(a)	474,382	50,270,261

Europe Equity Funds — 0.1%
iShares Europe ETF	2,478	94,065
iShares MSCI Eurozone ETF(a)	14,804	491,493
Vanguard FTSE Europe ETF	10,800	508,356

Total Europe Equity Funds		1,093,914

Floating Rate Funds — 16.2%
PowerShares Senior Loan Portfolio(a)	6,584,223	146,038,066
SPDR Blackstone / GSO Senior Loan ETF	629,098	28,900,762

Total Floating Rate Funds		174,938,828

International Equity Core Funds — 2.6%
iShares MSCI EAFE ETF(a)	338,471	18,778,371

	Shares	Value
Investment Companies (continued)
International Equity Core Funds (continued)
Vanguard FTSE Developed Markets ETF(a)	265,511	$9,210,577

Total International Equity Core Funds		27,988,948

International REITs Fund — 1.3%
SPDR Dow Jones International Real Estate ETF(a)	368,939	13,975,409

Investment Grade Corporate Bond Funds — 14.3%
iShares Core U.S. Credit Bond ETF(a)	43,701	4,672,948
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	1,315,703	150,187,497

Total Investment Grade Corporate Bond Funds		154,860,445

Silver Fund — 0.2%
iShares Silver Trust*	191,149	2,597,715

U.S. Large Cap Core Fund — 0.5%
SPDR S&P 500 ETF Trust(a)	28,109	5,449,492

U.S. Large Cap Growth Funds — 3.3%
Guggenheim S&P 500 Pure Growth ETF	15,953	1,194,082
iShares Russell 1000 Growth ETF	175,085	16,428,226
iShares S&P 500 Growth ETF(a)	67,473	7,409,210
Vanguard Growth ETF(a)	107,294	10,722,962

Total U.S. Large Cap Growth Funds		35,754,480

U.S. Large Cap Value Funds — 2.7%
Guggenheim S&P 500 Pure Value ETF	9,881	450,178
iShares Russell 1000 Value ETF(a)	156,400	14,496,716
iShares S&P 500 Value ETF(a)	56,148	4,724,854
Vanguard Value ETF(a)	128,120	9,947,237

Total U.S. Large Cap Value Funds		29,618,985

U.S. Short Term Treasury Bond Funds — 3.9%
iShares 1-3 Year Treasury Bond ETF(a)	165,914	14,087,758
iShares Short Treasury Bond ETF(a)	34,484	3,803,585
SPDR Barclays 1-3 Month T-Bill ETF*(a)	67,383	3,078,729
Vanguard Short-Term Bond ETF(a)	270,265	21,675,253

Total U.S. Short Term Treasury Bond Funds		42,645,325

U.S. Small Cap Core Fund — 1.2%
iShares Russell 2000 ETF(a)	125,213	12,885,670

U.S. Small Cap Growth Funds — 7.0%
iShares Russell 2000 Growth ETF(a)	275,656	34,324,685
iShares S&P Small-Cap 600 Growth ETF(a)	161,603	18,796,045
Vanguard Small-Cap Growth ETF(a)	208,525	23,048,268

Total U.S. Small Cap Growth Funds		76,168,998

Volatility Fund — 0.1%
ProShares VIX Mid-Term Futures ETF*	24,842	1,460,461

Total Investment Companies
(Cost $1,101,338,390)		1,069,832,424

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value
Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(c)
(Cost $5,214,470)	5,214,470	$5,214,470

Investment of Cash Collateral For Securities Loaned — 20.8%
Money Market Fund — 20.8%
Dreyfus Government Cash Management Fund, 0.18%(d)
(Cost $225,280,538)	225,280,538	225,280,538

Total Investments — 120.4%
(Cost $1,334,709,356)		1,303,231,303
Liabilities in Excess of Other Assets — (20.4)%		(221,052,416)
Net Assets — 100.0%		$1,082,178,887

1

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $222,513,176; total market value of collateral held by the Fund was $227,255,104. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,974,566.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $182,923,224.
(c)	Rate shown reflects the 7-day yield at January 31, 2016.
(d)	Rate shown reflects the 1-day yield at January 31, 2016.
BRIC	- Brazil, Russia, India and China
ETF	- Exchange Traded Fund

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2016 (unaudited)

Total return swap contracts outstanding at January 31, 2016:
			Notional
	Annual		Amounts	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid	Date	(Short)	(Depreciation)[1]
CurrencyShares Euro Trust	1.28%	5/19/2016	$12,501,705	$–
CurrencyShares Japanese Yen Trust	(1.52)%	5/19/2016	(10,033,974)	–
Guggenheim S&P 500 Pure Growth ETF	1.16%	5/19/2016	297,155	–
Guggenheim S&P 500 Pure Value ETF	1.37%	5/19/2016	112,032	–
iPath Bloomberg Commodity Index Total Return	1.38%	5/19/2016	219,681	–
iPATH S&P 500 VIX Mid-Term Futures	1.37%	5/19/2016	502,485	–
iShares 1-3 Year Treasury Bond ETF	1.37%	5/19/2016	3,503,472	–
iShares China Large-Cap ETF	(0.71)%	5/19/2016	(10,358,858)	–
iShares Core U.S. Aggregate Bond ETF	1.23%	5/19/2016	37,751,848	–
iShares Core U.S. Credit Bond ETF	1.37%	5/19/2016	1,162,436	–
iShares Europe ETF	1.35%	5/19/2016	23,307	–
iShares iBoxx $ High Yield Corporate Bond ETF	(1.42)%	5/19/2016	(17,468,872)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.37%	5/19/2016	37,350,337	–
iShares India 50 ETF	1.38%	5/19/2016	195,669	–
iShares MSCI All Country Asia ex Japan ETF	(3.91)%	5/19/2016	(20,138,253)	–
iShares MSCI Brazil Capped ETF	1.38%	5/19/2016	1,273,820	–
iShares MSCI China ETF	(0.83)%	5/19/2016	(4,062,848)	–
iShares MSCI EAFE ETF	1.37%	5/19/2016	4,669,863	–
iShares MSCI EAFE Small-Cap ETF	(2.33)%	5/19/2016	(12,959,781)	–
iShares MSCI Emerging Markets ETF	(1.33)%	5/19/2016	(277,452)	–
iShares MSCI Eurozone ETF	1.35%	5/19/2016	122,143	–
iShares MSCI India ETF	1.38%	5/19/2016	873,538	–
iShares MSCI Pacific ex Japan ETF	(4.62)%	5/19/2016	(1,349,535)	–
iShares MSCI Russia Capped ETF	1.36%	5/19/2016	3,786	–
iShares Russell 1000 Growth ETF	1.17%	5/19/2016	4,085,546	–
iShares Russell 1000 Value ETF	1.37%	5/19/2016	3,605,456	–
iShares Russell 2000 ETF	1.37%	5/19/2016	3,204,720	–
iShares Russell 2000 Growth ETF	1.37%	5/19/2016	8,536,344	–
iShares Russell 2000 Value ETF	(1.31)%	5/19/2016	(31,749,158)	–
iShares S&P 500 Growth ETF	1.17%	5/19/2016	1,842,722	–
iShares S&P 500 Value ETF	1.37%	5/19/2016	1,175,071	–
iShares S&P Small-Cap 600 Growth ETF	1.37%	5/19/2016	4,674,266	–
iShares S&P Small-Cap 600 Value ETF	(1.93)%	5/19/2016	(17,644,288)	–
iShares Short Treasury Bond ETF	1.37%	5/19/2016	946,153	–
iShares Silver Trust	1.38%	5/19/2016	646,041	–
iShares U.S. Real Estate ETF	(0.52)%	5/19/2016	(1,200,509)	–
Market Vectors Russia ETF	1.37%	5/19/2016	31,190	–
PowerShares DB Commodity Index Tracking Fund	1.38%	5/19/2016	626,693	–
PowerShares DB G10 Currency Harvest Fund	1.17%	5/19/2016	12,548,519	–
PowerShares DB U.S. Dollar Index Bullish Fund	(2.77)%	5/19/2016	(33,124,746)	–
PowerShares Senior Loan Portfolio	1.37%	5/19/2016	36,318,464	–
ProShares VIX Mid-Term Futures ETF	1.37%	5/19/2016	363,028	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2016 (unaudited)

SPDR Barclays 1-3 Month T-Bill ETF	1.37%	5/19/2016	$765,582	$–
SPDR Barclays Aggregate Bond ETF	1.23%	5/19/2016	1,334,830	–
SPDR Barclays Convertible Securities ETF	1.37%	5/19/2016	27,589,703	–
SPDR Barclays High Yield Bond ETF	(1.59)%	5/19/2016	(11,548,678)	–
SPDR Blackstone / GSO Senior Loan ETF	1.37%	5/19/2016	7,187,405	–
SPDR DB International Government Inflation-Protected Bond ETF	(3.75)%	5/19/2016	(14,299,585)	–
SPDR Dow Jones International Real Estate ETF	1.38%	5/19/2016	3,475,566	–
SPDR Dow Jones REIT ETF	(1.02)%	5/19/2016	(878,309)	–
SPDR Gold Shares	(0.71)%	5/19/2016	(6,094,688)	–
SPDR S&P 500 ETF Trust	1.36%	5/19/2016	1,354,957	–
SPDR S&P China ETF	(4.33)%	5/19/2016	(1,682,503)	–
SPDR S&P International Small Cap ETF	(3.08)%	5/19/2016	(1,613,353)	–
Vanguard FTSE Developed Markets ETF	1.37%	5/19/2016	2,290,685	–
Vanguard FTSE Emerging Markets ETF	(0.38)%	5/19/2016	(442,719)	–
Vanguard FTSE Europe ETF	1.35%	5/19/2016	126,430	–
Vanguard FTSE Pacific ETF	(0.65)%	5/19/2016	(14,388,193)	–
Vanguard Growth ETF	1.17%	5/19/2016	2,666,699	–
Vanguard REIT ETF	(0.40)%	5/19/2016	(7,543,753)	–
Vanguard Short-Term Bond ETF	1.37%	5/19/2016	5,390,563	–
Vanguard Small-Cap Growth ETF	1.37%	5/19/2016	5,731,975	–
Vanguard Small-Cap Value ETF	(2.80)%	5/19/2016	(30,915,203)	–
Vanguard Total Bond Market ETF	1.24%	5/19/2016	33,697,466	–
Vanguard Value ETF	1.37%	5/19/2016	2,473,766	–
WisdomTree Emerging Currency Strategy Fund	1.38%	5/19/2016	1,103,809	–
WisdomTree International SmallCap Dividend Fund	(3.58)%	5/19/2016	(2,552,884)	–
				$–
_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
1 Reflects a reset date of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Exchange Traded Notes	$2,903,871	$–		$–	$2,903,871
Investment Companies	1,069,832,424	–		–	1,069,832,424
Short-Term Investment:
Money Market Fund	5,214,470	–		–	5,214,470
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	225,280,538	–		–	225,280,538
Total Investments in Securities	1,303,231,303	–		–	1,303,231,303
Other Financial Instruments:
Swap Contracts	–	–	(b)	–	–
Total Investments in Securities and Other Financial Instruments	$1,303,231,303	$–		$–	$1,303,231,303

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$–	$–	(b)	$–	$–
Total Other Financial Instruments	$–	$–		$–	$–

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Macro Tracker ETF

January 31, 2016 (unaudited)

	Shares	Value
Exchange Traded Notes — 0.5%
Volatility Fund — 0.5%
iPATH S&P 500 VIX Mid-Term Futures*
(Cost $70,744)	6,024	$72,830
Investment Companies — 99.2%
BRIC Equity Funds — 5.1%
iShares China Large-Cap ETF(a)	16,474	514,318
iShares MSCI China ETF(a)	5,135	201,703
SPDR S&P China ETF(a)	1,303	83,536

Total BRIC Equity Funds		799,557

Currency Strategy Fund — 0.9%
PowerShares DB G10 Currency Harvest Fund*(a)	5,990	138,489

Emerging Equity Funds — 0.5%
iShares MSCI Emerging Markets ETF	948	28,990
Vanguard FTSE Emerging Markets ETF	1,500	46,245

Total Emerging Equity Funds		75,235

Emerging Small Cap Equity Fund — 5.4%
SPDR S&P Emerging Markets SmallCap ETF(a)	24,033	847,163

International Bond Funds — 17.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2,316	245,079
Market Vectors J.P. Morgan EM Local Currency Bond ETF(a)	96,449	1,637,704
PowerShares Emerging Markets Sovereign Debt Portfolio(a)	5,154	140,034
SPDR DB International Government Inflation-Protected Bond ETF(a)	1,751	88,111
WisdomTree Emerging Markets Local Debt Fund(a)	18,263	619,481

Total International Bond Funds		2,730,409

International Small Cap Equity Funds — 5.4%
iShares MSCI EAFE Small-Cap ETF	13,740	643,444
SPDR S&P International Small Cap ETF	3,035	80,094
WisdomTree International SmallCap Dividend Fund(a)	2,311	126,758

Total International Small Cap Equity Funds		850,296

Investment Grade Corporate Bond Funds — 19.4%
iShares Core U.S. Credit Bond ETF	854	91,318
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	25,698	2,933,427

Total Investment Grade Corporate Bond Funds		3,024,745

Silver Fund — 0.6%
iShares Silver Trust*	6,473	87,968

U.S. Short Term Treasury Bond Funds — 41.8%
iShares 1-3 Year Treasury Bond ETF(a)	25,421	2,158,497
iShares Short Treasury Bond ETF(a)	5,285	582,935
SPDR Barclays 1-3 Month T-Bill ETF*(a)	10,324	471,704
Vanguard Short-Term Bond ETF(b)	41,411	3,321,162

Total U.S. Short Term Treasury Bond Funds		6,534,298

	Shares	Value
Investment Companies (continued)
U.S. Small Cap Core Fund — 2.3%
iShares Russell 2000 ETF	3,543	$364,610

Volatility Fund — 0.3%
ProShares VIX Mid-Term Futures ETF*	895	52,617

Total Investment Companies
(Cost $16,716,260)		15,505,387
Investment of Cash Collateral For Securities Loaned — 22.9%
Money Market Fund — 22.9%
Dreyfus Government Cash Management Fund, 0.18%(c)
(Cost $3,582,578)	3,582,578	3,582,578

Total Investments — 122.6%
(Cost $20,369,582)		19,160,795
Liabilities in Excess of Other Assets — (22.6)%		(3,536,116)
Net Assets — 100.0%		$15,624,679

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,510,363; total market value of collateral held by the Fund was $3,582,578.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,275,759.
(c)	Rate shown reflects the 1-day yield at January 31, 2016.
BRIC	- Brazil, Russia, India and China
ETF	- Exchange Traded Fund

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

January 31, 2016 (unaudited)

Total return swap contracts outstanding at January 31, 2016:
			Notional
	Annual		Amounts	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid	Date	(Short)	(Depreciation)[1]
CurrencyShares Euro Trust	(1.66)%	4/07/2016	$(1,022,081)	$–
CurrencyShares Japanese Yen Trust	(1.52)%	4/07/2016	(345,483)	–
iPath Bloomberg Commodity Index Total Return ETN	(1.99)%	4/07/2016	(71,812)	–
iPATH S&P 500 VIX Mid-Term Futures	0.94%	5/19/2016	20,069	–
iShares 1-3 Year Treasury Bond ETF	0.97%	5/19/2016	594,710	–
iShares China Large-Cap ETF	0.98%	5/19/2016	141,708	–
iShares Core U.S. Credit Bond ETF	1.38%	5/19/2016	25,129	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.38%	5/19/2016	808,296	–
iShares India 50 ETF	(3.75)%	4/07/2016	(69,659)	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	0.99%	5/19/2016	67,513	–
iShares MSCI Brazil Capped ETF	(1.77)%	4/07/2016	(453,532)	–
iShares MSCI China ETF	1.04%	5/19/2016	55,581	–
iShares MSCI EAFE Small-Cap ETF	1.38%	5/19/2016	177,298	–
iShares MSCI Emerging Markets ETF	1.38%	5/19/2016	7,981	–
iShares MSCI India ETF	(1.00)%	4/07/2016	(311,022)	–
iShares MSCI Russia Capped ETF	(2.83)%	4/07/2016	(1,351)	–
iShares Russell 2000 ETF	1.38%	5/19/2016	100,440	–
iShares Short Treasury Bond ETF	0.98%	5/19/2016	160,597	–
iShares Silver Trust	1.38%	5/19/2016	24,245	–
iShares U.S. Real Estate ETF	(0.46)%	4/07/2016	(41,305)	–
Market Vectors J.P. Morgan EM Local Currency Bond ETF	1.00%	5/19/2016	451,244	–
Market Vectors Russia ETF	(0.58)%	4/07/2016	(11,106)	–
PowerShares DB Commodity Index Tracking Fund	(0.18)%	4/07/2016	(204,851)	–
PowerShares DB G10 Currency Harvest Fund	1.16%	5/19/2016	38,148	–
PowerShares DB Gold Fund	(1.08)%	4/07/2016	(116,006)	–
PowerShares Emerging Markets Sovereign Debt Portfolio	0.97%	5/19/2016	38,581	–
ProShares VIX Mid-Term Futures ETF	1.38%	5/19/2016	14,521	–
SPDR Barclays 1-3 Month T-Bill ETF	1.38%	5/19/2016	129,988	–
SPDR DB International Government Inflation-Protected Bond ETF	1.38%	5/19/2016	24,254	–
SPDR Dow Jones International Real Estate ETF	(1.75)%	4/07/2016	(1,237,464)	–
SPDR Dow Jones REIT ETF	(0.86)%	4/07/2016	(30,241)	–
SPDR Gold Shares	(0.71)%	4/07/2016	(93,055)	–
SPDR S&P China ETF	1.00%	5/19/2016	23,015	–
SPDR S&P Emerging Markets SmallCap ETF	0.98%	5/19/2016	233,426	–
SPDR S&P International Small Cap ETF	0.98%	5/19/2016	22,062	–
Vanguard FTSE Emerging Markets ETF	1.38%	5/19/2016	12,733	–
Vanguard REIT ETF	(0.36)%	4/07/2016	(259,774)	–
Vanguard Short-Term Bond ETF	1.02%	5/19/2016	915,082	–
WisdomTree Emerging Markets Local Debt Fund	1.00%	5/19/2016	170,685	–
WisdomTree International SmallCap Dividend Fund	0.98%	5/19/2016	34,939	–
				$–
_______________
Cash posted has been segregated as collateral for swaps in the amount of $113,760 at January 31, 2016.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
1 Reflects a reset date of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Exchange Traded Notes	$72,830	$–		$–	$72,830
Investment Companies	15,505,387	–		–	15,505,387
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,582,578	–		–	3,582,578
Total Investments in Securities	19,160,795	–		–	19,160,795
Other Financial Instruments:
Swap Contracts	–	–	(b)	–	–
Total Investments in Securities and Other Financial Instruments	$19,160,795	$–		$–	$19,160,795

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$–	$–	(b)	$–	$–
Total Other Financial Instruments	$–	$–		$–	$–

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF

January 31, 2016 (unaudited)

	Shares	Value
Investment Companies — 99.3%
Aggregate Bond Funds — 13.7%
iShares Core U.S. Aggregate Bond ETF	8,949	$978,215
SPDR Barclays Aggregate Bond ETF	599	34,544
Vanguard Total Bond Market ETF(a)	10,680	873,197

Total Aggregate Bond Funds		1,885,956

Convertible Bonds Fund — 2.4%
SPDR Barclays Convertible Securities ETF	7,860	322,103

Currency Strategy Fund — 2.1%
PowerShares DB G10 Currency Harvest Fund*(b)	12,609	291,520

Euro Fund — 2.8%
CurrencyShares Euro Trust*(b)	3,619	383,505

Europe Equity Funds — 0.4%
iShares Europe ETF	110	4,176
iShares MSCI Eurozone ETF	659	21,879
Vanguard FTSE Europe ETF	481	22,640

Total Europe Equity Funds		48,695

Floating Rate Funds — 13.8%
PowerShares Senior Loan Portfolio(b)	71,257	1,580,480
SPDR Blackstone / GSO Senior Loan ETF	6,808	312,760

Total Floating Rate Funds		1,893,240

International Equity Core Funds — 7.6%
iShares MSCI EAFE ETF	12,683	703,652
Vanguard FTSE Developed Markets ETF	9,950	345,166

Total International Equity Core Funds		1,048,818

Investment Grade Corporate Bond Funds — 10.2%
iShares Core U.S. Credit Bond ETF	394	42,130
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	11,852	1,352,906

Total Investment Grade Corporate Bond Funds		1,395,036

U.S. Large Cap Value Funds — 0.2%
Guggenheim S&P 500 Pure Value ETF	11	501
iShares Russell 1000 Value ETF	180	16,684
iShares S&P 500 Value ETF	64	5,386
Vanguard Value ETF	147	11,413

Total U.S. Large Cap Value Funds		33,984

U.S. Short Term Treasury Bond Funds — 41.7%
iShares 1-3 Year Treasury Bond ETF(b)	22,295	1,893,068
iShares Short Treasury Bond ETF(a)	4,636	511,351
SPDR Barclays 1-3 Month T-Bill ETF*(b)	9,054	413,677
Vanguard Short-Term Bond ETF(a)	36,319	2,912,785

Total U.S. Short Term Treasury Bond Funds		5,730,881

U.S. Small Cap Growth Funds — 1.8%
iShares Russell 2000 Growth ETF	880	109,578
iShares S&P Small-Cap 600 Growth ETF	516	60,016
Vanguard Small-Cap Growth ETF	665	73,502

Total U.S. Small Cap Growth Funds		243,096

U.S. Small Cap Value Funds — 2.6%
iShares Russell 2000 Value ETF	1,662	142,799
iShares S&P Small-Capital 600 Value ETF	779	79,326
Vanguard Small-Cap Value ETF(b)	1,504	139,060

Total U.S. Small Cap Value Funds		361,185

	Shares	Value
Investment Companies (continued)
Total Investment Companies
(Cost $13,915,575)		$13,638,019
Investment of Cash Collateral For Securities Loaned — 19.8%
Money Market Fund — 19.8%
Dreyfus Government Cash Management Fund, 0.18%(c)
(Cost $2,722,603)	2,722,603	2,722,603

Total Investments — 119.1%
(Cost $16,638,178)		16,360,622
Liabilities in Excess of Other Assets — (19.1)%		(2,624,202)
Net Assets — 100.0%		$13,736,420

1

*	Non-income producing securities.
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,631,485.
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,669,471; total market value of collateral held by the Fund was $2,722,603.
(c)	Rate shown reflects the 1-day yield at January 31, 2016.
ETF	- Exchange Traded Fund

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2016 (unaudited)

Total return swap contracts outstanding at January 31, 2016:
			Notional
	Annual		Amounts	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid	Date	(Short)	(Depreciation)[1]
CurrencyShares Euro Trust	0.98%	5/19/2016	$94,843	$–
Guggenheim S&P 500 Pure Value ETF	1.38%	5/19/2016	137	–
iShares 1-3 Year Treasury Bond ETF	0.91%	5/19/2016	468,024	–
iShares Core U.S. Aggregate Bond ETF	1.20%	5/19/2016	241,903	–
iShares Core U.S. Credit Bond ETF	1.12%	5/19/2016	10,372	–
iShares Europe ETF	0.88%	5/19/2016	1,025	–
iShares iBoxx $ High Yield Corporate Bond ETF	(1.40)%	4/07/2016	(163,792)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.26%	5/19/2016	334,460	–
iShares MSCI All Country Asia ex Japan ETF	(3.78)%	4/07/2016	(576,951)	–
iShares MSCI EAFE ETF	1.18%	5/19/2016	173,985	–
iShares MSCI Emerging Markets ETF	(0.64)%	4/07/2016	(101,189)	–
iShares MSCI Eurozone ETF	1.13%	5/19/2016	5,412	–
iShares MSCI Pacific ex Japan ETF	(4.51)%	4/07/2016	(432,202)	–
iShares Russell 1000 Growth ETF	(0.57)%	4/07/2016	(211,774)	–
iShares Russell 1000 Value ETF	1.38%	5/19/2016	4,078	–
iShares Russell 2000 Growth ETF	1.38%	5/19/2016	27,021	–
iShares Russell 2000 Value ETF	0.94%	5/19/2016	35,313	–
iShares S&P 500 Growth ETF	(1.45)%	4/07/2016	(95,535)	–
iShares S&P 500 Value ETF	1.38%	5/19/2016	1,346	–
iShares S&P Small-Cap 600 Growth ETF	1.38%	5/19/2016	14,771	–
iShares S&P Small-Cap 600 Value ETF	0.95%	5/19/2016	19,653	–
iShares Short Treasury Bond ETF	0.92%	5/19/2016	126,404	–
PowerShares DB G10 Currency Harvest Fund	0.93%	5/19/2016	72,065	–
PowerShares DB U.S. Dollar Index Bullish Fund	(2.75)%	4/07/2016	(414,174)	–
PowerShares Senior Loan Portfolio	0.96%	5/19/2016	390,745	–
SPDR Barclays 1-3 Month T-Bill ETF	0.92%	5/19/2016	102,300	–
SPDR Barclays Aggregate Bond ETF	0.93%	5/19/2016	8,535	–
SPDR Barclays Convertible Securities ETF	1.17%	5/19/2016	79,624	–
SPDR Barclays High Yield Bond ETF	(1.35)%	4/07/2016	(108,298)	–
SPDR Blackstone / GSO Senior Loan ETF	1.02%	5/19/2016	77,317	–
SPDR DB International Government Inflation-Protected Bond ETF	(3.76)%	4/07/2016	(341,572)	–
Vanguard FTSE Developed Markets ETF	1.18%	5/19/2016	85,337	–
Vanguard FTSE Emerging Markets ETF	(0.04)%	4/07/2016	(161,488)	–
Vanguard FTSE Europe ETF	1.10%	5/19/2016	5,601	–
Vanguard FTSE Pacific ETF	(0.65)%	4/07/2016	(678,222)	–
Vanguard Growth ETF	(0.69)%	4/07/2016	(138,217)	–
Vanguard Short-Term Bond ETF	0.97%	5/19/2016	720,116	–
Vanguard Small-Cap Growth ETF	1.38%	5/19/2016	18,127	–
Vanguard Small-Cap Value ETF	1.28%	5/19/2016	34,395	–
Vanguard Total Bond Market ETF	0.90%	5/19/2016	215,846	–
Vanguard Value ETF	1.38%	5/19/2016	2,795	$ –
				$–
_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
1 Reflects a reset date of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs	Level 1	Level 2		Level 3	Total
Description
Investments in Securities:(a)
Investment Companies	$13,638,019	$–		$–	$13,638,019
Short-Term Investment:
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,722,603	–		–	2,722,603
Total Investments in Securities	16,360,622	–		–	16,360,622
Other Financial Instruments:
Swap Contracts	–	–	(b)	–	–
Total Investments in Securities and Other Financial Instruments	$16,360,622	$–		$–	$16,360,622

Liability Valuation Inputs	Level 1	Level 2		Level 3	Total
Description
Other Financial Instruments:
Swap Contracts	$–	$–	(b)	$–	$–
Total Other Financial Instruments	$–	$–		$–	$–

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF

January 31, 2016 (unaudited)

	Shares	Value
Investment Companies — 99.4%
Emerging Equity Funds — 0.5%
iShares MSCI Emerging Markets ETF	103	$3,150
Vanguard FTSE Emerging Markets ETF	163	5,025

Total Emerging Equity Funds		8,175

Floating Rate Funds — 40.3%
PowerShares Senior Loan Portfolio(a)(b)	27,444	608,708
SPDR Blackstone / GSO Senior Loan ETF	2,622	120,455

Total Floating Rate Funds		729,163

International Equity Core Funds — 1.3%
iShares MSCI EAFE ETF	295	16,367
Vanguard FTSE Developed Markets ETF	231	8,013

Total International Equity Core Funds		24,380

Investment Grade Corporate Bond Funds — 15.1%
iShares Core U.S. Credit Bond ETF	77	8,234
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,325	265,398

Total Investment Grade Corporate Bond Funds		273,632

U.S. Large Cap Core Fund — 1.7%
SPDR S&P 500 ETF Trust	155	30,050

U.S. Large Cap Growth Funds — 10.2%
Guggenheim S&P 500 Pure Growth ETF	82	6,137
iShares Russell 1000 Growth ETF	894	83,885
iShares S&P 500 Growth ETF	345	37,884
Vanguard Growth ETF	548	54,767

Total U.S. Large Cap Growth Funds		182,673

U.S. Large Cap Value Funds — 8.8%
Guggenheim S&P 500 Pure Value ETF	53	2,415
iShares Russell 1000 Value ETF	839	77,767
iShares S&P 500 Value ETF	301	25,329
Vanguard Value ETF	687	53,339

Total U.S. Large Cap Value Funds		158,850

U.S. Small Cap Growth Funds — 21.5%
iShares Russell 2000 Growth ETF(a)	1,409	175,449
iShares S&P Small-Cap 600 Growth ETF(a)	826	96,072
Vanguard Small-Cap Growth ETF	1,066	117,825

Total U.S. Small Cap Growth Funds		389,346

Total Investment Companies
(Cost $1,961,407)		1,796,269
Investment of Cash Collateral For Securities Loaned — 25.3%
Money Market Fund — 25.3%
Dreyfus Government Cash Management Fund, 0.18%(c)
(Cost $457,420)	457,420	457,420

Total Investments — 124.7%
(Cost $2,418,827)		2,253,689
Liabilities in Excess of Other Assets — (24.7)%		(445,800)
Net Assets — 100.0%		$1,807,889

1

(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $454,149; total market value of collateral held by the Fund was $457,420.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $343,790.
(c)	Rate shown reflects the 1-day yield at January 31, 2016.

1

ETF	- Exchange Traded Fund

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

January 31, 2016 (unaudited)

Total return swap contracts outstanding at January 31, 2016:
			Notional
	Annual		Amounts	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid	Date	(Short)	(Depreciation)[1]
Guggenheim S&P 500 Pure Growth ETF	1.16%	3/28/2017	$1,647	$–
Guggenheim S&P 500 Pure Value ETF	1.35%	3/28/2017	638	–
iShares Core U.S. Credit Bond ETF	1.36%	3/28/2017	2,139	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.32%	3/28/2017	70,202	–
iShares MSCI EAFE ETF	1.38%	3/28/2017	4,327	–
iShares MSCI Emerging Markets ETF	1.38%	3/28/2017	826	–
iShares Russell 1000 Growth ETF	1.17%	3/28/2017	22,144	–
iShares Russell 1000 Value ETF	1.35%	3/28/2017	20,577	–
iShares Russell 2000 Growth ETF	1.38%	3/28/2017	46,446	–
iShares Russell 2000 Value ETF	(1.26)%	3/28/2017	(184,127)	–
iShares S&P 500 Growth ETF	1.17%	3/28/2017	9,993	–
iShares S&P 500 Value ETF	1.36%	3/28/2017	6,732	–
iShares S&P Small-Cap 600 Growth ETF	1.38%	3/28/2017	25,356	–
iShares S&P Small-Cap 600 Value ETF	(1.74)%	3/28/2017	(102,339)	–
PowerShares Senior Loan Portfolio	1.37%	3/28/2017	160,916	–
SPDR Blackstone / GSO Senior Loan ETF	1.35%	3/28/2017	31,836	–
SPDR S&P 500 ETF Trust	1.38%	3/28/2017	7,949	–
Vanguard FTSE Developed Markets ETF	1.38%	3/28/2017	2,116	–
Vanguard FTSE Emerging Markets ETF	1.38%	3/28/2017	1,326	–
Vanguard Growth ETF	1.17%	3/28/2017	14,491	–
Vanguard Small-Cap Growth ETF	1.38%	3/28/2017	31,169	–
Vanguard Small-Cap Value ETF	(2.75)%	3/28/2017	(179,280)	–
Vanguard Value ETF	1.37%	3/28/2017	14,130	–
				$–
_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
1 Reflects a reset date of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Investment Companies	$1,796,269	$–		$–	$1,796,269
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	457,420	–		–	457,420
Total Investments in Securities	2,253,689	–		–	2,253,689
Other Financial Instruments:
Swap Contracts	–	–	(b)	–	–
Total Investments in Securities and Other Financial Instruments	$2,253,689	$–		$–	$2,253,689

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$–	$–	(b)	$–	$–
Total Other Financial Instruments	$–	$–		$–	$–

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF

January 31, 2016 (unaudited)

	Shares	Value
Investment Companies — 100.1%
Aggregate Bond Funds — 48.7%
iShares Core U.S. Aggregate Bond ETF	4,301	$470,142
SPDR Barclays Aggregate Bond ETF	288	16,609
Vanguard Total Bond Market ETF	5,133	419,674

Total Aggregate Bond Funds		906,425

Convertible Bonds Fund — 45.6%
SPDR Barclays Convertible Securities ETF(a)	20,691	847,917

U.S. Large Cap Growth Funds — 5.8%
Guggenheim S&P 500 Pure Growth ETF	48	3,593
iShares Russell 1000 Growth ETF	530	49,730
iShares S&P 500 Growth ETF	204	22,401
Vanguard Growth ETF	325	32,481

Total U.S. Large Cap Growth Funds		108,205

Total Investment Companies
(Cost $2,023,327)		1,862,547
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(b)
(Cost $2,765)	2,765	2,765

Investment of Cash Collateral For Securities Loaned — 31.3%
Money Market Fund — 31.3%
Dreyfus Government Cash Management Fund, 0.18%(c)
(Cost $582,732)	582,732	582,732

Total Investments — 131.5%
(Cost $2,608,824)		2,448,044
Liabilities in Excess of Other Assets — (31.5)%		(587,007)
Net Assets — 100.0%		$1,861,037

1

(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $576,630; total market value of collateral held by the Fund was $582,732.
(b)	Rate shown reflects the 7-day yield at January 31, 2016.
(c)	Rate shown reflects the 1-day yield at January 31, 2016.
ETF	- Exchange Traded Fund

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF (continued)

January 31, 2016 (unaudited)

Total return swap contracts outstanding at January 31, 2016:

			Notional
	Annual		Amounts	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid	Date	(Short)	(Depreciation)[1]
Guggenheim S&P 500 Pure Growth ETF	1.19%	3/28/2017	$225	$–
iShares Core U.S. Aggregate Bond ETF	1.27%	3/28/2017	30,279	–
iShares Core U.S. Credit Bond ETF	(4.74)%	3/28/2017	(3,636)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.37)%	3/28/2017	(118,374)	–
iShares MSCI Emerging Markets ETF	(0.62)%	3/28/2017	(92)	–
iShares Russell 1000 Growth ETF	1.24%	3/28/2017	3,190	–
iShares S&P 500 Growth ETF	1.22%	3/28/2017	1,428	–
SPDR Barclays Aggregate Bond ETF	1.28%	3/28/2017	1,096	–
SPDR Barclays Convertible Securities ETF	1.30%	3/28/2017	54,585	–
Vanguard FTSE Emerging Markets ETF	(0.04)%	3/28/2017	(154)	–
Vanguard Growth ETF	1.23%	3/28/2017	2,099	–
Vanguard Total Bond Market ETF	1.29%	3/28/2017	27,063	–
				$–

_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1 Reflects a reset date of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF (continued)

January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Investment Companies	$1,862,547	$–		$–	$1,862,547
Short-Term Investment:
Money Market Fund	2,765	–		–	2,765
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	582,732	–		–	582,732
Total Investments in Securities	2,448,044	–		–	2,448,044
Other Financial Instruments:
Swap Contracts	–	–	(b)	–	–
Total Investments in Securities and Other Financial Instruments	$2,448,044	$–		$–	$2,448,044

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$–	$–	(b)	$–	$–
Total Other Financial Instruments	$–	$–		$–	$–

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks - 88.3%

Australia - 3.1%
BHP Billiton Ltd.	18,914	$205,365
Fortescue Metals Group Ltd.(a)	11,055	13,528
Newcrest Mining Ltd.*	80,433	732,798
Northern Star Resources Ltd.	62,153	130,133
Sandfire Resources NL	24,483	86,590
South32 Ltd.*	18,910	13,042
Woodside Petroleum Ltd.	3,548	70,146

Total Australia		1,251,602

Canada - 19.1%
Agnico Eagle Mines Ltd.	22,619	667,359
Alamos Gold, Inc., Class A	26,603	86,392
B2Gold Corp.*(a)	96,678	73,509
Barrick Gold Corp.	122,230	1,209,923
Canadian Natural Resources Ltd.	4,706	100,290
Canfor Corp.*	19,501	217,147
Centerra Gold, Inc.	24,816	112,507
Detour Gold Corp.*	17,900	216,746
Eldorado Gold Corp.	75,208	169,949
Enbridge, Inc.(a)	3,671	126,936
Goldcorp, Inc.	86,926	985,851
Imperial Oil Ltd.	3,639	111,064
Interfor Corp.*	9,612	74,109
Kinross Gold Corp.*	120,132	197,197
New Gold, Inc.*(a)	53,393	130,898
Norbord, Inc.	7,706	133,941
Pan American Silver Corp.(a)	15,914	105,170
Silver Wheaton Corp.	42,368	497,066
Suncor Energy, Inc.	6,223	146,725
Teck Resources Ltd., Class B	2,052	7,626
TransCanada Corp.	3,054	105,580
Turquoise Hill Resources Ltd.*	738,794	1,521,916
West Fraser Timber Co., Ltd.	12,032	411,683
Westshore Terminals Investment Corp.	27,518	256,359

Total Canada		7,665,943

Chile - 0.1%
Antofagasta PLC(a)	3,500	18,876

China - 1.9%
Beijing Enterprises Water Group Ltd.*(a)	720,947	354,783
China Modern Dairy Holdings Ltd.(a)	75,604	13,794
CNOOC Ltd.	192,284	194,684
Shougang Fushan Resources Group Ltd.(a)	1,964,884	209,545

Total China		772,806

France - 5.9%
Suez Environnement Co.	44,778	827,318
TOTAL SA	9,804	434,096
Veolia Environnement SA	45,676	1,096,959

Total France		2,358,373

Germany - 0.0%(b)
Suedzucker AG	586	8,820

Hong Kong - 0.2%
Hong Kong & China Gas Co., Ltd.	49,814	87,175

INDONESIA - 0.1%
Sakari Resources Ltd.*(c)(d)	240,456	43,925

Ireland - 0.1%
Kerry Group PLC, Class A	504	41,065

Italy - 0.8%
Eni SpA	15,546	223,390

	Shares	Value

Common Stocks (continued)

Italy (continued)
Snam SpA	15,071	$84,228

Total Italy		307,618

Japan - 2.5%
Ajinomoto Co., Inc.	1,698	39,783
Dowa Holdings Co., Ltd.	1,054	7,026
Hokuetsu Kishu Paper Co., Ltd.	27,131	162,699
Mitsubishi Materials Corp.	4,658	14,120
Mitsui & Co., Ltd.	7,723	86,470
NH Foods Ltd.	3,192	61,196
Nisshin Seifun Group, Inc.	864	13,767
Oji Holdings Corp.	142,404	568,134
Sumitomo Metal Mining Co., Ltd.	1,959	20,340
Toyo Suisan Kaisha Ltd.	293	10,007
Yamazaki Baking Co., Ltd.	629	13,503

Total Japan		997,045

Jersey - 1.7%
Randgold Resources Ltd.	9,728	685,405

Mexico - 2.0%
Fresnillo PLC(a)	77,334	792,022

Netherlands - 1.5%
Royal Dutch Shell PLC, Class A	28,598	618,735

New Zealand - 1.1%
Fletcher Building Ltd.	98,716	440,059

Norway - 0.5%
Norsk Hydro ASA	7,243	23,801
Statoil ASA	13,692	185,747

Total Norway		209,548

Peru - 0.2%
Southern Copper Corp.(a)	2,866	74,287

Russia - 0.9%
Polymetal International PLC	44,166	360,234

Singapore - 0.1%
Golden Agri-Resources Ltd.	36,668	9,532
Wilmar International Ltd.	18,344	36,732

Total Singapore		46,264

Spain - 0.3%
Ence Energia y Celulosa SA	35,631	112,579

Sweden - 9.7%
AAK AB	120	7,788
Boliden AB	971	13,419
Sandvik AB	464,851	3,862,487

Total Sweden		3,883,694

Switzerland - 0.1%
Glencore PLC*(a)	46,470	58,983

United Kingdom - 8.9%
Acacia Mining PLC(a)	43,029	125,858
Anglo American PLC(a)	4,961	19,525
Associated British Foods PLC	2,271	101,475
BG Group PLC(a)	14,700	219,884
BP PLC	78,540	419,009
Cranswick PLC	768	22,758
Pennon Group PLC(a)	33,195	416,721
Pentair PLC(a)	14,971	705,434
Rio Tinto PLC	6,574	159,834
Severn Trent PLC	19,952	619,529
Tate & Lyle PLC	1,343	11,916

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)

United Kingdom (continued)
United Utilities Group PLC	56,784	$770,443

Total United Kingdom		3,592,386

United States - 27.5%
Alcoa, Inc.	4,345	31,675
American Water Works Co., Inc.	14,972	971,833
Anadarko Petroleum Corp.	2,221	86,819
Apache Corp.(a)	1,624	69,085
Aqua America, Inc.	14,723	464,216
Archer-Daniels-Midland Co.	1,820	64,337
Boise Cascade Co.*	5,687	117,493
Bunge Ltd.	418	25,920
Chevron Corp.	8,100	700,407
ConAgra Foods, Inc.	1,221	50,843
ConocoPhillips	5,305	207,319
CONSOL Energy, Inc.(a)	85,335	677,560
EOG Resources, Inc.	2,362	167,749
Exxon Mobil Corp.	18,068	1,406,594
Flowserve Corp.	11,218	433,464
Freeport-McMoRan, Inc.(a)	3,693	16,988
General Mills, Inc.	1,710	96,632
Hain Celestial Group, Inc. (The)*	290	10,550
Halliburton Co.	3,627	115,302
Hormel Foods Corp.	4,138	332,737
IDEX Corp.	6,516	472,475
Ingredion, Inc.	205	20,648
JM Smucker Co. (The)	344	44,142
Joy Global, Inc.(a)	36,086	359,777
Kellogg Co.	1,023	75,129
Kinder Morgan, Inc.	9,240	151,998
Louisiana-Pacific Corp.*(a)	20,506	322,354
Marathon Petroleum Corp.	2,352	98,290
Mondelez International, Inc., Class A	4,733	203,992
Newmont Mining Corp.	52,353	1,044,966
Occidental Petroleum Corp.	3,319	228,447
Phillips 66	2,339	187,471
Pilgrim's Pride Corp.*(a)	4,070	90,272
Pioneer Natural Resources Co.	642	79,576
Resolute Forest Products, Inc.*	13,652	76,997
Royal Gold, Inc.	6,841	203,794
Sanderson Farms, Inc.	362	29,402
Schlumberger Ltd.	5,463	394,811
Seaboard Corp.*	18	51,786
Tahoe Resources, Inc.(a)	15,502	119,852
Tyson Foods, Inc., Class A	5,867	313,063
Valero Energy Corp.	2,218	150,536
Williams Cos., Inc. (The)	3,222	62,184
Xylem, Inc.	6,681	240,182

Total United States		11,069,667

Total Common Stocks
(Cost $36,587,333)		35,497,111

Short-Term Investment - 10.7%

Money Market Fund - 10.7%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(e)
(Cost $4,304,491)	4,304,491	4,304,491

	Shares	Value

Investment of Cash Collateral For Securities Loaned - 5.8%
Money Market Fund - 5.8%
Dreyfus Government Cash Management Fund 0.18%(f)
(Cost $2,328,353)	2,328,353	$2,328,353

Total Investments - 104.8%
(Cost $43,220,177)		42,129,955
Liabilities in Excess of Other Assets - (4.8)%(g)		(1,932,715)
Net Assets - 100.0%		$40,197,240

		% of
Industry	Value	Net Assets
Precious Metals	$8,647,629	21.5%
Water	7,373,357	18.4
Energy	7,320,747	18.2
Coal	6,931,569	17.2
Money Market Fund	6,632,844	16.5
Timber	2,637,195	6.6
Livestock	915,008	2.4
Grains Food Fiber	886,581	2.1
Industrial Metals	785,025	1.9
Total Investments	$42,129,955	104.8%
Liabilities in Excess of Other Assets(g)	(1,932,715)	(4.8)
Total Net Assets	$40,197,240	100.0%

1

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,364,545; total market value of collateral held by the Fund was $3,408,967. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,080,614.
(b)	Less than 0.05%.
(c)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2016, the value of this security was $43,925.
(d)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(e)	Rate shown reflects the 7-day yield at January 31, 2016.
(f)	Rate shown reflects the 1-day yield at January 31, 2016.
(g)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on future contracts.
PLC	- Public Limited Company

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF (continued)

January 31, 2016 (unaudited)

Open futures contracts outstanding at January 31, 2016:

Type	Broker	Expiration Date	Number of Contracts (Sold)	Notional Value at Trade Date	Notional Value at January 31, 2016	Unrealized Appreciation
E-mini S&P 500 Future	Morgan Stanley	March 2016	(52)	$(5,130,873)	$(5,018,260)	$112,613
Mini MSCI EAFE Index Future	Morgan Stanley	March 2016	(65)	(5,308,255)	(5,205,200)	103,055
						$215,668

Cash posted as collateral to broker for futures contracts was $477,750 at January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF (continued)

January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1		Level 2	Level 3		Total
Investments in Securities:(a)
Common Stocks	$35,453,186		$–	$43,925	(c)	$35,497,111
Short-Term Investment:
Money Market Fund	4,304,491		–	–		4,304,491
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,328,353		–	–		2,328,353
Total Investments in Securities	42,086,030		–	43,925		42,129,955
Other Financial Instruments:
Futures Contracts	215,668	(b)	–	–		215,668
Total Investments in Securities and Other Financial Instruments	$42,301,698		$–	$43,925		$42,345,623

Liability Valuation Inputs
Description	Level 1		Level 2	Level 3		Total
Other Financial Instruments:
Futures Contracts	$–	(b)	$–	$–		$–
Total Other Financial Instruments	$–		$–	$–		$–

(a) For a complete listing of investments and their countries, see the Schedules of Investments.

(b) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

(c) The Level 3 security valued at $43,925 has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2016
Common Stock:
Sakari Resources Ltd. (a)	$98,030	$–	$–	$(54,105)	$–	$–	$–	$–	$43,925	$(54,105)
Total	$98,030	$–	$–	$(54,105)	$–	$–	$–	$–	$43,925	$(54,105)

(a) Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of January 31, 2016.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$43,925	Peer Analysis	Comparable Securities

See Notes to Schedules of Investments.

Schedules of Investments — IQ Merger Arbitrage ETF

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks — 93.9%

Consumer Discretionary — 16.3%
Cablevision Systems Corp., Class A	71,319	$2,275,789
Jarden Corp.*	143,326	7,603,444
Media General, Inc.*	25,893	420,502
Meredith Corp.(a)	6,944	293,801
Pep Boys-Manny Moe & Jack (The)*	27,036	499,896
Time Warner Cable, Inc.(b)	40,952	7,453,674

Total Consumer Discretionary		18,547,106

Consumer Staples — 10.6%
Diamond Foods, Inc.*(a)	8,897	326,520
Keurig Green Mountain, Inc.(a)	65,464	5,842,662
Rite Aid Corp.*	574,471	4,475,129
SABMiller PLC	23,954	1,421,161

Total Consumer Staples		12,065,472

Energy — 14.0%
BG Group PLC(a)	189,217	2,830,324
Cameron International Corp.*(b)	163,605	10,742,304
Northern Tier Energy LP(a)	12,239	314,542
Sakari Resources Ltd.*(c)(d)	425	77
Santos Ltd.(a)	146,830	328,198
Targa Resources Partners LP	112,129	1,540,652

Total Energy		15,756,097

Financials — 4.4%
Astoria Financial Corp.	20,172	305,202
Deutsche Wohnen AG	11,136	292,145
First Niagara Financial Group, Inc.	67,336	659,219
National Penn Bancshares, Inc.	55,449	632,119
Plum Creek Timber Co., Inc.	18,791	761,223
StanCorp Financial Group, Inc.	11,941	1,369,155
Symetra Financial Corp.	18,408	589,424
Wilshire Bancorp, Inc.	29,286	310,139

Total Financials		4,918,626

Health Care — 7.5%
Allergan PLC*	14,036	3,992,260
Baxalta, Inc.	81,682	3,268,097
Health NET, Inc.*	18,163	1,202,754

Total Health Care		8,463,111

Industrials — 15.2%
Ansaldo STS SpA	170,084	1,814,628
Asciano Ltd.	309,394	1,947,764
Norfolk Southern Corp.	14,766	1,041,003
Precision Castparts Corp.(b)	46,432	10,909,198
Terex Corp.	50,633	1,134,179
TNT Express NV	49,581	422,111

Total Industrials		17,268,883

Information Technology — 11.5%
Constant Contact, Inc.*	13,485	426,261
EMC Corp.	184,718	4,575,465
Fairchild Semiconductor International, Inc.*	28,475	583,453
Heartland Payment Systems, Inc.	22,610	2,081,929
King Digital Entertainment PLC	39,699	711,803
KLA-Tencor Corp.	34,491	2,310,552
SolarWinds, Inc.*	19,507	1,169,445

	Shares	Value

Common Stocks (continued)

Information Technology (continued)
Solera Holdings, Inc.	22,823	$1,238,376

Total Information Technology		13,097,284

Materials — 9.5%
Airgas, Inc.	12,759	1,786,260
E.I. du Pont de Nemours & Co.	118,109	6,231,431
Italcementi SpA(a)	53,974	603,883
Rexam PLC	258,450	2,199,668

Total Materials		10,821,242

Utilities — 4.9%
AGL Resources, Inc.	54,395	3,457,346
Piedmont Natural Gas Co., Inc.	23,683	1,402,981
TECO Energy, Inc.	24,473	663,708

Total Utilities		5,524,035

Total Common Stocks
(Cost $109,160,657)		106,461,856

Rights — 0.0%(e)

Health Care — 0.0%(e)
Dyax Corp. CVR*(c)(d)	23,351	25,920
Trius Therapeutics CVR*(c)(d)	6,177	—

Total Rights
(Cost $0)		25,920

Short-Term Investment —3.5%

Money Market Fund — 3.5%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(f)
(Cost $3,995,778)	3,995,778	3,995,778

Investment of Cash Collateral For Securities Loaned — 3.5%

Money Market Fund — 3.5%
Dreyfus Government Cash Management Fund, 0.18%(g)
(Cost $3,931,954)	3,931,954	3,931,954

Total Investments — 100.9%
(Cost $117,088,389)		114,415,508
Liabilities in Excess of Other Assets — (0.9)%		(973,545)
Net Assets — 100.0%		$113,441,963

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $4,895,983; total market value of collateral held by the Fund was $5,150,002. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,218,048.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $9,653,441.
(c)	Securities have been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2016, the value of these securities were $25,997.
(d)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(e)	Less than 0.05%.
(f)	Rate shown reflects the 7-day yield at January 31, 2016.
(g)	Rate shown reflects the 1-day yield at January 31, 2016.
CVR	- Contingent Value Right
LP	- Limited Partnership
PLC	- Public Limited Company
SpA	- Societa per azioni (public company)

See Notes to Schedules of Investments.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

January 31, 2016 (unaudited)

Total return swap contracts outstanding at January 31, 2016:
			Notional
	Annual		Amounts	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid	Date	(Short)	(Depreciation)[1]
Consumer Discretionary Select Sector SPDR Fund	(0.30)%	1/11/2017	$(8,789,965)	$–
Consumer Staples Select Sector SPDR Fund	(0.09)%	1/11/2017	(238,318)	–
Energy Select Sector SPDR Fund	(0.19)%	1/11/2017	(11,595,118)	–
Financial Select Sector SPDR Fund	(0.02)%	1/11/2017	(1,561,839)	–
Health Care Select Sector SPDR Fund	(0.10)%	1/11/2017	(7,722,485)	–
Industrial Select Sector SPDR Fund	(0.34)%	1/11/2017	(1,219,656)	–
Materials Select Sector SPDR Fund	(0.40)%	1/11/2017	(8,560,689)	–
Technology Select Sector SPDR Fund	(0.12)%	1/11/2017	(3,418,301)	–
Vanguard FTSE Europe ETF	(0.11)%	1/11/2017	(1,090,329)	–
				$–
_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
[1] Reflects a reset date of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3		Total
Investments in Securities:(a)
Common Stocks	$106,461,779	$–		$77		$106,461,856
Rights	–	–		25,920	*	25,920
Short-Term Investment:
Money Market Fund	3,995,778	–		–		3,995,778
Investment of Cash Collateral for Securities Loaned	3,931,954	–		–		3,931,954
Total Investments in Securities	114,389,511	–		25,997		114,415,508
Other Financial Instruments:
Swap Contracts	–	–	(b)	–		–
Total Investments in Securities and Other Financial Instruments	$114,389,511	$–		$25,997		$114,415,508

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3		Total
Other Financial Instruments:
Swap Contracts	$–	$–	(b)	$–		$–
Total Other Financial Instruments	$–	$–		$–		$–

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.
*	Includes level 3 security valued at $-

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

Investments in Securities	Balance as of April 30, 2015		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2016(a)
Common Stock
Sakari Resources Ltd.	$173		$–	$–	$(96)	$–	$–	$–	$–	$77		$(96)
Rights
Dyax Corp. CVR	–		–	–	25,920	–	–	–	–	25,920		25,920
Trius Therapeutics CVR	–	(b)	–	–	–	–	–	–	–	–	(b)	–
Total	$173		$–	$–	$25,824	$–	$–	$–	$–	$25,997		$25,824

Information about Level 3 fair value measurements as of January 31, 2016.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$77	Peer Analysis	Comparable Securities
Rights	$25,920	Issuer Specific Facts	Contingent Payment Terms
Rights	$–	Issuer Specific Facts	Contingent Payment Terms

(a) Included in "Net change in unrealized appreciation (depreciation) on investments" in the Statements of Operations.

(b) Includes a level 3 security valued at $-.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Real Return ETF

January 31, 2016 (unaudited)

	Shares	Value
Investment Companies — 99.9%
British Pound Fund — 8.5%
CurrencyShares British Pound Sterling Trust*(a)	16,109	$2,247,367

U.S. Large Cap Core Funds — 10.2%
iShares Core S&P 500 ETF	29	5,644
SPDR S&P 500 ETF Trust(a)	13,867	2,688,395

Total U.S. Large Cap Core Funds		2,694,039

U.S. Long Term Treasury Bond Fund — 2.5%
iShares 20+ Year Treasury Bond ETF	5,212	663,488

U.S. Medium Term Treasury Bond Funds — 7.5%
iShares 3-7 Year Treasury Bond ETF	5,256	658,261
iShares 7-10 Year Treasury Bond ETF(a)	12,115	1,321,868

Total U.S. Medium Term Treasury Bond Funds		1,980,129

U.S. REITS Funds — 4.6%
iShares U.S. Real Estate ETF	2,091	150,468
SPDR Dow Jones REIT ETF	1,236	108,657
Vanguard REIT ETF	12,146	934,877

Total U.S. REITS Funds		1,194,002

U.S. Short Term Treasury Bond Funds — 65.1%
iShares Short Treasury Bond ETF(a)	85,764	9,459,769
SPDR Barclays 1-3 Month T-Bill ETF*(a)	167,654	7,660,111

Total U.S. Short Term Treasury Bond Funds		17,119,880

U.S. Small Cap Core Fund — 1.5%
iShares Russell 2000 ETF(a)	3,783	389,309

Total Investment Companies
(Cost $26,385,850)		26,288,214
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(b)
(Cost $40,532)	40,532	40,532

Investment of Cash Collateral For Securities Loaned — 19.5%
Money Market Fund — 19.5%
Dreyfus Government Cash Management Fund, 0.18%(c)
(Cost $5,157,050)	5,157,050	5,157,050

Total Investments — 119.6%
(Cost $31,583,432)		31,485,796
Liabilities in Excess of Other Assets — (19.6)%		(5,163,459)
Net Assets — 100.0%		$26,322,337

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $7,002,900; total market value of collateral held by the Fund was $7,095,750. Market value of the collateral held includes non-cash U.S. Treasury securities collateral held by the lending agent on behalf of the fund, having a value of $1,938,700.
(b)	Rate shown reflects the 7-day yield at January 31, 2016.
(c)	Rate shown reflects the 1-day yield at January 31, 2016.
ETF	- Exchange Traded Fund
REIT	- Real Estate Investment Trust

See Notes to Schedules of Investments.

Schedules of Investments — IQ Real Return ETF (continued)

January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Investment Companies	$26,288,214	$–	$–	$26,288,214
Short-Term Investment:
Money Market Fund	40,532	–	–	40,532
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	5,157,050	–	–	5,157,050
Total Investments in Securities	$31,485,796	$–	$–	$31,485,796

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Australia Small Cap ETF

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks — 99.7%

Consumer Discretionary — 21.6%
Ainsworth Game Technology Ltd.	6,500	$10,207
APN News & Media Ltd.*(a)	37,506	13,663
APN Outdoor Group Ltd.	10,211	43,336
Automotive Holdings Group Ltd.	12,689	38,864
Breville Group Ltd.	7,780	33,459
Burson Group Ltd.	11,852	35,211
Corporate Travel Management Ltd.	3,650	30,724
Fairfax Media Ltd.	151,023	94,541
G8 Education Ltd.(a)	18,413	46,888
IDP Education Ltd.*	7,652	18,728
InvoCare Ltd.	6,674	56,037
JB Hi-Fi Ltd.(a)	6,156	101,981
Mantra Group Ltd.	14,441	49,338
Myer Holdings Ltd.	50,640	37,074
Navitas Ltd.(a)	15,399	50,541
Nine Entertainment Co. Holdings Ltd.	47,910	55,917
oOh!media Ltd.	5,864	19,205
Pacific Brands Ltd.*	56,937	32,421
Retail Food Group Ltd.	8,113	25,939
Seven West Media Ltd.	50,040	29,378
Slater & Gordon Ltd.(a)	20,484	8,694
Southern Cross Media Group Ltd.	47,235	37,588
Super Retail Group Ltd.	8,675	62,529
Village Roadshow Ltd.	4,716	23,118

Total Consumer Discretionary		955,381

Consumer Staples — 7.5%
Asaleo Care Ltd.	21,568	23,724
Australian Agricultural Co., Ltd.*	12,495	11,799
Bega Cheese Ltd.	7,665	38,278
Bellamy's Australia Ltd.	4,170	40,764
Costa Group Holdings Ltd.*	18,469	32,137
GrainCorp Ltd., Class A(a)	11,298	68,009
Metcash Ltd.*(a)	55,230	68,367
Select Harvests Ltd.	4,408	16,588
Tassal Group Ltd.	9,084	30,907

Total Consumer Staples		330,573

Energy — 1.4%
Beach Energy Ltd.	52,156	13,835
Liquefied Natural Gas Ltd.*(a)	28,715	12,999
Whitehaven Coal Ltd.*(a)	31,654	9,180
WorleyParsons Ltd.	10,341	24,797

Total Energy		60,811

Financials — 8.3%
Cover-More Group Ltd.	18,064	25,236
Eclipx Group Ltd.	10,506	22,294
FlexiGroup Ltd.	17,540	34,864
Genworth Mortgage Insurance Australia Ltd.	19,612	35,930
IOOF Holdings Ltd.(a)	17,916	104,044
nib holdings Ltd.	27,229	68,952
OzForex Group Ltd.	13,758	30,363
Steadfast Group Ltd.	42,463	43,703

Total Financials		365,386

Health Care — 12.4%
Ansell Ltd.	9,463	134,141
Australian Pharmaceutical Industries Ltd.	22,057	32,608
Estia Health Ltd.	10,213	49,124
Greencross Ltd.(a)	5,204	26,320
Japara Healthcare Ltd.	13,475	27,260

	Shares	Value

Common Stocks (continued)

Health Care (continued)
Mayne Pharma Group Ltd.*	43,811	$40,597
Mesoblast Ltd.*(a)	15,111	16,247
Primary Health Care Ltd.(a)	31,657	55,086
Regis Healthcare Ltd.	8,364	33,959
Sigma Pharmaceuticals Ltd.	64,531	37,430
Sirtex Medical Ltd.	3,484	92,711

Total Health Care		545,483

Industrials — 14.6%
ALS Ltd.	30,644	71,748
Austal Ltd.	14,380	13,274
Broadspectrum Ltd.*	28,451	24,250
Cardno Ltd.	8,493	5,647
Cleanaway Waste Management Ltd.*	91,094	47,038
Downer EDI Ltd.	26,300	57,856
GWA Group Ltd.	12,862	18,287
IPH Ltd.	9,143	57,365
McMillan Shakespeare Ltd.	4,199	37,721
Mineral Resources Ltd.(a)	8,502	22,311
Monadelphous Group Ltd.(a)	5,373	23,678
Recall Holdings Ltd.	17,020	78,736
SAI Global Ltd.	13,281	37,859
Spotless Group Holdings Ltd.	66,955	49,018
Veda Group Ltd.	51,351	102,068

Total Industrials		646,856

Information Technology — 7.1%
1-Page Ltd.*	6,748	16,563
Altium Ltd.	5,741	19,980
carsales.com Ltd.(a)	11,971	100,173
iProperty Group Ltd.*	6,652	18,727
Iress Ltd.(a)	6,008	40,840
ISentia Group Ltd.	11,692	38,126
MYOB Group Ltd.*	13,816	30,393
Technology One Ltd.	14,107	46,899

Total Information Technology		311,701

Materials — 23.0%
Adelaide Brighton Ltd.	26,805	89,683
BlueScope Steel Ltd.	35,713	116,709
CSR Ltd.	31,243	56,354
DuluxGroup Ltd.	24,209	110,794
Evolution Mining Ltd.	62,001	63,592
Independence Group NL	19,815	30,695
Jacana Minerals Ltd.*(b)(c)	2,006	148
Northern Star Resources Ltd.	34,309	71,835
Nufarm Ltd.	12,159	58,743
Orora Ltd.	75,672	117,223
OZ Minerals Ltd.	18,719	49,918
Pact Group Holdings Ltd.	10,574	37,248
Regis Resources Ltd.	21,587	35,884
Sandfire Resources NL	9,064	32,057
Sims Metal Management Ltd.(a)	9,876	47,364
St. Barbara Ltd.*	30,201	31,617
Syrah Resources Ltd.*	11,895	32,141
TFS Corp., Ltd.	17,285	15,833
Western Areas Ltd.	11,631	15,508

Total Materials		1,013,346

Telecommunication Services — 3.6%
M2 Group Ltd.	10,792	96,032

See Notes to Schedules of Investments.

Schedules of Investments — IQ Australia Small Cap ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)

Telecommunication Services (continued)
Vocus Communications Ltd.(a)	11,523	$64,065

Total Telecommunication Services		160,097

Utilities — 0.2%
ERM Power Ltd.	8,833	9,122

Total Common Stocks
(Cost $5,705,377)		4,398,756

Investment of Cash Collateral For Securities Loaned — 16.9%

Money Market Fund — 16.9%
Dreyfus Government Cash Management Fund, 0.18%(d)
(Cost $744,734)	744,734	744,734

Total Investments — 116.6%
(Cost $6,450,111)		5,143,490
Liabilities in Excess of Other Assets — (16.6)%		(733,019)
Net Assets — 100.0%		$4,410,471

1

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $724,989; total market value of collateral held by the Fund was $779,535. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $34,801.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2016, the value of this security was $148.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Rate shown reflects the 1-day yield at January 31, 2016.

1

See Notes to Schedules of Investments.

Schedules of Investments — IQ Australia Small Cap ETF (continued)

January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Common Stocks	$4,398,608	$–	$148	$4,398,756
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	744,734	–	–	744,734
Total Investments in Securities	$5,143,342	$–	$148	$5,143,490

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2016
Common Stock:
Jacana Minerals Ltd.(a)	$224	$–	$–	$(76)	$–	$–	$–	$–	$148	$(76)
Total	$224	$–	$–	$(76)	$–	$–	$–	$–	$148	$(76)

(a) Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of January 31, 2016.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$148	Peer Analysis	Comparable Securities

See Notes to Schedules of Investments.

Schedules of Investments — IQ Canada Small Cap ETF

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks — 99.9%

Consumer Discretionary — 10.1%
Aimia, Inc.	12,100	$80,480
Amaya, Inc.*	8,323	88,656
DHX Media Ltd.	5,595	31,648
EnerCare, Inc.	6,972	78,873
Hudson's Bay Co.	7,185	88,329
Intertain Group Ltd. (The)*	4,608	27,768
Martinrea International, Inc.	6,553	44,005
Quebecor, Inc., Class B	6,408	161,651
RONA, Inc.	8,189	71,576

Total Consumer Discretionary		672,986

Consumer Staples — 2.9%
Jean Coutu Group (PJC), Inc. (The), Class A	6,092	85,238
Maple Leaf Foods, Inc.	6,768	109,750

Total Consumer Staples		194,988

Energy — 23.1%
Advantage Oil & Gas Ltd.*	12,934	70,311
Athabasca Oil Corp.*	30,771	32,362
Bankers Petroleum Ltd.*	19,737	12,483
Baytex Energy Corp.	15,969	33,589
Birchcliff Energy Ltd.*	8,109	28,984
Bonavista Energy Corp.	14,773	20,156
Canadian Energy Services & Technology Corp.(a)	14,859	41,285
Cardinal Energy Ltd.	4,643	23,029
Crew Energy, Inc.*	10,439	28,634
Ensign Energy Services, Inc.	9,555	45,017
Freehold Royalties Ltd.(a)	5,287	40,237
Gibson Energy, Inc.	9,621	106,175
Kelt Exploration Ltd.*	10,688	29,469
MEG Energy Corp.*	11,984	49,478
Mullen Group Ltd.(a)	6,767	72,226
Northern Blizzard Resources, Inc.(a)	2,343	6,776
NuVista Energy Ltd.*	11,265	36,022
Pacific Exploration and Production Corp.*(a)	11,735	6,755
Painted Pony Petroleum Ltd.*	7,507	22,405
Paramount Resources Ltd., Class A*	4,499	14,706
Parex Resources, Inc.*	10,881	71,367
Parkland Fuel Corp.(a)	6,910	109,008
Pengrowth Energy Corp.	41,452	34,464
Penn West Petroleum Ltd.(a)	36,533	26,220
Poseidon Concepts Corp.*(b)(c)	13,377	–
Precision Drilling Corp.	22,164	75,127
Raging River Exploration, Inc.*	13,414	85,312
Secure Energy Services, Inc.(a)	9,997	53,208
Spartan Energy Corp.*(a)	17,979	32,323
Surge Energy, Inc.	16,428	25,799
TORC Oil & Gas Ltd.(a)	8,590	33,084
Trinidad Drilling Ltd.	16,739	23,314
Veresen, Inc.(a)	22,692	128,678
Whitecap Resources, Inc.(a)	22,448	122,190

Total Energy		1,540,193

Financials — 4.1%
Canaccord Genuity Group, Inc.(a)	6,292	22,132
Canadian Western Bank(a)	5,912	96,457
Genworth MI Canada, Inc.(a)	3,000	51,654
Home Capital Group, Inc.(a)	4,970	101,572

Total Financials		271,815

	Shares	Value

Common Stocks (continued)

Health Care — 3.6%
Concordia Healthcare Corp.	3,353	$91,184
Extendicare, Inc.	6,723	43,952
Knight Therapeutics, Inc.*	5,637	27,119
ProMetic Life Sciences, Inc.*(a)	43,043	77,384

Total Health Care		239,639

Industrials — 15.2%
Aecon Group, Inc.	4,235	43,667
Air Canada*	18,358	102,405
Bombardier, Inc.*	146,056	101,712
CAE, Inc.	20,650	214,681
Chorus Aviation, Inc.	7,632	29,069
DIRTT Environmental Solutions*	6,200	28,285
Progressive Waste Solutions Ltd.	8,356	233,891
Russel Metals, Inc.	4,701	52,513
TransForce, Inc.	7,171	107,011
WestJet Airlines Ltd.	7,936	106,697

Total Industrials		1,019,931

Information Technology — 3.1%
Avigilon Corp.*	2,665	24,808
DH Corp.	8,101	181,161

Total Information Technology		205,969

Materials — 27.8%
Alacer Gold Corp.*(a)	22,236	34,446
Alamos Gold, Inc., Class A	19,637	63,771
B2Gold Corp.*(a)	68,544	52,117
Canfor Corp.*	5,728	63,782
Centerra Gold, Inc.	12,205	55,333
Detour Gold Corp.*	13,080	158,382
Dominion Diamond Corp.	6,391	67,895
First Majestic Silver Corp.*(a)	11,546	34,460
HudBay Minerals, Inc.	18,037	35,376
IAMGOLD Corp.*(a)	29,757	43,137
Interfor Corp.*	5,325	41,056
Intertape Polymer Group, Inc.	4,034	46,439
Kinross Gold Corp.*	87,838	144,186
Labrador Iron Ore Royalty Corp.(a)	4,430	27,954
Lake Shore Gold Corp.*	34,939	31,531
Lundin Mining Corp.*	47,852	117,994
Nevsun Resources Ltd.	15,081	40,830
New Gold, Inc.*(a)	37,944	93,023
Norbord, Inc.	3,057	53,135
NOVAGOLD RESOURCES, Inc.*(a)	17,653	74,012
Pan American Silver Corp.(a)	11,420	75,471
Pretium Resources, Inc.*	8,535	36,208
Primero Mining Corp.*(a)	12,358	30,648
SEMAFO, Inc.*	22,557	56,102
Silver Standard Resources, Inc.*	6,190	26,832
Tahoe Resources, Inc.(a)	16,882	130,521
Torex Gold Resources, Inc.*	60,141	53,848
Western Forest Products, Inc.	30,266	44,950
Yamana Gold, Inc.	72,456	124,085

Total Materials		1,857,524

Telecommunication Services — 1.9%
Manitoba Telecom Services, Inc.(a)	6,081	130,414

Utilities — 8.1%
Algonquin Power & Utilities Corp.	15,439	126,167
Capital Power Corp.	6,916	92,590

See Notes to Schedules of Investments.

Schedules of Investments — IQ Canada Small Cap ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)

Utilities (continued)
Just Energy Group, Inc.	7,331	$48,500
Northland Power, Inc.(a)	8,456	116,813
Superior Plus Corp.(a)	10,732	79,542
TransAlta Corp.	21,479	75,094

Total Utilities		538,706

Total Common Stocks
(Cost $11,248,618)		6,672,165

Short-Term Investment —0.1%

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(d)
(Cost $5,239)	5,239	5,239

Investment of Cash Collateral For Securities Loaned — 24.5%

Money Market Fund — 24.5%
Dreyfus Government Cash Management Fund, 0.18%(e)
(Cost $1,641,506)	1,641,506	1,641,506

Total Investments — 124.5%
(Cost $12,895,363)		8,318,910
Liabilities in Excess of Other Assets — (24.5)%		(1,637,034)
Net Assets — 100.0%		$6,681,876

1

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,581,680; total market value of collateral held by the Fund was $1,641,506.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days. At January 31, 2016, the value of this security was $0.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Rate shown reflects the 7-day yield at January 31, 2016.
(e)	Rate shown reflects the 1-day yield at January 31, 2016.

1

See Notes to Schedules of Investments.

Schedules of Investments — IQ Canada Small Cap ETF (continued)

January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(a)
Common Stocks	$6,672,165	$–	$–	(b)	$6,672,165
Short-Term Investment:
Money Market Fund	5,239	–	–		5,239
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,641,506	–	–		1,641,506
Total Investments in Securities	$8,318,910	$–	$–		$8,318,910

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) The Level 3 Security, valued at $—, has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2016(a)
Common Stock
Poseidon Concepts Corp.(a)	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
Total	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–

* Includes a level 3 security valued at $—.

(a) Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of January 31, 2016.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$–	Issuer Specific Facts	Bankruptcy

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks - 99.5%

Australia - 10.8%
Australian Agricultural Co. Ltd.*	65,410	$61,767
Bega Cheese Ltd.	40,125	200,380
Costa Group Holdings Ltd.*	96,684	168,238
GrainCorp Ltd., Class A(a)	59,143	356,014
Nufarm Ltd.	63,654	307,525
Select Harvests Ltd.	23,076	86,837

Total Australia		1,180,761

Canada - 4.3%
Maple Leaf Foods, Inc.	29,010	470,427

China - 8.9%
China BlueChemical Ltd., Class H	554,147	115,346
China Huishan Dairy Holdings Co., Ltd.(a)	973,041	366,320
China Modern Dairy Holdings Ltd.(a)	625,385	114,103
China Yurun Food Group Ltd.*(a)	444,967	60,603
First Tractor Co., Ltd., Class H	132,075	69,407
Leyou Technologies Holdings Ltd.*	921,424	130,231
Shenguan Holdings Group Ltd.	335,717	36,665
Sinofert Holdings Ltd.	580,116	77,519

Total China		970,194

Hong Kong - 1.6%
C.P. Pokphand Co. Ltd.	2,112,784	176,453

Indonesia - 8.5%
PT Astra Agro Lestari Tbk	105,299	130,525
PT Charoen Pokphand Indonesia Tbk	2,399,860	582,761
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	907,417	93,871
PT Sawit Sumbermas Sarana Tbk	783,782	112,944

Total Indonesia		920,101

Japan - 38.6%
Fuji Oil Holdings, Inc.	19,788	319,707
Iseki & Co., Ltd.(a)	64,029	86,737
Itoham Foods, Inc.(a)	38,232	217,584
J-Oil Mills, Inc.	29,548	84,447
KUMIAI CHEMICAL INDUSTRY Co., Ltd.(a)	23,893	258,537
Megmilk Snow Brand Co., Ltd.	16,304	420,175
Mitsui Sugar Co., Ltd.	25,795	116,974
Morinaga Milk Industry Co., Ltd.	67,756	305,578
Nichirei Corp.	86,746	635,557
Nihon Nohyaku Co., Ltd.(a)	15,881	95,760
Nippon Flour Mills Co., Ltd.	40,866	294,347
Nisshin Oillio Group Ltd. (The)	43,580	180,346
Nisshin Seifun Group, Inc.	66,410	1,058,150
Prima Meat Packers Ltd.	49,710	131,805

Total Japan		4,205,704

Luxembourg - 3.3%
Adecoagro SA*	30,467	363,167

Singapore - 8.6%
First Resources Ltd.	163,404	200,337
Golden Agri-Resources Ltd.	2,080,568	540,863
Olam International Ltd.	176,118	200,458

Total Singapore		941,658

Spain - 3.9%
Ebro Foods SA	21,800	425,304

Thailand - 0.5%
Buriram Sugar PCL	41,934	14,904
Thai Vegetable Oil PCL	60,560	38,811

Total Thailand		53,715

United Arab Emirates - 0.5%
Amira Nature Foods Ltd.*(a)	5,253	53,318

	Shares	Value

Common Stocks (continued)

United Kingdom - 3.7%
Dairy Crest Group PLC	43,945	$406,431

United States - 6.3%
American Vanguard Corp.	9,136	102,871
CVR Partners LP(a)	11,197	60,912
Sanderson Farms, Inc.	6,410	520,620

Total United States		684,403

Total Common Stocks
(Cost $12,039,626)		10,851,636

Short-Term Investment - 0.3%

Money Market Fund - 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(b)
(Cost $28,705)	28,705	28,705

Investment of Cash Collateral For Securities Loaned - 8.5%
Money Market Fund - 8.5%
Dreyfus Government Cash Management Fund 0.18%(c)
(Cost $925,098)	925,098	925,098

Total Investments - 108.3%
(Cost $12,993,429)		11,805,439
Liabilities in Excess of Other Assets - (8.3)%		(909,223)
Net Assets - 100.0%		$10,896,216

		% of
Industry	Value	Net Assets
Crop Production and Farming	$7,405,769	67.9%
Livestock Operations	1,708,190	15.7
Agricultural Chemicals	1,018,470	9.3
Money Market Fund	953,803	8.8
Agricultural Supplies and Logistics	563,063	5.2
Agricultural Machinery	156,144	1.4
Total Investments	$11,805,439	108.3%
Liabilities in Excess of Other Assets	(909,223)	(8.3)
Total Net Assets	$10,896,216	100.0%

1

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,446,590; total market value of collateral held by the Fund was $1,804,230. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $879,132.
(b)	Rate shown reflects the 7-day yield at January 31, 2016.
(c)	Rate shown reflects the 1-day yield at January 31, 2016.
LP	- Limited Partnership
PCL	- Public Company Limited
PLC	- Public Limited Company
PT	- Perseroan Terbatas (Limited Liability Company)
Tbk	- Perseroan Terbatas (public limited)

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF (continued)

January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Common Stocks	$10,851,636	$–	$–	$10,851,636
Short-Term Investment:
Money Market Fund	28,705	–	–	28,705
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	925,098	–	–	925,098
Total Investments in Securities	$11,805,439	$–	$–	$11,805,439

(a) For a complete listing of investments and their countries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Oil Small Cap ETF

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks - 99.0%

Canada - 15.8%
Baytex Energy Corp.	11,820	$24,862
Canyon Services Group, Inc.(a)	3,684	11,231
Cardinal Energy Ltd.	3,429	17,008
Ensign Energy Services, Inc.	7,044	33,187
Horizon North Logistics, Inc.	7,074	9,199
MEG Energy Corp.*	8,904	36,761
Mullen Group Ltd.(a)	4,975	53,100
Pengrowth Energy Corp.	30,681	25,509
Penn West Petroleum Ltd.(a)	27,066	19,426
Seven Generations Energy Ltd., Class A*	9,000	100,792
Sunshine Oilsands Ltd.*	117,347	7,162
TORC Oil & Gas Ltd.(a)	6,390	24,611

Total Canada		362,848

China - 6.7%
China Oilfield Services Ltd., Class H	103,269	73,642
Sinopec Shanghai Petrochemical Co., Ltd., Class H*	198,306	79,497

Total China		153,139

Colombia - 0.2%
Pacific Exploration and Production Corp.*(a)	8,716	5,017

Cyprus - 0.2%
Ocean Rig UDW, Inc.	3,794	4,363

France - 0.6%
Etablissements Maurel et Prom*	4,941	14,649

Indonesia - 0.1%
PT Elnusa Tbk	170,406	2,845

Italy - 1.8%
Saras SpA*	19,425	40,356

Japan - 6.2%
Cosmo Energy Holdings Co. Ltd.*	4,796	52,133
Fuji Oil Co. Ltd.*	2,300	5,528
Showa Shell Sekiyu K.K.	10,448	84,057

Total Japan		141,718

Norway - 2.8%
BW Offshore Ltd.	18,832	4,574
Det Norske Oljeselskap ASA*(a)	4,856	29,266
DNO ASA*(a)	36,656	24,150
Fred Olsen Energy ASA*	1,698	6,693

Total Norway		64,683

Thailand - 7.9%
Bangchak Petroleum PCL (The)	41,077	33,625
IRPC PCL	571,095	68,086
Thai Oil PCL	43,709	78,592

Total Thailand		180,303

United Kingdom - 9.2%
Genel Energy PLC*	4,665	6,915
Rockhopper Exploration PLC*	16,645	7,437
Subsea 7 SA*	12,183	71,889
Tullow Oil PLC*	51,277	124,816

Total United Kingdom		211,057

United States - 47.5%
Alon USA Energy, Inc.(a)	1,236	15,549
Alon USA Partners LP(a)	445	8,584
Bonanza Creek Energy, Inc.*(a)	1,616	4,606
Breitburn Energy Partners LP	8,287	5,716
California Resources Corp.	12,449	17,802
CVR Energy, Inc.(a)	620	21,712
CVR Refining LP(a)	1,754	28,555
Denbury Resources, Inc.(a)	13,809	21,542

	Shares	Value

Common Stocks (continued)

United States (continued)
Diamond Offshore Drilling, Inc.(a)	2,537	$47,163
EP Energy Corp., Class A*(a)	1,402	5,243
GulfMark Offshore, Inc., Class A*	769	2,915
Gulfport Energy Corp.*	4,267	126,090
Kosmos Energy Ltd.*	5,540	25,318
Legacy Reserves LP(a)	2,411	3,158
Linn Energy LLC	8,852	10,888
Northern Tier Energy LP(a)	2,243	57,645
Oasis Petroleum, Inc.*(a)	5,312	28,419
Oil States International, Inc.*	1,975	55,754
PBF Energy, Inc., Class A	3,850	134,712
Pioneer Energy Services Corp.*	2,492	3,414
Rowan Cos. PLC, Class A	4,885	61,795
RPC, Inc.(a)	2,378	29,654
Sanchez Energy Corp.*(a)	2,127	7,700
SemGroup Corp., Class A	1,723	38,147
SM Energy Co.(a)	2,650	37,047
Stone Energy Corp.*(a)	2,186	6,733
Superior Energy Services, Inc.	5,901	60,839
Synergy Resources Corp.*(a)	3,573	22,653
Tesco Corp.	1,443	9,812
Tesoro Logistics LP	2,222	98,501
Western Refining, Inc.(a)	2,749	90,442

Total United States		1,088,108

Total Common Stocks
(Cost $3,356,808)		2,269,086

Short-Term Investment - 0.8%

Money Market Fund - 0.8%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, 0.21%(b)
(Cost $17,689)	17,689	17,689

Investment of Cash Collateral For Securities Loaned - 25.0%
Money Market Fund - 25.0%
Dreyfus Government Cash Management Fund 0.18%(c)
(Cost $571,703)	571,703	571,703

Total Investments - 124.8%
(Cost $3,946,200)		2,858,478
Liabilities in Excess of Other Assets - (24.8)%		(567,471)
Net Assets - 100.0%		$2,291,007

1

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $558,547; total market value of collateral held by the Fund was $571,703.
(b)	Rate shown reflects the 7-day yield at January 31, 2016.
(c)	Rate shown reflects the 1-day yield at January 31, 2016.
ASA	- Allmeennaksjeselskap (stock company)
K.K.	- Kabushiki Kaisha
LP	- Limited Partnership
PCL	- Public Company Limited
PLC	- Public Limited Company
PT	- Perseroan Terbatas (Limited Liability Company)
SpA	- Societa per azioni (Public Company)
Tbk	- Perseroan Terbatas (Public Limited)

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Oil Small Cap ETF (continued)

January 31, 2016 (unaudited)

		% of
Industry	Value	Net Assets
Exploration & Production	$870,793	38.0%
Refining & Marketing	757,723	33.1
Equipment, Services & Drilling	640,570	28.0
Money Market Fund	589,392	25.7
Total Investments	$2,858,478	124.8%
Liabilities in Excess of Other Assets	(567,471)	(24.8)
Total Net Assets	$2,291,007	100.0%

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Oil Small Cap ETF (continued)

January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Common Stocks	$2,269,086	$–	$–	$2,269,086
Short-Term Investment:
Money Market Fund	17,689	–	–	17,689
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	571,703	–	–	571,703
Total Investments in Securities	$2,858,478	$–	$–	$2,858,478

(a) For a complete listing of investments and their countries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks - 99.2%

Diversified REITs - 17.1%
Cousins Properties, Inc.	216,912	$1,869,782
Empire State Realty Trust, Inc., Class A(a)	113,049	1,870,961
Investors Real Estate Trust	123,913	807,913
Kennedy-Wilson Holdings, Inc.	95,954	1,945,947
Monmouth Real Estate Investment Corp.	59,413	610,766
New Senior Investment Group, Inc.	87,301	802,296
New York REIT, Inc.	165,958	1,706,048
Redwood Trust, Inc.(a)	82,728	890,981
Resource Capital Corp.(a)	31,259	325,719
Washington Real Estate Investment Trust(a)	69,483	1,753,056
Winthrop Realty Trust*	33,721	444,443
		–
Total Diversified REITs		13,027,912

Hotel REITs - 6.1%
Ashford Hospitality Trust, Inc.	92,563	514,650
Chesapeake Lodging Trust(a)	59,990	1,506,949
FelCor Lodging Trust, Inc.(a)	135,194	940,950
Hersha Hospitality Trust	45,841	805,426
Summit Hotel Properties, Inc.	86,422	877,183
		–
Total Hotel REITs		4,645,158

Mortgage REITs - 14.9%
AG Mortgage Investment Trust, Inc.(a)	28,765	337,414
Anworth Mortgage Asset Corp.	100,916	429,902
Apollo Commercial Real Estate Finance, Inc.(a)	59,316	943,124
Apollo Residential Mortgage, Inc.	32,216	349,544
Ares Commercial Real Estate Corp.(a)	26,588	283,428
ARMOUR Residential REIT, Inc.	39,974	779,093
Colony Capital, Inc., Class A	111,546	1,921,938
Dynex Capital, Inc.(a)	46,333	277,998
Hatteras Financial Corp.(a)	97,859	1,199,751
Invesco Mortgage Capital, Inc.(a)	122,305	1,384,493
iStar, Inc.*(a)	83,577	872,544
New York Mortgage Trust, Inc.(a)	111,615	540,217
Newcastle Investment Corp.(a)	59,253	210,941
Orchid Island Capital, Inc.	21,196	188,221
PennyMac Mortgage Investment Trust	73,896	1,001,291
RAIT Financial Trust	92,506	236,815
Western Asset Mortgage Capital Corp.	41,505	407,164
		–
Total Mortgage REITs		11,363,878

Office REITs - 23.2%
Brandywine Realty Trust(a)	176,981	2,270,666
First Industrial Realty Trust, Inc.	111,782	2,301,591
First Potomac Realty Trust	58,065	568,456
Franklin Street Properties Corp.	97,067	947,374
Global Net Lease, Inc.	173,265	1,212,855
Government Properties Income Trust(a)	71,185	977,370
Gramercy Property Trust(a)	430,002	3,143,315
Hudson Pacific Properties, Inc.	77,737	1,975,297
Lexington Realty Trust(a)	190,151	1,393,807
Mack-Cali Realty Corp.	82,175	1,708,418
Parkway Properties, Inc.	86,237	1,161,612
		–
Total Office REITs		17,660,761

Residential REITs - 7.2%
American Residential Properties, Inc.	33,012	559,223
Campus Crest Communities, Inc.*(a)	65,113	450,582
Education Realty Trust, Inc.	57,559	2,249,406
Independence Realty Trust, Inc.	40,641	276,765
Monogram Residential Trust, Inc.(a)	170,240	1,484,493

	Shares	Value

Common Stocks (continued)

Residential REITs (continued)
Silver Bay Realty Trust Corp.	34,339	$479,372
		–
Total Residential REITs		5,499,841

Retail REITs - 15.1%
Acadia Realty Trust	70,234	2,394,979
Cedar Realty Trust, Inc.	83,054	586,361
Four Corners Property Trust, Inc.	43,876	741,504
Inland Real Estate Corp.	90,015	964,061
Kite Realty Group Trust(a)	85,020	2,253,030
Pennsylvania Real Estate Investment Trust	68,678	1,344,715
Ramco-Gershenson Properties Trust	79,605	1,360,450
Retail Opportunity Investments Corp.	100,126	1,851,330
		–
Total Retail REITs		11,496,430

Specialized REITs - 15.6%
CyrusOne, Inc.	65,647	2,419,092
InfraREIT, Inc.	35,480	685,828
Medical Properties Trust, Inc.(a)	238,780	2,626,580
National Storage Affiliates Trust	23,286	404,944
Physicians Realty Trust	88,839	1,516,482
QTS Realty Trust, Inc., Class A	40,014	1,848,647
Sabra Health Care REIT, Inc.	65,290	1,198,724
STAG Industrial, Inc.	69,625	1,178,751
		–
Total Specialized REITs		11,879,048

Total Common Stocks
(Cost $87,304,837)		75,573,028

Short-Term Investment - 0.3%

Money Market Fund - 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(b)
(Cost $191,031)	191,031	191,031

Investment of Cash Collateral For Securities Loaned - 7.7%

Money Market Fund - 7.7%
Dreyfus Government Cash Management Fund, 0.18%(c)
(Cost $5,905,165)	5,905,165	5,905,165

Total Investments - 107.2%
(Cost $93,401,033)		81,669,224
Liabilities in Excess of Other Assets - (7.2)%		(5,490,281)
Net Assets - 100.0%		$76,178,943

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $11,215,929; total market value of collateral held by the Fund was $11,174,203. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $5,269,038.
(b)	Rate shown reflects the 7-day yield at January 31, 2016.
(c)	Rate shown reflects the 1-day yield at January 31, 2016.
REIT	- Real Estate Investment Trust

See Notes to Schedules of Investments.

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF (continued)

January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Common Stocks	$75,573,028	$–	$–	$75,573,028
Short-Term Investment:
Money Market Fund	191,031	–	–	191,031
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	5,905,165	–	–	5,905,165
Total Investments in Securities	$81,669,224	$–	$–	$81,669,224

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks - 98.7%

Australia - 6.4%
AGL Energy Ltd.	2,034	$26,761
Alumina Ltd.(a)	13,051	9,555
Amcor Ltd.	3,742	35,204
AMP Ltd.	8,807	33,453
APA Group(b)	3,586	21,510
Aristocrat Leisure Ltd.	2,444	17,720
Asciano Ltd.	2,083	13,113
ASX Ltd.	907	27,170
Aurizon Holdings Ltd.	6,758	17,639
Australia & New Zealand Banking Group Ltd.	7,845	134,179
Bank of Queensland Ltd.	1,813	16,787
Bendigo & Adelaide Bank Ltd.	1,936	14,708
BHP Billiton Ltd.	9,145	99,295
BHP Billiton PLC	6,021	57,770
Boral Ltd.	3,717	14,724
Brambles Ltd.	4,895	38,537
Caltex Australia Ltd.	923	24,255
Challenger Ltd.	2,726	15,310
Coca-Cola Amatil Ltd.	2,655	15,794
Commonwealth Bank of Australia	4,688	260,874
Computershare Ltd.	2,039	15,000
CSL Ltd.	1,360	100,048
Dexus Property Group	3,768	19,617
Goodman Group	5,625	24,191
GPT Group (The)	6,657	22,979
Incitec Pivot Ltd.	6,538	14,336
Insurance Australia Group Ltd.	8,187	30,519
Macquarie Group Ltd.	920	46,582
Medibank Pvt Ltd.	12,053	21,399
Mirvac Group	14,045	18,876
National Australia Bank Ltd.	7,207	141,007
Newcrest Mining Ltd.*	2,512	22,886
Oil Search Ltd.	4,575	21,035
Orica Ltd.	1,385	13,931
Origin Energy Ltd.	6,594	19,124
QBE Insurance Group Ltd.	4,110	31,630
Ramsay Health Care Ltd.	452	19,369
Santos Ltd.	7,081	15,828
Scentre Group	14,865	45,739
Seek Ltd.	1,549	15,866
Sonic Healthcare Ltd.	1,423	18,521
South32 Ltd.*	17,307	11,936
Stockland	8,146	23,567
Suncorp Group Ltd.	4,084	33,539
Sydney Airport(b)	4,191	19,506
Tatts Group Ltd.	5,612	16,474
Telstra Corp. Ltd.	11,395	45,379
Transurban Group(b)	5,889	44,905
Vicinity Centres	10,371	21,348
Wesfarmers Ltd.	3,109	92,738
Westfield Corp.	5,898	41,302
Westpac Banking Corp.	9,109	198,774
Woodside Petroleum Ltd.	2,387	47,192
Woolworths Ltd.	3,751	64,421

Total Australia		2,233,922

Austria - 0.2%
ANDRITZ AG	376	17,393
Erste Group Bank AG*	998	28,865
OMV AG	795	20,349

Total Austria		66,607

Belgium - 1.4%
Ageas	695	28,084

	Shares	Value

Common Stocks (continued)

Belgium (continued)
Anheuser-Busch InBev NV	2,181	$273,400
Delhaize Group	317	33,080
Groupe Bruxelles Lambert SA	323	24,420
KBC Groep NV	792	45,240
Proximus SA	502	17,246
Solvay SA(a)	254	20,913
UCB SA	396	33,688
Umicore SA	425	15,541

Total Belgium		491,612

China - 0.1%
AAC Technologies Holdings, Inc.	2,839	18,056
China Mengniu Dairy Co. Ltd.	4,839	6,678
Want Want China Holdings Ltd.	24,590	16,050

Total China		40,784

Denmark - 1.9%
AP Moeller - Maersk A/S, Class A	13	16,361
AP Moeller - Maersk A/S, Class B	19	24,298
Carlsberg A/S, Class B	330	27,656
Chr Hansen Holding A/S	364	22,182
Coloplast A/S, Class B	355	28,953
Danske Bank A/S	2,171	58,140
DSV A/S	598	23,159
Genmab A/S*	171	21,298
ISS A/S	538	18,956
Novo Nordisk A/S, Class B	5,115	281,750
Novozymes A/S, Class B	710	29,442
Pandora A/S	331	44,010
TDS A/S	2,809	11,978
Vestas Wind Systems A/S	671	43,577

Total Denmark		651,760

Finland - 1.0%
Elisa OYJ	404	14,561
Fortum OYJ	1,288	20,139
Kone OYJ, Class B	1,069	46,696
Nokia OYJ	14,471	103,345
Nokian Renkaat OYJ	538	18,163
Orion OYJ, Class B	379	12,426
Sampo OYJ, Class A	1,305	62,696
Stora Enso OYJ, Class R	1,941	15,699
UPM-Kymmene OYJ	1,668	26,983
Wartsila OYJ Abp	530	23,691

Total Finland		344,399

France - 8.8%
Accor SA	621	23,518
Air Liquide SA	971	100,045
Airbus Group SE	1,565	97,913
Alcatel-Lucent*	2,106	8,318
Alstom SA*(a)	796	21,287
Arkema SA	254	15,820
Atos SE	290	22,829
AXA SA	5,181	127,651
BNP Paribas SA	2,716	128,501
Bollore SA	3,103	12,494
Bouygues SA	625	24,390
Bureau Veritas SA	951	18,070
Cap Gemini SA	447	40,667
Carrefour SA	1,544	43,822
Casino Guichard Perrachon SA(a)	207	9,345
Christian Dior SE	142	23,939
Cie de Saint-Gobain	1,310	53,772
Cie Generale des Etablissements Michelin	568	51,664
Credit Agricole SA	2,955	29,404

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)

France (continued)
Danone SA	1,534	$105,318
Dassault Systemes	404	31,121
Edenred	843	15,790
Electricite de France SA	702	9,146
Engie	3,887	61,806
Essilor International SA	573	70,899
Eutelsat Communications SA	665	21,418
Groupe Eurotunnel SE	1,534	17,578
Hermes International	73	24,767
Iliad SA	80	20,001
Ingenico Group	189	22,250
JCDecaux SA	306	12,013
Kering	228	38,252
Klepierre	679	29,315
Legrand SA	831	45,607
L'Oreal SA	649	110,640
LVMH Moet Hennessy Louis Vuitton SE	697	111,771
Natixis SA	2,735	13,362
Numericable-SFR SAS	348	13,763
Orange SA	5,137	90,770
Pernod Ricard SA	568	66,347
Peugeot SA*	1,123	16,599
Publicis Groupe SA	598	35,763
Renault SA	501	42,246
Rexel SA	1,200	14,160
Safran SA	810	52,290
Sanofi	3,166	262,243
Schneider Electric SE	1,586	84,279
SCOR SE	601	20,891
Societe BIC SA	107	17,396
Societe Generale SA	2,039	77,618
Sodexo SA*	243	23,706
Suez Environnement Co.	989	18,273
Technip SA	417	19,330
Thales SA	331	25,132
TOTAL SA	5,910	261,680
Unibail-Rodamco SE	284	71,294
Valeo SA	245	31,666
Veolia Environnement SA	1,324	31,797
Vinci SA	1,333	90,033
Vivendi SA	3,266	70,785
Zodiac Aerospace	668	13,929

Total France		3,066,493

Germany - 7.7%
adidas AG	628	64,541
Allianz SE	1,216	195,590
BASF SE	2,596	171,630
Bayer AG	2,314	258,899
Bayerische Motoren Werke AG	960	79,632
Beiersdorf AG	331	30,472
Brenntag AG	525	25,538
Commerzbank AG*	3,062	24,740
Continental AG	309	64,396
Daimler AG	2,643	183,488
Deutsche Bank AG	3,892	69,066
Deutsche Boerse AG	522	44,401
Deutsche Post AG	2,606	62,967
Deutsche Telekom AG	8,751	151,646
Deutsche Wohnen AG	1,083	28,412
E.ON SE	5,201	53,041
Fresenius Medical Care AG & Co. KGaA	594	52,492
Fresenius SE & Co. KGaA	1,098	72,402
GEA Group AG	628	26,247

	Shares	Value

Common Stocks (continued)

Germany (continued)
Hannover Rueck SE	195	$20,383
HeidelbergCement AG	438	32,033
Henkel AG & Co. KGaA	290	26,625
HUGO BOSS AG	245	19,448
Infineon Technologies AG	3,493	46,413
K+S AG	624	13,106
Kabel Deutschland Holding AG	106	13,534
LANXESS AG	336	13,741
Linde AG	529	71,322
Merck KGaA	369	31,974
METRO AG	541	15,194
MTU Aero Engines AG	206	18,844
Muenchener Rueckversicherungs-Gesellschaft AG	389	74,439
OSRAM Licht AG	299	13,281
ProSiebenSat.1 Media SE	707	35,118
RWE AG	1,614	22,477
SAP SE	2,491	197,275
Siemens AG	2,132	203,425
Symrise AG	432	27,794
ThyssenKrupp AG	1,300	20,024
TUI AG	1,361	22,897
United Internet AG	409	21,006
Volkswagen AG(a)	81	10,570
Vonovia SE	1,239	37,552
Wirecard AG	421	21,135
Zalando SE*‡	387	13,260

Total Germany		2,702,470

Hong Kong - 3.2%
AIA Group Ltd.	34,648	190,761
Bank of East Asia Ltd. (The)	5,527	16,085
BOC Hong Kong Holdings Ltd.	11,354	29,906
Cheung Kong Infrastructure Holdings Ltd.	2,360	22,075
Cheung Kong Property Holdings Ltd.	8,323	44,541
CK Hutchison Holdings Ltd.	8,372	103,644
CLP Holdings Ltd.	4,905	41,028
Galaxy Entertainment Group Ltd.	6,618	20,493
Hang Lung Properties Ltd.	8,312	15,230
Hang Seng Bank Ltd.	2,525	41,689
Henderson Land Development Co. Ltd.	3,598	19,417
Hong Kong & China Gas Co., Ltd.	21,681	37,942
Hong Kong Exchanges and Clearing Ltd.	3,507	76,738
Hongkong Land Holdings Ltd.	3,999	25,074
Hopewell Holdings Ltd.	5,666	17,072
Hysan Development Co. Ltd.	3,918	15,102
Jardine Matheson Holdings Ltd.	812	42,630
Jardine Strategic Holdings Ltd.	799	21,741
Li & Fung Ltd.	24,343	13,887
Link REIT (The)	7,652	43,604
MTR Corp. Ltd.(a)	5,265	23,745
New World Development Co. Ltd.	19,807	16,033
Power Assets Holdings Ltd.	4,354	39,552
Sands China Ltd.	7,709	26,546
Sino Land Co. Ltd.	12,705	16,128
Sun Hung Kai Properties Ltd.	4,999	53,826
Swire Pacific Ltd., Class A	2,183	21,037
Techtronic Industries Co. Ltd.	5,551	20,898
Wharf Holdings Ltd. (The)	4,615	21,347
Wheelock & Co. Ltd.	3,102	11,778
Yue Yuen Industrial Holdings Ltd.	4,643	15,958

Total Hong Kong		1,105,507

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)

Ireland - 0.9%
Bank of Ireland*	77,760	$25,579
CRH PLC	2,299	60,461
Experian PLC	2,733	46,133
James Hardie Industries PLC	1,426	16,129
Kerry Group PLC, Class A	414	33,732
Ryanair Holdings PLC	1,316	19,487
Shire PLC	1,650	91,514
Smurfit Kappa Group PLC	672	14,543

Total Ireland		307,578

Israel - 0.8%
Bank Hapoalim BM	4,534	20,918
Bank Leumi Le-Israel BM*	5,376	17,654
Bezeq The Israeli Telecommunication Corp. Ltd.	9,983	21,404
Israel Chemicals Ltd.	3,273	13,098
NICE-Systems Ltd.	245	14,338
Teva Pharmaceutical Industries Ltd.	2,899	175,524

Total Israel		262,936

Italy - 1.9%
Assicurazioni Generali SpA	3,497	52,180
Atlantia SpA	1,276	33,247
Banca Monte dei Paschi di Siena SpA*	8,282	5,942
Banco Popolare SC*	1,208	11,137
Enel SpA	19,209	78,318
Eni SpA	7,339	105,459
EXOR SpA	329	10,655
Ferrari NV*	384	15,208
Finmeccanica SpA*	1,282	15,162
Intesa Sanpaolo SpA	35,285	99,956
Luxottica Group SpA	536	33,378
Mediobanca SpA	2,099	16,728
Prysmian SpA	913	18,642
Snam SpA	6,831	38,177
Telecom Italia SpA*(a)	26,711	29,539
Telecom Italia SpA-RSP	18,205	16,281
Terna Rete Elettrica Nazionale SpA	5,180	27,655
UniCredit SpA	13,730	52,711
Unione di Banche Italiane SpA	2,974	13,844

Total Italy		674,219

Japan - 23.2%
Aeon Co., Ltd.	2,205	29,087
Air Water, Inc.	955	14,956
Aisin Seiki Co., Ltd.	667	27,823
Ajinomoto Co., Inc.	1,696	39,737
Alfresa Holdings Corp.	805	14,748
Alps Electric Co., Ltd.	632	12,205
Amada Holdings Co., Ltd.	1,821	16,862
Aozora Bank Ltd.	5,751	19,049
Asahi Glass Co., Ltd.	3,728	22,387
Asahi Group Holdings Ltd.	1,265	40,093
Asahi Kasei Corp.	4,575	29,242
Asics Corp.	708	12,930
Astellas Pharma, Inc.	6,516	88,807
Bandai Namco Holdings, Inc.	835	18,760
Bank of Kyoto Ltd. (The)	1,386	10,555
Bank of Yokohama Ltd. (The)	4,167	21,863
Bridgestone Corp.	1,931	69,160
Brother Industries Ltd.	1,241	12,291
Canon, Inc.	3,102	85,631
Casio Computer Co., Ltd.	883	16,834

	Shares	Value

Common Stocks (continued)

Japan (continued)
Central Japan Railway Co.,	533	$97,319
Chiba Bank Ltd. (The)	2,758	16,790
Chubu Electric Power Co., Inc.	2,116	26,803
Chugai Pharmaceutical Co., Ltd.	746	22,522
Chugoku Electric Power Co., Inc. (The)	1,085	14,295
Credit Saison Co., Ltd.	713	13,139
Dai Nippon Printing Co., Ltd.	2,408	22,158
Daicel Corp.	1,468	21,208
Daihatsu Motor Co., Ltd.	1,072	16,470
Dai-ichi Life Insurance Co., Ltd. (The)	3,336	45,012
Daiichi Sankyo Co., Ltd.	2,190	44,889
Daikin Industries Ltd.	823	54,452
Daito Trust Construction Co., Ltd.	258	32,456
Daiwa House Industry Co., Ltd.	1,958	54,342
Daiwa Securities Group, Inc.	5,696	35,310
Denso Corp.	1,424	60,693
Dentsu, Inc.	700	36,485
Don Quijote Holdings Co., Ltd.	414	13,764
East Japan Railway Co.,	1,079	97,949
Eisai Co., Ltd.	826	49,056
Electric Power Development Co., Ltd.	586	19,507
FANUC Corp.	576	75,220
Fast Retailing Co., Ltd.	154	48,885
Fuji Heavy Industries Ltd.	1,866	74,847
FUJIFILM Holdings Corp.	1,269	48,196
Fujitsu Ltd.	5,572	22,888
Fukuoka Financial Group, Inc.	3,306	13,763
Gunma Bank Ltd. (The)	2,146	11,699
Hachijuni Bank Ltd. (The)	1,912	10,518
Hankyu Hanshin Holdings, Inc.	4,137	25,458
Hino Motors Ltd.	1,323	14,731
Hirose Electric Co., Ltd.	148	16,504
Hiroshima Bank Ltd. (The)	2,595	12,754
Hitachi Ltd.	13,588	65,816
Honda Motor Co., Ltd.	5,057	139,557
Hoya Corp.	1,344	51,067
IHI Corp.	5,543	11,630
Inpex Corp.	3,300	28,716
Isetan Mitsukoshi Holdings Ltd.	1,237	15,459
Isuzu Motors Ltd.	2,104	20,890
ITOCHU Corp.	4,450	51,368
Iyo Bank Ltd. (The)	1,239	10,316
J Front Retailing Co., Ltd.	923	12,541
Japan Airlines Co., Ltd.	321	11,868
Japan Exchange Group, Inc.	1,750	24,371
Japan Tobacco, Inc.	3,036	116,886
JFE Holdings, Inc.	1,650	21,888
JGC Corp.	1,042	16,224
Joyo Bank Ltd. (The)	3,184	12,729
JTEKT Corp.	921	14,508
JX Holdings, Inc.	8,884	33,462
Kaken Pharmaceutical Co., Ltd.	116	7,541
Kansai Electric Power Co., Inc. (The)*	2,323	24,858
Kansai Paint Co., Ltd.	1,071	14,712
Kao Corp.	1,559	82,351
Kawasaki Heavy Industries Ltd.	5,632	17,073
KDDI Corp.	5,314	132,033
Keikyu Corp.	2,062	16,879
Keio Corp.	2,524	22,120
Keisei Electric Railway Co., Ltd.	1,206	15,799
Keyence Corp.	138	63,742
Kikkoman Corp.	703	22,995

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)

Japan (continued)
Kintetsu Group Holdings Co., Ltd.	6,236	$25,446
Kirin Holdings Co., Ltd.	2,811	39,344
Kobe Steel Ltd.	12,026	11,424
Koito Manufacturing Co., Ltd.	489	22,175
Komatsu Ltd.	3,024	44,224
Konica Minolta, Inc.	1,733	14,329
Kubota Corp.	3,554	51,344
Kuraray Co., Ltd.	1,566	18,627
Kurita Water Industries Ltd.	701	14,736
Kyocera Corp.	994	40,740
Kyowa Hakko Kirin Co., Ltd.	1,084	15,454
Kyushu Electric Power Co., Inc.*	1,490	15,840
Lawson, Inc.	300	23,392
LIXIL Group Corp.	1,012	21,065
M3, Inc.	785	17,689
Mabuchi Motor Co., Ltd.	253	13,333
Makita Corp.	460	25,419
Marubeni Corp.	5,832	27,487
Marui Group Co., Ltd.	958	14,972
Mazda Motor Corp.	1,753	31,110
MEIJI Holdings Co., Ltd.	457	37,711
Minebea Co., Ltd.	1,300	9,922
Miraca Holdings, Inc.	327	13,289
MISUMI Group, Inc.	1,111	13,316
Mitsubishi Chemical Holdings Corp.	4,336	23,721
Mitsubishi Corp.	4,083	64,264
Mitsubishi Electric Corp.	5,893	53,520
Mitsubishi Estate Co., Ltd.	3,748	73,294
Mitsubishi Heavy Industries Ltd.	9,740	37,539
Mitsubishi Materials Corp.	5,059	15,336
Mitsubishi Motors Corp.	2,321	18,443
Mitsubishi UFJ Financial Group, Inc.	39,396	198,306
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,635	12,863
Mitsui & Co., Ltd.	5,152	57,684
Mitsui Fudosan Co., Ltd.	2,775	64,249
Mitsui OSK Lines Ltd.	5,371	10,470
Mizuho Financial Group, Inc.	67,608	114,928
MS&AD Insurance Group Holdings, Inc.	1,626	43,314
Murata Manufacturing Co., Ltd.	568	64,253
Nabtesco Corp.	669	11,356
NEC Corp.	8,936	23,324
NGK Insulators Ltd.	1,003	20,488
NGK Spark Plug Co., Ltd.	799	18,479
NH Foods Ltd.	876	16,794
Nidec Corp.	719	48,117
Nikon Corp.	1,533	22,299
Nintendo Co., Ltd.	326	44,848
Nippon Express Co., Ltd.	3,224	14,860
Nippon Paint Holdings Co., Ltd.	625	11,678
Nippon Steel & Sumitomo Metal Corp.	2,551	44,798
Nippon Telegraph & Telephone Corp.	1,351	56,109
Nippon Yusen K.K.	6,528	13,804
Nissan Chemical Industries Ltd.	715	16,247
Nissan Motor Co., Ltd.	6,708	65,382
Nisshin Seifun Group, Inc.	1,277	20,347
Nissin Foods Holdings Co., Ltd.	388	19,550
Nitori Holdings Co., Ltd.	273	21,761
Nitto Denko Corp.	543	30,593
Nomura Holdings, Inc.	10,589	56,853
Nomura Research Institute Ltd.	457	16,326
NSK Ltd.	1,736	17,637
NTN Corp.	1,814	6,713
NTT Data Corp.	457	21,705

	Shares	Value

Common Stocks (continued)

Japan (continued)
NTT DOCOMO, Inc.	3,951	$82,470
Obayashi Corp.	2,610	23,240
Obic Co., Ltd.	292	14,882
Odakyu Electric Railway Co., Ltd.	2,305	24,161
Oji Holdings Corp.	3,663	14,614
Olympus Corp.	1,045	40,051
Omron Corp.	707	18,016
Ono Pharmaceutical Co., Ltd.	295	46,712
Oriental Land Co., Ltd.	629	39,606
ORIX Corp.	3,988	55,555
Osaka Gas Co., Ltd.	6,475	24,249
Otsuka Holdings Co., Ltd.	1,211	40,162
Panasonic Corp.	6,198	57,032
Rakuten, Inc.	2,367	24,019
Recruit Holdings Co., Ltd.	1,070	33,453
Resona Holdings, Inc.	7,377	33,361
Ricoh Co., Ltd.	2,454	23,392
Rohm Co., Ltd.	368	16,384
Ryohin Keikaku Co., Ltd.	93	19,450
Santen Pharmaceutical Co., Ltd.	1,486	23,334
SBI Holdings, Inc.	1,046	10,264
Secom Co., Ltd.	644	44,231
Seibu Holdings, Inc.	798	15,734
Seiko Epson Corp.	1,042	13,926
Sekisui Chemical Co., Ltd.	1,608	19,312
Sekisui House Ltd.	1,939	30,014
Seven & i Holdings Co., Ltd.	2,272	99,689
Seven Bank Ltd.	3,388	14,216
Shimadzu Corp.	1,121	17,010
Shimano, Inc.	265	41,589
Shimizu Corp.	2,235	17,114
Shin-Etsu Chemical Co., Ltd.	1,258	63,188
Shinsei Bank Ltd.	7,285	11,192
Shionogi & Co., Ltd.	974	41,843
Shiseido Co., Ltd.	1,303	24,109
Shizuoka Bank Ltd. (The)	2,203	18,888
SMC Corp.	199	43,921
SoftBank Group Corp.	2,644	114,985
Sompo Japan Nipponkoa Holdings, Inc.	1,217	35,375
Sony Corp.	3,647	76,004
Sotetsu Holdings, Inc.	2,366	13,583
Stanley Electric Co., Ltd.	772	16,694
Sumitomo Chemical Co., Ltd.	5,053	25,168
Sumitomo Corp.	3,716	36,465
Sumitomo Electric Industries Ltd.	2,489	32,144
Sumitomo Metal Mining Co., Ltd.	1,831	19,011
Sumitomo Mitsui Financial Group, Inc.	3,740	122,952
Sumitomo Mitsui Trust Holdings, Inc.	11,614	36,435
Sumitomo Realty & Development Co., Ltd.	1,355	37,360
Suntory Beverage & Food Ltd.	463	21,111
Suruga Bank Ltd.	826	14,724
Suzuki Motor Corp.	1,269	38,322
Sysmex Corp.	484	30,543
T&D Holdings, Inc.	2,184	24,489
Taiheiyo Cement Corp.	5,492	15,651
Taisei Corp.	4,054	24,947
Taisho Pharmaceutical Holdings Co., Ltd.	213	14,163
Takashimaya Co., Ltd.	1,534	12,950
Takeda Pharmaceutical Co., Ltd.	2,257	107,625
TDK Corp.	410	22,047
Teijin Ltd.	4,248	15,299
Terumo Corp.	1,137	35,500
Tobu Railway Co., Ltd.	3,971	19,156

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)

Japan (continued)
Toho Co., Ltd.	589	$15,179
Tohoku Electric Power Co., Inc.	1,521	18,820
Tokio Marine Holdings, Inc.	2,112	74,107
Tokyo Electric Power Co., Inc.*	4,639	22,991
Tokyo Electron Ltd.	538	33,214
Tokyo Gas Co., Ltd.	7,190	32,640
Tokyu Corp.	3,721	28,615
Tokyu Fudosan Holdings Corp.	1,913	12,341
TonenGeneral Sekiyu K.K.	1,978	15,914
Toppan Printing Co., Ltd.	2,283	19,612
Toray Industries, Inc.	4,953	41,628
Toshiba Corp.*	12,148	19,968
TOTO Ltd.	607	19,353
Toyo Suisan Kaisha Ltd.	467	15,950
Toyota Industries Corp.	543	26,687
Toyota Motor Corp.	7,739	460,255
Toyota Tsusho Corp.	797	17,860
Tsuruha Holdings, Inc.	163	13,343
Unicharm Corp.	1,210	23,282
USS Co., Ltd.	991	14,955
West Japan Railway Co.,	581	37,145
Yahoo Japan Corp.	4,848	18,220
Yakult Honsha Co., Ltd.	404	18,287
Yamaguchi Financial Group, Inc.	1,210	12,913
Yamaha Motor Co., Ltd.	988	19,366
Yamato Holdings Co., Ltd.	1,249	27,004

Total Japan		8,109,876

Jersey - 0.1%
Randgold Resources Ltd.	330	23,251

Jordan - 0.0%(c)
Hikma Pharmaceuticals PLC	455	13,024

Luxembourg - 0.2%
ArcelorMittal(a)	3,153	11,869
RTL Group SA	159	12,821
SES SA	1,003	26,118
Tenaris SA	1,874	19,223

Total Luxembourg		70,031

Netherlands - 3.0%
Aegon NV	5,532	31,133
Akzo Nobel NV	744	47,554
Altice NV, Class A*	1,420	20,343
ASML Holding NV	938	85,480
Gemalto NV	277	16,593
Heineken Holding NV	288	22,017
Heineken NV	611	52,904
ING Groep NV	10,713	122,817
Koninklijke Ahold NV	2,413	54,374
Koninklijke DSM NV	623	30,012
Koninklijke KPN NV	9,429	36,311
Koninklijke Philips NV	2,676	70,927
NN Group NV	870	29,334
Randstad Holding NV	359	19,473
Royal Dutch Shell PLC, Class A	10,653	229,389
Royal Dutch Shell PLC, Class B	7,118	153,574
Wolters Kluwer NV	1,030	34,929

Total Netherlands		1,057,164

New Zealand - 0.2%
Auckland International Airport Ltd.	4,509	16,191
Fisher & Paykel Healthcare Corp. Ltd.	3,324	18,603

	Shares	Value

Common Stocks (continued)

New Zealand (continued)
Fletcher Building Ltd.	4,316	$19,240
Spark New Zealand Ltd.	8,136	17,687

Total New Zealand		71,721

Norway - 0.6%
DNB ASA	3,239	38,671
Norsk Hydro ASA	5,128	16,851
Orkla ASA	2,898	23,277
Schibsted ASA, Class A	570	16,582
Statoil ASA	3,131	42,475
Telenor ASA	2,068	33,362
Yara International ASA	583	21,843

Total Norway		193,061

Portugal - 0.1%
EDP - Energias de Portugal SA	7,670	26,699
Jeronimo Martins SGPS SA	1,245	17,297

Total Portugal		43,996

Singapore - 1.1%
Ascendas Real Estate Investment Trust	12,338	20,111
CapitaLand Commercial Trust	18,103	16,471
CapitaLand Ltd.	8,601	18,552
CapitaLand Mall Trust	14,092	19,703
City Developments Ltd.	2,349	11,487
ComfortDelGro Corp. Ltd.	8,381	16,664
DBS Group Holdings Ltd.	4,878	48,187
Genting Singapore PLC	24,713	12,241
Global Logistic Properties Ltd.	11,684	13,873
Keppel Corp. Ltd.	5,410	19,081
Oversea-Chinese Banking Corp. Ltd.	8,915	49,608
Singapore Exchange Ltd.	4,453	22,151
Singapore Press Holdings Ltd.	8,708	21,781
Singapore Technologies Engineering Ltd.	8,225	16,585
Singapore Telecommunications Ltd.	20,604	50,812
United Overseas Bank Ltd.	3,555	45,184

Total Singapore		402,491

South Africa - 0.1%
Investec PLC	1,465	9,225
Mondi PLC	1,072	17,274

Total South Africa		26,499

South Korea - 4.0%
Amorepacific Corp.*	112	37,881
AMOREPACIFIC Group*	109	13,501
BNK Financial Group, Inc.	1,730	12,972
Celltrion, Inc.*	265	24,778
CJ Corp.*	65	15,940
Coway Co. Ltd.*	289	23,503
Dongbu Insurance Co., Ltd.	301	17,072
E-Mart Co. Ltd.	98	13,406
Hana Financial Group, Inc.	1,046	18,671
Hankook Tire Co. Ltd.*	458	17,802
Hotel Shilla Co., Ltd.	131	7,113
Hyundai Heavy Industries Co. Ltd.*	167	12,815
Hyundai Mobis Co. Ltd.*	239	51,532
Hyundai Motor Co.	525	58,241
Hyundai Steel Co.	368	14,994
Industrial Bank of Korea*	1,155	11,079
Kakao Corp.*	127	11,578
Kangwon Land, Inc.*	668	22,956
KB Financial Group, Inc.*	1,360	34,655
Kia Motors Corp.	946	35,626

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)

South Korea (continued)
Korea Aerospace Industries Ltd.*	248	$14,645
Korea Electric Power Corp.*	823	36,108
Korea Zinc Co. Ltd.*	57	20,729
KT&G Corp.	483	41,697
LG Chem Ltd.	152	37,464
LG Corp.*	465	28,585
LG Display Co. Ltd.	962	17,573
LG Electronics, Inc.	502	24,244
LG Household & Health Care Ltd.	36	29,757
Lotte Chemical Corp.	51	11,698
NAVER Corp.	86	45,048
Orion Corp.*	18	15,464
POSCO	248	36,924
Samsung C&T Corp.	231	28,709
Samsung Electronics Co. Ltd.	309	296,397
Samsung Fire & Marine Insurance Co. Ltd.	130	32,313
Samsung Life Insurance Co. Ltd.	331	30,370
Samsung SDI Co. Ltd.	211	16,455
Samsung SDS Co. Ltd.	99	18,291
Shinhan Financial Group Co. Ltd.*	1,517	48,842
SK Holdings Co. Ltd.*	138	27,165
SK Hynix, Inc.	1,671	38,050
SK Innovation Co. Ltd.	248	27,098
SK Telecom Co. Ltd.	102	17,781

Total South Korea		1,397,522

Spain - 2.9%
Abertis Infraestructuras SA	1,624	24,083
ACS Actividades de Construccion y Servicios SA	585	14,755
Aena SA*‡	207	22,902
Amadeus IT Holding SA, Class A	1,264	51,310
Banco Bilbao Vizcaya Argentaria SA	17,789	113,490
Banco de Sabadell SA	13,821	24,885
Banco Popular Espanol SA	5,094	13,664
Banco Santander SA	40,139	170,906
Bankia SA	15,373	15,204
Bankinter SA	2,551	17,694
CaixaBank SA	6,505	19,568
Distribuidora Internacional de Alimentacion SA*	2,389	12,788
Enagas SA	756	21,841
Endesa SA	917	17,627
Ferrovial SA	1,485	32,354
Gas Natural SDG SA	873	17,017
Grifols SA	1,562	32,375
Iberdrola SA	14,594	101,823
Industria de Diseno Textil SA	2,986	97,528
Red Electrica Corp. SA	334	26,885
Repsol SA	3,309	33,986
Telefonica SA	11,973	125,382

Total Spain		1,008,067

Sweden - 2.6%
Alfa Laval AB	1,074	18,412
Assa Abloy AB, B Shares	2,588	54,537
Atlas Copco AB, A Shares	1,708	36,411
Atlas Copco AB, B Shares	1,070	21,737
Boliden AB	954	13,184
Electrolux AB	669	14,511
Getinge AB, B Shares	636	13,951
Hennes & Mauritz AB, B Shares	2,512	81,849
Hexagon AB, B Shares	787	26,065
Industrivarden AB, A Shares	1,194	20,594

	Shares	Value

Common Stocks (continued)

Sweden (continued)
Investment AB Kinnevik, B Shares	741	$19,011
Investor AB, B Shares	1,251	41,681
Meda AB, A Shares	1,006	10,776
Nordea Bank AB	8,698	87,133
Sandvik AB	3,313	27,528
Securitas AB, B Shares	1,035	15,196
Skandinaviska Enskilda Banken AB, A Shares	3,879	37,230
Skanska AB, B Shares	1,111	21,339
SKF AB, B Shares	1,317	19,997
Svenska Cellulosa AB SCA, B Shares	1,697	50,049
Svenska Handelsbanken AB, A Shares	3,754	46,975
Swedbank AB, A Shares	2,779	58,043
Swedish Match AB	671	23,804
Telefonaktiebolaget LM Ericsson, B Shares	8,211	72,200
TeliaSonera AB	6,426	30,223
Trelleborg AB, B Shares	1,005	17,287
Volvo AB, B Shares	4,312	38,997

Total Sweden		918,720

Switzerland - 8.9%
ABB Ltd.*	5,812	99,660
Actelion Ltd.*	302	39,524
Adecco SA*	489	29,827
Aryzta AG*	330	15,040
Baloise Holding AG	158	19,275
Chocoladefabriken Lindt & Sprungli AG	3	17,523
Cie Financiere Richemont SA	1,466	94,786
Clariant AG*	1,080	17,549
Coca-Cola HBC AG*(a)	746	15,122
Credit Suisse Group AG*	5,204	91,419
Dufry AG*	180	19,429
EMS-Chemie Holding AG	32	13,366
Galenica AG	18	25,033
GAM Holding AG*	833	11,585
Geberit AG	124	43,784
Givaudan SA*	31	57,695
Glencore PLC*(a)	32,996	41,881
Julius Baer Group Ltd.*	671	28,323
Kuehne + Nagel International AG	123	16,206
LafargeHolcim Ltd.*	1,184	49,595
Lonza Group AG*	166	25,322
Nestle SA	8,727	640,483
Novartis AG	5,870	449,710
Partners Group Holding AG	74	26,595
PSP Swiss Property AG*	191	16,217
Roche Holding AG	1,939	499,392
Schindler Holding AG	186	28,391
SGS SA	18	34,835
Sika AG	8	28,552
Sonova Holding AG	184	22,016
STMicroelectronics NV	2,157	14,041
Swatch Group AG (The) - Bearer	102	34,682
Swiss Life Holding AG*	103	26,096
Swiss Prime Site AG*	248	19,798
Swiss Re AG	898	83,082
Swisscom AG	64	31,699
Syngenta AG	263	96,483
UBS Group AG	9,802	160,999
Wolseley PLC	721	35,417
Zurich Insurance Group AG*	390	85,944

Total Switzerland		3,106,376

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)

United Kingdom - 17.2%
3i Group PLC	3,136	$19,662
Aberdeen Asset Management PLC	3,561	12,451
Admiral Group PLC	831	20,911
Aggreko PLC	874	10,575
Amec Foster Wheeler PLC	1,611	9,417
Anglo American PLC(a)	4,075	16,038
ARM Holdings PLC	4,147	58,413
Ashtead Group PLC	1,573	20,059
Associated British Foods PLC	1,026	45,844
AstraZeneca PLC	3,530	224,703
Aviva PLC	11,157	76,092
BAE Systems PLC	8,508	62,274
Barclays PLC	46,266	122,069
Barratt Developments PLC	2,940	25,001
Berkeley Group Holdings PLC	410	20,559
BG Group PLC	9,752	145,871
BP PLC	51,792	276,309
British American Tobacco PLC	5,131	283,636
British Land Co. PLC (The)	2,983	31,312
BT Group PLC	23,324	160,413
Bunzl PLC	1,037	27,478
Burberry Group PLC	1,361	23,070
Capita PLC	1,935	32,251
Centrica PLC	14,162	41,142
CNH Industrial NV	2,900	17,996
Cobham PLC	4,794	17,273
Compass Group PLC	4,429	75,579
Croda International PLC	506	20,471
DCC PLC	248	19,014
Derwent London PLC	330	15,162
Diageo PLC	7,027	187,843
Direct Line Insurance Group PLC	4,518	24,007
Dixons Carphone PLC	3,068	20,615
DS Smith PLC	3,215	16,678
easyJet PLC	666	14,624
Fiat Chrysler Automobiles NV	2,565	17,777
G4S PLC	5,164	16,613
GKN PLC	5,470	21,633
GlaxoSmithKline PLC	13,488	275,320
Hammerson PLC	2,561	21,197
Hargreaves Lansdown PLC	829	16,028
HSBC Holdings PLC	53,420	373,047
ICAP PLC	1,936	13,275
IMI PLC	1,084	12,370
Imperial Tobacco Group PLC	2,664	143,069
Inchcape PLC	1,507	15,338
Informa PLC	2,491	22,473
Inmarsat PLC	1,528	23,842
InterContinental Hotels Group PLC	710	23,134
International Consolidated Airlines Group SA	2,903	22,216
Intertek Group PLC	577	23,163
Intu Properties PLC	3,275	13,890
ITV PLC	10,821	40,953
J Sainsbury PLC	4,630	16,097
Johnson Matthey PLC	633	22,133
Kingfisher PLC	6,997	32,366
Land Securities Group PLC	2,222	34,513
Legal & General Group PLC	15,451	53,369
Lloyds Banking Group PLC	164,605	152,844
London Stock Exchange Group PLC	843	29,584
Marks & Spencer Group PLC	4,920	29,598

	Shares	Value

Common Stocks (continued)

United Kingdom (continued)
Meggitt PLC	2,906	$14,980
Melrose Industries PLC	1,124	4,740
Merlin Entertainments PLC‡	2,368	13,896
National Grid PLC	10,220	142,912
Next PLC	426	41,846
Old Mutual PLC	14,002	33,706
Pearson PLC	2,504	28,025
Persimmon PLC*	945	27,292
Petrofac Ltd.	997	11,194
Provident Financial PLC	530	22,088
Prudential PLC	6,846	132,799
Reckitt Benckiser Group PLC	1,760	155,636
RELX NV	2,607	43,343
RELX PLC	3,088	53,878
Rexam PLC	2,488	21,175
Rio Tinto Ltd.	1,194	33,048
Rio Tinto PLC	3,588	87,235
Rolls-Royce Holdings PLC*	5,444	42,859
Royal Bank of Scotland Group PLC*	8,660	31,042
Royal Mail PLC	2,733	17,802
RSA Insurance Group PLC	3,512	20,744
SABMiller PLC	2,628	155,916
Sage Group PLC (The)	3,395	29,906
Schroders PLC	374	14,451
Severn Trent PLC	706	21,922
Sky PLC	2,768	42,484
Smith & Nephew PLC	2,712	44,702
Smiths Group PLC	1,405	18,804
SSE PLC	2,664	54,794
St James's Place PLC	1,588	21,467
Standard Chartered PLC	8,125	54,284
Standard Life PLC	5,410	27,895
Tate & Lyle PLC	2,035	18,056
Taylor Wimpey PLC	9,715	26,514
Tesco PLC*	23,718	58,339
Travis Perkins PLC	712	18,432
Unilever NV	4,278	189,280
Unilever PLC	3,322	145,373
United Utilities Group PLC	2,035	27,611
Vodafone Group PLC	73,773	234,305
Weir Group PLC (The)	749	9,190
Whitbread PLC	523	29,675
William Hill PLC	2,892	15,958
Wm Morrison Supermarkets PLC	7,337	18,161
WPP PLC	3,647	78,478

Total United Kingdom		5,996,891

United States - 0.2%
Carnival PLC	457	22,559
QIAGEN NV*	744	16,841
Samsonite International SA	4,657	11,997
Transocean Ltd.(a)	1,168	11,889

Total United States		63,286

Total Common Stocks
(Cost $38,518,623)		34,450,263

Preferred Stocks - 0.5%

Germany - 0.4%
FUCHS PETROLUB SE	445	18,141
Henkel AG & Co. KGaA	526	55,647
Porsche Automobil Holding SE	495	22,383

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Preferred Stocks (continued)

Germany (continued)
Volkswagen AG	512	$59,224

Total Germany		155,395

South Korea - 0.1%
Samsung Electronics Co. Ltd.	40	33,330

Total Preferred Stocks
(Cost $238,054)		188,725

Short-Term Investment - 0.4%

Money Market Fund - 0.4%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(d)
(Cost $124,941)	124,941	124,941

Investment of Cash Collateral For Securities Loaned - 0.6%
Money Market Fund - 0.6%
Dreyfus Government Cash Management Fund 0.18%(e)
(Cost $210,336)	210,336	210,336

Total Investments - 100.2%
(Cost $39,091,954)		34,974,265
Liabilities in Excess of Other Assets - (0.2)%		(66,694)
Net Assets - 100.0%		$34,907,571

*	Non-income producing securities.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $160,729; total market value of collateral held by the Fund was $210,336.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Less than 0.05%.
(d)	Rate shown reflects the 7-day yield at January 31, 2016.
(e)	Rate shown reflects the 1-day yield at January 31, 2016.
ASA	- Allmeennaksjeselskap (stock company)
K.K.	- Kabushiki Kaisha
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
RSP	- Risparmio Italian Savings Shares
SpA	- Societa per azioni (public company)

		% of
Industry	Value	Net Assets
Financials	$8,217,640	23.5%
Industrials	4,695,080	13.4
Consumer Discretionary	4,649,051	13.3
Consumer Staples	4,244,651	12.2
Health Care	3,973,065	11.4
Materials	2,312,059	6.6
Information Technology	2,122,373	6.1
Energy	1,572,769	4.5
Telecommunication Services	1,566,219	4.5
Utilities	1,286,081	3.7
Money Market Fund	335,277	1.0
Total Investments	$34,974,265	100.2%
Liabilities in Excess of Other Assets	(66,694)	(0.2)
Total Net Assets	$34,907,571	100.0%

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2016 (unaudited)

Forward Exchange Contracts Outstanding as of January 31, 2016:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Australian Dollar Expiring 02/03/16	Morgan Stanley	AUD	1,679,058	1,187,933	1,187,517	(416)
Danish Krone Expiring 02/03/16	Morgan Stanley	DKK	2,335,109	338,447	338,602	155
Euro Expiring 02/03/16	Morgan Stanley	EUR	4,716,805	5,101,150	5,104,167	3,017
British Pound Expiring 02/03/16	Morgan Stanley	GBP	2,354,473	3,336,385	3,339,830	3,445
Hong Kong Dollar Expiring 02/03/16	Morgan Stanley	HKD	4,598,263	590,766	590,825	59
Israeli Shekel Expiring 02/03/16	Morgan Stanley	ILS	549,440	139,016	138,910	(106)
Japanese Yen Expiring 02/03/16	Morgan Stanley	JPY	532,411,312	4,395,371	4,397,956	2,585
New Zealand Dollar Expiring 02/03/16	Morgan Stanley	NZD	56,716	36,721	36,689	(32)
Norwegian Krone Expiring 02/03/16	Morgan Stanley	NOK	906,228	103,950	103,831	(119)
Singapore Dollar Expiring 02/03/16	Morgan Stanley	SGD	315,041	221,242	221,334	92
South Korean Won Expiring 02/03/16	Morgan Stanley	KRW	890,901,424	736,282	743,043	6,761
Swedish Krona Expiring 02/03/16	Morgan Stanley	SEK	4,191,832	488,584	488,888	304
Swiss Franc Expiring 02/03/16	Morgan Stanley	CHF	1,610,838	1,573,432	1,572,264	(1,168)
				$18,249,279	$18,263,856	$14,577

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Australian Dollar Expiring 02/03/16	Morgan Stanley	AUD	(1,679,057)	(1,220,034)	(1,187,517)	32,517
Australian Dollar Expiring 03/03/16	Morgan Stanley	AUD	(1,561,904)	(1,103,496)	(1,103,169)	327
Danish Krone Expiring 02/03/16	Morgan Stanley	DKK	(2,335,110)	(340,252)	(338,602)	1,650
Danish Krone Expiring 03/03/16	Morgan Stanley	DKK	(2,242,537)	(325,272)	(325,429)	(157)
Euro Expiring 02/03/16	Morgan Stanley	EUR	(4,716,804)	(5,128,538)	(5,104,165)	24,373
Euro Expiring 03/03/16	Morgan Stanley	EUR	(4,437,148)	(4,801,965)	(4,804,811)	(2,846)
British Pound Expiring 02/03/16	Morgan Stanley	GBP	(2,354,474)	(3,472,226)	(3,339,831)	132,395
British Pound Expiring 03/03/16	Morgan Stanley	GBP	(2,283,901)	(3,236,467)	(3,239,829)	(3,362)
Hong Kong Dollar Expiring 02/03/16	Morgan Stanley	HKD	(4,598,264)	(593,462)	(590,825)	2,637
Hong Kong Dollar Expiring 03/03/16	Morgan Stanley	HKD	(4,076,417)	(523,711)	(523,811)	(100)
Israeli Shekel Expiring 02/03/16	Morgan Stanley	ILS	(549,440)	(141,224)	(138,910)	2,314
Israeli Shekel Expiring 03/03/16	Morgan Stanley	ILS	(522,916)	(132,397)	(132,298)	99
Japanese Yen Expiring 02/03/16	Morgan Stanley	JPY	(532,411,313)	(4,429,007)	(4,397,956)	31,051
Japanese Yen Expiring 03/03/16	Morgan Stanley	JPY	(476,995,594)	(3,939,931)	(3,942,310)	(2,379)
New Zealand Dollar Expiring 02/03/16	Morgan Stanley	NZD	(56,715)	(38,757)	(36,688)	2,069
New Zealand Dollar Expiring 03/03/16	Morgan Stanley	NZD	(55,117)	(35,622)	(35,594)	28
Norwegian Krone Expiring 02/03/16	Morgan Stanley	NOK	(906,228)	(102,446)	(103,831)	(1,385)
Norwegian Krone Expiring 03/03/16	Morgan Stanley	NOK	(842,486)	(96,609)	(96,498)	111
Singapore Dollar Expiring 02/03/16	Morgan Stanley	SGD	(315,042)	(221,778)	(221,335)	443
Singapore Dollar Expiring 03/03/16	Morgan Stanley	SGD	(279,249)	(195,964)	(196,089)	(125)
South Korean Won Expiring 02/03/16	Morgan Stanley	KRW	(890,901,425)	(757,884)	(743,043)	14,841
South Korean Won Expiring 03/03/16	Morgan Stanley	KRW	(857,088,050)	(706,818)	(714,323)	(7,505)
Swedish Krona Expiring 02/03/16	Morgan Stanley	SEK	(4,191,832)	(498,307)	(488,888)	9,419
Swedish Krona Expiring 03/03/16	Morgan Stanley	SEK	(3,920,641)	(457,371)	(457,650)	(279)
Swiss Franc Expiring 02/03/16	Morgan Stanley	CHF	(1,610,839)	(1,611,843)	(1,572,265)	39,578
Swiss Franc Expiring 03/03/16	Morgan Stanley	CHF	(1,536,848)	(1,502,821)	(1,501,725)	1,096
				$(35,614,202)	$(35,337,392)	$276,810

Net Unrealized Appreciation (Depreciation)						$291,387

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Common Stocks	$34,450,263	$–		$–	$34,450,263
Preferred Stocks	188,725	–		–	188,725
Short-Term Investment:
Money Market Fund	124,941	–		–	124,941
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	210,336	–		–	210,336
Total Investments in Securities	34,974,265	–		–	34,974,265
Other Financial Instruments:
Forward Exchange Contracts	–	311,366	(b)	–	311,366
Total Investments in Securities and Other Financial Instruments	$34,974,265	$311,366		$-	$35,285,631

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Forward Exchange Contracts	$–	$19,979	(b)	$–	$19,979
Total Other Financial Instruments	$–	$19,979		$–	$19,979

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks - 98.4%

Australia - 0.3%
BHP Billiton PLC	7,178	$68,871

Austria - 0.3%
ANDRITZ AG	243	11,241
Erste Group Bank AG*	964	27,882
OMV AG	483	12,363
Raiffeisen Bank International AG*	393	4,933
Telekom Austria AG	259	1,427
Vienna Insurance Group AG Wiener Versicherung Gruppe	126	3,105
voestalpine AG	375	9,836

Total Austria		70,787

Belgium - 2.3%
Ageas	700	28,286
Anheuser-Busch InBev NV	2,681	336,078
bpost SA	334	7,897
Colruyt SA	218	11,603
Delhaize Group	341	35,584
Groupe Bruxelles Lambert SA	257	19,430
KBC Groep NV	925	52,837
Proximus SA	464	15,941
Solvay SA(a)	234	19,266
Telenet Group Holding NV*	159	8,246
UCB SA	409	34,794
Umicore SA	335	12,250

Total Belgium		582,212

Chile - 0.0%(b)
Antofagasta PLC	1,186	6,396

Denmark - 3.0%
AP Moeller - Maersk A/S, Class A	15	18,878
AP Moeller - Maersk A/S, Class B	22	28,135
Carlsberg A/S, Class B	362	30,338
Chr Hansen Holding A/S	289	17,612
Coloplast A/S, Class B	335	27,322
Danske Bank A/S	2,595	69,495
DSV A/S	626	24,244
Genmab A/S*	183	22,793
H Lundbeck A/S*	192	6,208
ISS A/S	579	20,400
Jyske Bank A/S*(a)	252	11,009
Novo Nordisk A/S, Class B	6,201	341,570
Novozymes A/S, Class B	752	31,184
Pandora A/S	382	50,790
TDS A/S	2,684	11,445
Tryg A/S	377	7,155
Vestas Wind Systems A/S	739	47,993
William Demant Holding A/S*	79	6,930

Total Denmark		773,501

Finland - 1.7%
Elisa OYJ	544	19,607
Fortum OYJ	1,502	23,485
Kesko OYJ, Class B	222	8,866
Kone OYJ, Class B	1,272	55,564
Metso OYJ	440	9,046
Neste OYJ	428	13,328
Nokia OYJ	16,628	118,749
Nokian Renkaat OYJ	462	15,597
Orion OYJ, Class B	335	10,983
Sampo OYJ, Class A	1,581	75,956
Stora Enso OYJ, Class R	1,929	15,602
UPM-Kymmene OYJ	1,783	28,843

	Shares	Value

Common Stocks (continued)

Finland (continued)
Wartsila OYJ Abp	519	$23,199

Total Finland		418,825

France - 14.6%
Accor SA	690	26,132
Aeroports de Paris	94	10,614
Air Liquide SA	1,151	118,591
Airbus Group SE	1,862	116,494
Alcatel-Lucent*	2,054	8,112
Alstom SA*	723	19,335
Arkema SA	232	14,449
Atos SE	291	22,907
AXA SA	6,474	159,508
BioMerieux	54	6,778
BNP Paribas SA	3,282	155,280
Bollore SA	3,302	13,295
Bouygues SA	632	24,663
Bureau Veritas SA	858	16,303
Cap Gemini SA	535	48,674
Carrefour SA	1,808	51,315
Casino Guichard Perrachon SA(a)	189	8,532
Christian Dior SE	172	28,996
Cie de Saint-Gobain	1,527	62,680
Cie Generale des Etablissements Michelin	623	56,666
CNP Assurances	550	7,329
Credit Agricole SA	3,501	34,837
Danone SA	1,910	131,133
Dassault Systemes	426	32,815
Edenred	673	12,605
Eiffage SA	217	14,863
Electricite de France SA	874	11,386
Engie	4,781	76,021
Essilor International SA	669	82,777
Euler Hermes Group	50	4,274
Eurazeo SA	146	8,904
Eutelsat Communications SA	547	17,617
Faurecia	201	7,263
Fonciere Des Regions	123	10,421
Gecina SA	131	16,776
Groupe Eurotunnel SE	1,542	17,670
Hermes International	79	26,803
ICADE	122	8,647
Iliad SA	77	19,251
Imerys SA	121	7,467
Ingenico Group	188	22,133
Ipsen SA	123	7,074
JCDecaux SA	231	9,068
Kering	247	41,440
Klepierre	683	29,488
Lagardere SCA	374	10,599
Legrand SA	882	48,405
L'Oreal SA	798	136,041
LVMH Moet Hennessy Louis Vuitton SE	842	135,023
Natixis SA	3,148	15,379
Numericable-SFR SAS	307	12,142
Orange SA	6,409	113,246
Pernod Ricard SA	660	77,093
Peugeot SA*	1,324	19,570
Publicis Groupe SA	632	37,797
Remy Cointreau SA	88	6,302
Renault SA	576	48,571
Rexel SA	1,050	12,390
Safran SA	938	60,553
Sanofi	3,796	314,426
Schneider Electric SE	1,857	98,680

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)

France (continued)
SCOR SE	535	$18,597
SEB SA	92	8,963
Societe BIC SA	91	14,795
Societe Generale SA	2,463	93,758
Societe Television Francaise 1	347	3,882
Sodexo SA*	303	29,560
Suez Environnement Co.	1,085	20,047
Technip SA	365	16,920
Thales SA	340	25,815
TOTAL SA	7,031	311,315
Unibail-Rodamco SE	331	83,093
Valeo SA	258	33,347
Vallourec SA	392	1,718
Veolia Environnement SA	1,566	37,609
Vinci SA	1,567	105,838
Vivendi SA	3,941	85,415
Wendel SA	108	10,787
Zodiac Aerospace	641	13,365

Total France		3,688,427

Germany - 12.8%
adidas AG	673	69,166
Allianz SE	1,530	246,095
Axel Springer SE	149	7,729
BASF SE	3,102	205,083
Bayer AG	2,779	310,925
Bayerische Motoren Werke AG	1,092	90,581
Beiersdorf AG	330	30,380
Brenntag AG	516	25,100
Commerzbank AG*	3,494	28,230
Continental AG	363	75,650
Daimler AG	3,210	222,852
Deutsche Bank AG	4,635	82,251
Deutsche Boerse AG	628	53,418
Deutsche Lufthansa AG*	773	11,262
Deutsche Post AG	3,195	77,198
Deutsche Telekom AG	10,639	184,364
Deutsche Wohnen AG	1,115	29,251
E.ON SE	6,278	64,025
Evonik Industries AG	431	13,242
Fielmann AG	84	6,303
Fraport AG Frankfurt Airport Services Worldwide	123	7,425
Fresenius Medical Care AG & Co. KGaA	717	63,362
Fresenius SE & Co. KGaA	1,318	86,909
FUCHS PETROLUB SE	106	3,738
GEA Group AG	604	25,244
Hannover Rueck SE	201	21,010
HeidelbergCement AG	466	34,081
Hella KGaA Hueck & Co.	100	4,142
Henkel AG & Co. KGaA	388	35,623
HOCHTIEF AG	68	6,221
HUGO BOSS AG	214	16,987
Infineon Technologies AG	3,769	50,081
K+S AG	629	13,211
Kabel Deutschland Holding AG	77	9,832
LANXESS AG	305	12,473
Linde AG	622	83,860
MAN SE	123	12,411
Merck KGaA	434	37,606
METRO AG	551	15,475
MTU Aero Engines AG	170	15,551
Muenchener Rueckversicherungs-Gesellschaft AG	492	94,149

	Shares	Value

Common Stocks (continued)

Germany (continued)
OSRAM Licht AG	280	$12,437
ProSiebenSat.1 Media SE	708	35,167
RWE AG	1,640	22,839
SAP SE	3,004	237,902
Siemens AG	2,661	253,900
Suedzucker AG	254	3,823
Symrise AG	403	25,928
Talanx AG	124	3,548
Telefonica Deutschland Holding AG	2,331	11,509
ThyssenKrupp AG	1,430	22,026
TUI AG	1,579	26,564
United Internet AG	395	20,287
Volkswagen AG(a)	99	12,919
Vonovia SE	1,566	47,463
Wacker Chemie AG	58	4,209
Wirecard AG	392	19,679
Zalando SE*‡	346	11,855

Total Germany		3,254,551

Greece - 0.1%
Alpha Bank Ae*	4,667	9,241
Hellenic Telecommunications Organization SA	844	7,288
National Bank of Greece SA*	18,444	4,969
OPAP SA	697	5,113
Piraeus Bank SA*	22,052	4,319

Total Greece		30,930

Ireland - 1.4%
Bank of Ireland*	92,671	30,483
CRH PLC	2,738	72,007
Experian PLC	3,238	54,658
Glanbia PLC	577	10,929
Kerry Group PLC, Class A	490	39,924
Ryanair Holdings PLC	1,399	20,716
Shire PLC	1,975	109,540
Smurfit Kappa Group PLC	786	17,010

Total Ireland		355,267

Italy - 3.2%
Assicurazioni Generali SpA	4,237	63,222
Atlantia SpA	1,595	41,559
Banca Mediolanum SpA	856	5,706
Banca Monte dei Paschi di Siena SpA*	8,137	5,837
Banco Popolare SC*	1,209	11,146
Davide Campari-Milano SpA	944	8,238
Enel Green Power SpA	5,221	10,169
Enel SpA	22,956	93,595
Eni SpA	8,278	118,952
EXOR SpA	351	11,367
Ferrari NV*	444	17,584
Finmeccanica SpA*	1,275	15,079
Intesa Sanpaolo SpA	40,456	114,604
Intesa Sanpaolo Spa-RSP	3,087	8,130
Luxottica Group SpA	590	36,741
Mediaset SpA	2,527	8,433
Mediobanca SpA	1,840	14,663
Parmalat SpA	1,034	2,683
Prysmian SpA	694	14,170
Saipem SpA*(a)	844	521
Salvatore Ferragamo SpA	156	3,509
Snam SpA	7,301	40,804
Telecom Italia SpA*(a)	32,555	36,001
Telecom Italia SpA-RSP	20,293	18,148
Terna Rete Elettrica Nazionale SpA	4,805	25,653

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)

Italy (continued)
UniCredit SpA	16,444	$63,130
Unione di Banche Italiane SpA	2,912	13,555
UnipolSai SpA	3,422	7,213

Total Italy		810,412

Jersey - 0.1%
Randgold Resources Ltd.	308	21,701

Jordan - 0.1%
Hikma Pharmaceuticals PLC	452	12,939

Luxembourg - 0.3%
ArcelorMittal(a)	3,366	12,671
RTL Group SA	127	10,241
SES SA	996	25,935
Tenaris SA	1,592	16,330

Total Luxembourg		65,177

Mexico - 0.0%(b)
Fresnillo PLC	574	5,879

Netherlands - 5.1%
ABN AMRO Group NV*‡	739	15,385
Aegon NV	6,406	36,051
Akzo Nobel NV	832	53,179
Altice NV, Class A*	1,330	19,054
Altice NV, Class B*	424	6,251
ASML Holding NV	1,092	99,514
Gemalto NV(a)	270	16,174
GrandVision NV‡	164	4,561
Heineken Holding NV	333	25,457
Heineken NV	736	63,727
ING Groep NV	12,978	148,784
Koninklijke Ahold NV	2,787	62,801
Koninklijke DSM NV	577	27,796
Koninklijke KPN NV	10,461	40,286
Koninklijke Philips NV	3,110	82,430
Koninklijke Vopak NV	219	9,492
NN Group NV	963	32,469
OCI NV*	274	4,945
Randstad Holding NV	366	19,853
Royal Boskalis Westminster NV	273	10,723
Royal Dutch Shell PLC, Class A	13,284	286,042
Royal Dutch Shell PLC, Class B	8,161	176,077
TNT Express NV	1,565	13,324
Wolters Kluwer NV	997	33,810

Total Netherlands		1,288,185

Norway - 0.9%
DNB ASA	3,597	42,945
Gjensidige Forsikring ASA	576	9,088
Marine Harvest ASA*	1,056	14,253
Norsk Hydro ASA	4,506	14,807
Orkla ASA	2,623	21,068
Schibsted ASA, Class A	272	7,913
Schibsted ASA, Class B*	303	8,464
Statoil ASA	3,209	43,534
Telenor ASA	2,333	37,638
Yara International ASA	586	21,956

Total Norway		221,666

Portugal - 0.2%
Banco Comercial Portugues SA, Class R*(a)	138,594	5,834
EDP - Energias de Portugal SA	6,475	22,539
Galp Energia SGPS SA	1,625	19,183
Jeronimo Martins SGPS SA	821	11,407

Total Portugal		58,963

	Shares	Value

Common Stocks (continued)

Russia - 0.0%(b)
Polymetal International PLC	848	$6,917

South Africa - 0.1%
Investec PLC	1,715	10,799
Mondi PLC	1,234	19,885

Total South Africa		30,684

Spain - 4.7%
Abertis Infraestructuras SA	1,682	24,943
Acciona SA	92	7,019
Acerinox SA	455	4,070
ACS Actividades de Construccion y Servicios SA	600	15,134
Aena SA*‡	220	24,341
Amadeus IT Holding SA, Class A	1,422	57,723
Banco Bilbao Vizcaya Argentaria SA	21,448	136,833
Banco de Sabadell SA	15,624	28,131
Banco Popular Espanol SA	5,283	14,171
Banco Santander SA	48,408	206,115
Bankia SA	15,566	15,395
Bankinter SA	2,321	16,098
CaixaBank SA	8,740	26,291
Corp. Financiera Alba SA	64	2,524
Distribuidora Internacional de Alimentacion SA*	2,031	10,872
EDP Renovaveis SA	670	5,190
Enagas SA	759	21,928
Endesa SA	1,062	20,414
Ferrovial SA	1,600	34,859
Gas Natural SDG SA	1,029	20,058
Grifols SA	1,136	23,546
Iberdrola SA	18,953	132,236
Industria de Diseno Textil SA	3,561	116,308
Mapfre SA	3,424	7,628
Mediaset Espana Comunicacion SA	649	6,272
Red Electrica Corp. SA	363	29,219
Repsol SA	3,612	37,098
Telefonica SA	14,232	149,039
Zardoya Otis SA	606	6,354

Total Spain		1,199,809

Sweden - 4.3%
Alfa Laval AB	1,056	18,103
Assa Abloy AB, B Shares	3,156	66,506
Atlas Copco AB, A Shares	2,063	43,979
Atlas Copco AB, B Shares	1,298	26,369
Boliden AB	913	12,617
Electrolux AB	760	16,485
Getinge AB, B Shares	609	13,359
Hennes & Mauritz AB, B Shares	3,191	103,973
Hexagon AB, B Shares	874	28,947
Husqvarna AB, B Shares	1,266	8,017
Industrivarden AB, A Shares	644	11,108
Industrivarden AB, C Shares	547	8,631
Investment AB Kinnevik, B Shares	700	17,959
Investor AB, B Shares	1,509	50,277
Lundin Petroleum AB*	708	10,123
Meda AB, A Shares	915	9,801
Melker Schorling AB(a)	34	1,874
Nordea Bank AB	10,675	106,937
Sandvik AB	3,634	30,195
Securitas AB, B Shares	1,027	15,079
Skandinaviska Enskilda Banken AB, A Shares	4,855	46,597
Skanska AB, B Shares	1,207	23,183

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)

Sweden (continued)
SKF AB, B Shares	1,400	$21,257
Svenska Cellulosa AB SCA, B Shares	1,950	57,511
Svenska Handelsbanken AB, A Shares	4,820	60,314
Svenska Handelsbanken AB, B Shares	117	1,525
Swedbank AB, A Shares	3,481	72,706
Swedish Match AB	640	22,704
Tele2 AB, B Shares	1,034	8,555
Telefonaktiebolaget LM Ericsson, B Shares	10,016	88,071
TeliaSonera AB	8,744	41,125
Trelleborg AB, B Shares	814	14,002
Volvo AB, B Shares	5,172	46,774

Total Sweden		1,104,663

Switzerland - 14.5%
ABB Ltd.*	6,717	115,178
Actelion Ltd.*	328	42,927
Adecco SA*	541	32,999
Aryzta AG*	278	12,670
Baloise Holding AG	156	19,031
Banque Cantonale Vaudoise	10	6,031
Barry Callebaut AG*	6	6,845
Chocoladefabriken Lindt & Sprungli AG	3	17,523
Cie Financiere Richemont SA	1,716	110,950
Clariant AG*	905	14,706
Coca-Cola HBC AG*(a)	663	13,439
Credit Suisse Group AG*	6,303	110,725
DKSH Holding AG*	91	5,586
Dufry AG*	159	17,162
EMS-Chemie Holding AG	24	10,025
Galenica AG	16	22,252
GAM Holding AG*	542	7,538
Geberit AG	126	44,490
Givaudan SA*	31	57,695
Glencore PLC*	39,602	50,266
Helvetia Holding AG	20	10,384
Julius Baer Group Ltd.*	745	31,446
Kuehne + Nagel International AG	169	22,266
LafargeHolcim Ltd.*	1,361	57,009
Lonza Group AG*	173	26,389
Nestle SA	10,526	772,513
Novartis AG	7,167	549,075
Pargesa Holding SA	94	5,445
Partners Group Holding AG	61	21,923
PSP Swiss Property AG*	141	11,972
Roche Holding AG	91	23,291
Roche Holding AG	2,361	608,079
Schindler Holding AG – Participating Certificate	152	23,201
Schindler Holding AG - Registered	70	10,760
SGS SA	17	32,900
Sika AG	7	24,983
Sonova Holding AG	172	20,580
STMicroelectronics NV	2,131	13,872
Sulzer AG	43	3,913
Swatch Group AG (The) - Bearer	102	34,682
Swatch Group AG (The) - Registered	158	10,462
Swiss Life Holding AG*	106	26,856
Swiss Prime Site AG*	212	16,924
Swiss Re AG	1,150	106,397
Swisscom AG	76	37,642
Syngenta AG	307	112,625
UBS Group AG	11,804	193,882
Wolseley PLC	875	42,982

	Shares	Value

Common Stocks (continued)

Switzerland (continued)
Zurich Insurance Group AG*	501	$110,404

Total Switzerland		3,680,895

United Kingdom - 28.2%
3i Group PLC	3,246	20,352
Aberdeen Asset Management PLC	3,365	11,766
Admiral Group PLC	664	16,709
Aggreko PLC	798	9,656
Amec Foster Wheeler PLC	1,306	7,634
Anglo American PLC(a)	4,712	18,545
ARM Holdings PLC	4,714	66,400
Ashmore Group PLC	1,304	4,055
Ashtead Group PLC	1,689	21,539
Associated British Foods PLC	1,167	52,145
AstraZeneca PLC	4,241	269,962
Auto Trader Group PLC‡	2,348	13,040
Aviva PLC	13,616	92,863
Babcock International Group PLC	843	10,941
BAE Systems PLC	10,629	77,798
Barclays PLC	56,353	148,682
Barratt Developments PLC	3,346	28,454
Berkeley Group Holdings PLC	422	21,161
BG Group PLC(a)	11,437	171,076
BP PLC	61,289	326,975
British American Tobacco PLC	6,257	345,880
British Land Co. PLC (The)	3,492	36,655
BT Group PLC	28,126	193,439
Bunzl PLC	1,115	29,545
Burberry Group PLC	1,484	25,155
Capita PLC	2,229	37,152
Capital & Counties Properties PLC	2,441	12,794
Centrica PLC	16,861	48,983
CNH Industrial NV	3,090	19,175
Cobham PLC	3,826	13,785
Compass Group PLC	5,537	94,486
Croda International PLC	452	18,286
Daily Mail & General Trust PLC, Class A	884	8,471
DCC PLC	301	23,078
Derwent London PLC	333	15,300
Diageo PLC	8,465	226,283
Direct Line Insurance Group PLC	4,623	24,565
Dixons Carphone PLC	3,343	22,463
DS Smith PLC	3,163	16,408
easyJet PLC	726	15,942
Fiat Chrysler Automobiles NV	2,950	20,445
G4S PLC	5,225	16,810
GKN PLC	5,837	23,084
GlaxoSmithKline PLC	16,339	333,515
Hammerson PLC	2,642	21,868
Hargreaves Lansdown PLC	729	14,095
Howden Joinery Group PLC	2,054	14,597
HSBC Holdings PLC	65,538	457,670
ICAP PLC	1,808	12,398
IMI PLC	912	10,408
Imperial Tobacco Group PLC	3,238	173,895
Inchcape PLC	1,505	15,318
Informa PLC	2,177	19,640
Inmarsat PLC	1,505	23,483
InterContinental Hotels Group PLC	808	26,327
International Consolidated Airlines Group SA	3,428	26,234
Intertek Group PLC	544	21,838
Intu Properties PLC	3,092	13,114
ITV PLC	12,512	47,352

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)

United Kingdom (continued)
J Sainsbury PLC	4,746	$16,501
John Wood Group PLC	1,234	11,255
Johnson Matthey PLC	655	22,903
Kingfisher PLC	7,850	36,312
Land Securities Group PLC	2,623	40,742
Legal & General Group PLC	19,863	68,608
Lloyds Banking Group PLC	214,795	199,448
London Stock Exchange Group PLC	1,049	36,813
Marks & Spencer Group PLC	5,545	33,358
Meggitt PLC	2,648	13,650
Melrose Industries PLC	907	3,825
Merlin Entertainments PLC‡	2,383	13,984
National Grid PLC	12,676	177,256
Next PLC	494	48,526
Old Mutual PLC	16,458	39,618
Pearson PLC	2,738	30,644
Pennon Group PLC(a)	1,387	17,412
Persimmon PLC*	1,028	29,689
Petrofac Ltd.	876	9,835
Provident Financial PLC	482	20,088
Prudential PLC	8,575	166,338
Reckitt Benckiser Group PLC	2,136	188,885
RELX NV	3,141	52,221
RELX PLC	3,760	65,603
Rentokil Initial PLC	6,087	13,530
Rexam PLC	2,352	20,018
Rightmove PLC	304	17,176
Rio Tinto PLC	4,130	100,413
Rolls-Royce Holdings PLC*	6,265	49,322
Royal Bank of Scotland Group PLC*	10,762	38,577
Royal Mail PLC	3,103	20,212
RSA Insurance Group PLC	3,421	20,207
SABMiller PLC	3,190	189,259
Sage Group PLC (The)	3,628	31,959
Schroders PLC	387	14,954
Seadrill Ltd.*	1,179	2,486
Segro PLC	2,498	15,552
Severn Trent PLC	816	25,338
Sky PLC	3,524	54,087
Smith & Nephew PLC	3,013	49,663
Smiths Group PLC	1,323	17,706
Sports Direct International PLC*	844	4,976
SSE PLC	3,318	68,246
St James's Place PLC	1,705	23,049
Standard Chartered PLC	9,137	61,046
Standard Life PLC	6,586	33,959
Subsea 7 SA*	915	5,399
TalkTalk Telecom Group PLC	1,771	5,532
Tate & Lyle PLC	1,565	13,886
Taylor Wimpey PLC	10,857	29,631
Tesco PLC*	27,653	68,018
Travis Perkins PLC	824	21,331
Tullow Oil PLC*	3,039	7,397
Unilever NV	5,230	231,401
Unilever PLC	4,054	177,406
United Utilities Group PLC	2,291	31,084
Vodafone Group PLC	89,280	283,555
Weir Group PLC (The)	707	8,675
Whitbread PLC	611	34,668
William Hill PLC	2,971	16,394
Wm Morrison Supermarkets PLC(a)	7,284	18,030
WPP PLC	4,355	93,714

Total United Kingdom		7,171,059

	Shares	Value

Common Stocks (continued)

United States - 0.2%
Carnival PLC	605	$29,865
QIAGEN NV*	742	16,796
Transocean Ltd.(a)	1,177	11,981

Total United States		58,642

Total Common Stocks
(Cost $28,665,594)		24,987,358

Preferred Stocks - 0.8%

Germany - 0.7%
Bayerische Motoren Werke AG	185	12,639
FUCHS PETROLUB SE	241	9,825
Henkel AG & Co. KGaA	583	61,677
Porsche Automobil Holding SE	513	23,197
RWE AG	121	1,292
Volkswagen AG	617	71,369

Total Germany		179,999

Spain - 0.1%
Grifols SA, Class B	866	12,800

Total Preferred Stocks
(Cost $264,385)		192,799

Right - 0.0%(b)

Italy - 0.0%(b)
Saipem SpA*	844	2,649

(Cost $6,428)

Short-Term Investment - 0.5%

Money Market Fund - 0.5%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(c)
(Cost $137,710)	137,710	137,710

Investment of Cash Collateral For Securities Loaned - 1.6%
Money Market Fund - 1.6%
Dreyfus Government Cash Management Fund 0.18%(d)
(Cost $400,422)	400,422	400,422

Total Investments - 101.3%
(Cost $29,474,539)		25,720,938
Liabilities in Excess of Other Assets - (1.3)%		(326,067)
Net Assets - 100.0%		$25,394,871

1

1

*	Non-income producing securities.
‡

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2016, the total value of these securities was $83,166, representing 0.33% of net assets.

(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $333,238; total market value of collateral held by the Fund was $400,422.
(b)	Less than 0.05%.
(c)	Rate shown reflects the 7-day yield at January 31, 2016.
(d)	Rate shown reflects the 1-day yield at January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2016 (unaudited)

ASA	- Allmeennaksjeselskap (stock company)
PLC	- Public Limited Company
RSP	- Risparmio Italian Savings Shares
SpA	- Societa per azioni (public company)

		% of
Industry	Value	Net Assets
Financials	$5,423,478	21.4%
Consumer Staples	3,856,016	15.2
Health Care	3,504,971	13.8
Consumer Discretionary	2,962,984	11.7
Industrials	2,881,726	11.3
Energy	1,629,683	6.4
Materials	1,597,365	6.3
Telecommunication Services	1,258,521	5.0
Utilities	1,053,847	4.1
Information Technology	1,014,215	4.0
Money Market Fund	538,132	2.1
Total Investments	$25,720,938	101.3%
Liabilities in Excess of Other Assets	(326,067)	(1.3)
Total Net Assets	$25,394,871	100.0%

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2016 (unaudited)

Forward Exchange Contracts Outstanding as of January 31, 2016:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Swiss Franc Expiring 02/03/16	Morgan Stanley	CHF	1,916,397	1,871,895	1,870,506	(1,389)
Danish Krone Expiring 02/03/16	Morgan Stanley	DKK	2,773,826	402,034	402,218	185
Euro Expiring 02/03/16	Morgan Stanley	EUR	5,693,499	6,157,429	6,161,070	3,641
Great British Pound Expiring 02/03/16	Morgan Stanley	GBP	2,385,099	3,379,783	3,383,273	3,490
Norwegian Krone Expiring 02/03/16	Morgan Stanley	NOK	1,077,632	123,612	123,469	(143)
Swedish Krona Expiring 02/03/16	Morgan Stanley	SEK	5,037,429	587,144	587,509	365
				$12,521,897	$12,528,045	$6,149

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Swiss Franc Expiring 02/03/16	Morgan Stanley	CHF	(1,916,397)	(1,917,591)	(1,870,506)	47,085
Swiss Franc Expiring 03/03/16	Morgan Stanley	CHF	(1,824,282)	(1,783,891)	(1,782,590)	1,301
Danish Krone Expiring 02/03/16	Morgan Stanley	DKK	(2,773,826)	(404,177)	(402,219)	1,958
Danish Krone Expiring 03/03/16	Morgan Stanley	DKK	(2,667,362)	(386,891)	(387,078)	(187)
Euro Expiring 02/03/16	Morgan Stanley	EUR	(5,693,499)	(6,190,490)	(6,161,070)	29,420
Euro Expiring 03/03/16	Morgan Stanley	EUR	(5,352,684)	(5,792,775)	(5,796,208)	(3,433)
Great British Pound Expiring 02/03/16	Morgan Stanley	GBP	(2,835,099)	(4,181,021)	(4,021,600)	159,421
Great British Pound Expiring 03/03/16	Morgan Stanley	GBP	(2,748,062)	(3,894,219)	(3,898,264)	(4,045)
Norwegian Krone Expiring 02/03/16	Morgan Stanley	NOK	(1,077,632)	(121,823)	(123,469)	(1,646)
Norwegian Krone Expiring 03/03/16	Morgan Stanley	NOK	(1,001,713)	(114,868)	(114,736)	132
Swedish Krona Expiring 02/03/16	Morgan Stanley	SEK	(5,037,430)	(598,828)	(587,510)	11,318
Swedish Krona Expiring 03/03/16	Morgan Stanley	SEK	(4,715,466)	(550,093)	(550,429)	(336)
				$(25,936,667)	$(25,695,679)	$240,988

Net Unrealized Appreciation						$247,137

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

	Level 1	Level 2		Level 3	Total
Asset Valuation Inputs
Description
Investments in Securities:(a)
Common Stocks	$24,987,358	$–		$–	$24,987,358
Preferred Stocks	192,799	–		–	192,799
Rights	2,649	–		–	2,649
Short-Term Investment:
Money Market Fund	137,710	–		–	137,710
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	400,422	–		–	400,422
Total Investments in Securities	25,720,938	–		–	25,720,938
Other Financial Instruments:
Forward Exchange Contracts	–	258,316	(b)	–	258,316
Total Investments in Securities and Other Financial Instruments	$25,720,938	$258,316		$–	$25,979,254

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Forward Exchange Contracts	$–	$11,179	(b)	$–	$11,179
Total Other Financial Instruments	$–	$11,179		$–	$11,179

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks — 98.9%

Consumer Discretionary — 21.8%
ABC-Mart, Inc.	193	$10,362
Aisin Seiki Co., Ltd.	1,572	65,573
Aoyama Trading Co., Ltd.	411	16,109
Asics Corp.	1,464	26,737
Autobacs Seven Co., Ltd.	599	10,336
Bandai Namco Holdings, Inc.	1,622	36,442
Benesse Holdings, Inc.	584	16,136
Bic Camera, Inc.	1,238	11,003
Bridgestone Corp.	5,240	187,673
Calsonic Kansei Corp.	1,229	10,578
Canon Marketing Japan, Inc.	428	7,629
Casio Computer Co., Ltd.	1,908	36,374
CyberAgent, Inc.	391	18,086
Daihatsu Motor Co., Ltd.	1,644	25,258
Denso Corp.	4,144	176,624
Dentsu, Inc.	1,821	94,912
Don Quijote Holdings Co., Ltd.	969	32,216
Exedy Corp.	233	5,360
Fast Retailing Co., Ltd.	423	134,274
Fuji Heavy Industries Ltd.	5,131	205,808
Fuji Media Holdings, Inc.	229	2,546
H.I.S. Co., Ltd.	296	8,655
H2O Retailing Corp.	723	12,141
Hakuhodo DY Holdings, Inc.	1,978	20,750
Haseko Corp.	2,320	23,858
Heiwa Corp.	430	8,276
Hikari Tsushin, Inc.	188	12,252
Honda Motor Co., Ltd.	14,874	410,474
Iida Group Holdings Co., Ltd.	1,316	23,056
Isetan Mitsukoshi Holdings Ltd.	3,011	37,630
Isuzu Motors Ltd.	4,770	47,359
Izumi Co., Ltd.	306	11,741
J Front Retailing Co., Ltd.	2,077	28,222
Koito Manufacturing Co., Ltd.	1,015	46,028
Komeri Co., Ltd.	249	4,891
K's Holdings Corp.(a)	337	11,343
Laox Co., Ltd.*	2,136	3,211
Marui Group Co., Ltd.(a)	1,858	29,037
Mazda Motor Corp.	4,711	83,605
Mitsubishi Motors Corp.	5,139	40,835
NGK Spark Plug Co., Ltd.	1,626	37,606
NHK Spring Co., Ltd.	1,492	14,444
Nifco, Inc.	356	16,996
Nikon Corp.	2,919	42,459
Nippon Television Holdings, Inc.	251	4,580
Nissan Motor Co., Ltd.	19,251	187,636
Nissan Shatai Co., Ltd.	616	5,867
Nitori Holdings Co., Ltd.	596	47,507
NOK Corp.	945	19,225
Onward Holdings Co., Ltd.	1,029	6,375
Oriental Land Co., Ltd.	1,607	101,187
PanaHome Corp.	613	4,405
Panasonic Corp.	17,644	162,354
Rakuten, Inc.	6,968	70,707
Resorttrust, Inc.	535	13,279
Rinnai Corp.	310	28,013
Ryohin Keikaku Co., Ltd.	178	37,228
Sankyo Co., Ltd.	428	16,156
Sanrio Co., Ltd.	504	11,536
Sega Sammy Holdings, Inc.	1,522	14,156
Sekisui Chemical Co., Ltd.	2,937	35,274
Sekisui House Ltd.	4,874	75,446
Sharp Corp.*	11,209	12,869
Shimachu Co., Ltd.	402	9,009

	Shares	Value

Common Stocks (continued)

Consumer Discretionary (continued)
Shimamura Co., Ltd.	184	$20,275
Shimano, Inc.	654	102,639
Shochiku Co., Ltd.	949	8,215
SKY Perfect JSAT Holdings, Inc.	1,048	5,852
Skylark Co., Ltd.	788	9,008
Sony Corp.	10,867	226,469
Stanley Electric Co., Ltd.(a)	1,251	27,053
Start Today Co., Ltd.	412	12,864
Sumitomo Electric Industries Ltd.	6,352	82,033
Sumitomo Forestry Co., Ltd.	1,100	13,738
Sumitomo Rubber Industries Ltd.	1,483	18,534
Suzuki Motor Corp.	3,339	100,833
Takashimaya Co., Ltd.	2,497	21,079
Toho Co., Ltd.	964	24,843
Tokai Rika Co., Ltd.	420	10,113
Tokyo Broadcasting System Holdings, Inc.	313	4,682
Toyo Tire & Rubber Co., Ltd.	839	17,637
Toyoda Gosei Co., Ltd.	598	12,729
Toyota Boshoku Corp.	504	10,033
Toyota Industries Corp.	1,355	66,594
Toyota Motor Corp.	22,941	1,364,351
TS Tech Co., Ltd.	419	10,196
TV Asahi Holdings Corp.	177	3,173
USS Co., Ltd.	1,824	27,526
Wacoal Holdings Corp.	1,028	11,879
Yamada Denki Co., Ltd.(a)	5,676	27,240
Yamaha Corp.	1,429	33,416
Yamaha Motor Co., Ltd.	2,323	45,533
Yokohama Rubber Co., Ltd. (The)	873	12,850

Total Consumer Discretionary		5,299,101

Consumer Staples — 8.6%
Aeon Co., Ltd.	5,675	74,860
Ajinomoto Co., Inc.	4,238	99,295
Asahi Group Holdings Ltd.	3,070	97,300
Calbee, Inc.	620	25,324
Coca-Cola East Japan Co., Ltd.	611	9,751
Coca-Cola West Co., Ltd.	533	11,610
Cosmos Pharmaceutical Corp.	72	10,759
Ezaki Glico Co., Ltd.	430	23,229
FamilyMart Co., Ltd.	491	22,712
House Foods Group, Inc.	619	12,154
Ito En Ltd.	458	12,182
Japan Tobacco, Inc.	8,295	319,357
Kagome Co., Ltd.	636	10,885
Kao Corp.	4,047	213,774
Kewpie Corp.	951	20,526
Kikkoman Corp.	1,450	47,429
Kirin Holdings Co., Ltd.	6,963	97,458
Kobayashi Pharmaceutical Co., Ltd.	266	22,345
Kose Corp.	228	20,792
Lawson, Inc.	545	42,496
Lion Corp.	2,158	19,750
Matsumotokiyoshi Holdings Co., Ltd.	335	15,440
MEIJI Holdings Co., Ltd.	1,105	91,182
Mitsubishi Shokuhin Co., Ltd.	117	2,720
NH Foods Ltd.	1,622	31,096
Nichirei Corp.	1,899	13,913
Nisshin Seifun Group, Inc.	2,135	34,018
Nissin Foods Holdings Co., Ltd.	614	30,937
Pigeon Corp.	844	17,721
Pola Orbis Holdings, Inc.	156	10,553
Sapporo Holdings Ltd.	2,864	12,633
Seven & i Holdings Co., Ltd.	6,402	280,902

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)

Consumer Staples (continued)
Shiseido Co., Ltd.	3,251	$60,152
Sugi Holdings Co., Ltd.	301	15,390
Sundrug Co., Ltd.	276	17,987
Suntory Beverage & Food Ltd.	1,024	46,690
Takara Holdings, Inc.	1,483	10,951
Toyo Suisan Kaisha Ltd.	755	25,787
Tsuruha Holdings, Inc.	296	24,230
Unicharm Corp.	2,758	53,069
UNY Group Holdings Co., Ltd.(a)	1,822	11,528
Welcia Holdings Co., Ltd.	210	11,188
Yakult Honsha Co., Ltd.	849	38,430
Yamazaki Baking Co., Ltd.	1,206	25,890

Total Consumer Staples		2,096,395

Energy — 0.8%
Cosmo Energy Holdings Co., Ltd.*	536	5,826
Idemitsu Kosan Co., Ltd.	809	11,928
Inpex Corp.	7,641	66,492
Japan Petroleum Exploration Co., Ltd.	252	6,422
JX Holdings, Inc.	20,077	75,621
Showa Shell Sekiyu K.K.	1,559	12,543
TonenGeneral Sekiyu K.K.	2,482	19,968

Total Energy		198,800

Financials — 17.4%
77 Bank Ltd. (The)	3,009	13,744
Acom Co., Ltd.*(a)	3,248	14,487
AEON Financial Service Co., Ltd.	892	20,159
Aeon Mall Co., Ltd.	976	14,689
Aiful Corp.*(a)	2,372	7,308
Aozora Bank Ltd.	9,674	32,043
Aplus Financial Co., Ltd.*	766	652
Awa Bank Ltd. (The)	1,834	9,983
Bank of Kyoto Ltd. (The)	3,056	23,274
Bank of Yokohama Ltd. (The)	9,417	49,409
Century Tokyo Leasing Corp.	386	14,029
Chiba Bank Ltd. (The)	5,588	34,018
Chugoku Bank Ltd. (The)	1,465	17,159
Credit Saison Co., Ltd.	1,321	24,344
Dai-ichi Life Insurance Co., Ltd. (The)	9,374	126,481
Daikyo, Inc.	2,459	3,920
Daishi Bank Ltd. (The)	2,770	10,388
Daito Trust Construction Co., Ltd.	602	75,732
Daiwa House Industry Co., Ltd.	5,253	145,790
Daiwa Securities Group, Inc.	14,178	87,892
Fukuoka Financial Group, Inc.	7,131	29,687
Gunma Bank Ltd. (The)	3,656	19,931
Hachijuni Bank Ltd. (The)	3,409	18,753
Hiroshima Bank Ltd. (The)	4,911	24,136
Hitachi Capital Corp.	359	8,703
Hokkoku Bank Ltd. (The)	2,347	6,494
Hokuhoku Financial Group, Inc.	10,781	19,680
Hulic Co., Ltd.	2,944	24,950
Hyakugo Bank Ltd. (The)	2,019	8,388
Hyakujushi Bank Ltd. (The)	2,209	7,043
Iyo Bank Ltd. (The)	2,274	18,934
Jafco Co., Ltd.	256	8,130
Japan Exchange Group, Inc.	4,554	63,421
Japan Post Bank Co., Ltd.*	3,435	41,765
Japan Post Holdings Co., Ltd.*	4,123	54,319
Japan Post Insurance Co., Ltd.*	550	12,457
Joyo Bank Ltd. (The)	5,728	22,900
Juroku Bank Ltd. (The)	2,913	10,298

	Shares	Value

Common Stocks (continued)

Financials (continued)
Keiyo Bank Ltd. (The)	1,967	$8,400
Kyushu Financial Group, Inc.*	3,314	20,366
Matsui Securities Co., Ltd.	876	7,489
Mitsubishi Estate Co., Ltd.	10,494	205,217
Mitsubishi UFJ Financial Group, Inc.	115,163	579,691
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,146	20,239
Mitsui Fudosan Co., Ltd.	7,868	182,167
Mizuho Financial Group, Inc.	204,203	347,127
MS&AD Insurance Group Holdings, Inc.	4,280	114,013
Musashino Bank Ltd. (The)	272	8,448
Nishi-Nippon City Bank Ltd. (The)	5,898	13,008
Nomura Holdings, Inc.	28,321	152,056
Nomura Real Estate Holdings, Inc.	1,008	17,435
North Pacific Bank Ltd.	2,265	6,829
NTT Urban Development Corp.	897	8,654
Okasan Securities Group, Inc.	1,568	8,600
Orient Corp.*	3,069	5,704
ORIX Corp.	10,809	150,575
Resona Holdings, Inc.	18,946	85,681
San-In Godo Bank Ltd. (The)	1,285	9,128
SBI Holdings, Inc.	1,662	16,309
Senshu Ikeda Holdings, Inc.	2,172	8,773
Seven Bank Ltd.	5,470	22,953
Shiga Bank Ltd. (The)	2,066	9,096
Shinsei Bank Ltd.	12,838	19,724
Shizuoka Bank Ltd. (The)	4,470	38,325
Sompo Japan Nipponkoa Holdings, Inc.	3,117	90,602
Sony Financial Holdings, Inc.	1,431	23,250
Sumitomo Mitsui Financial Group, Inc.	10,773	354,161
Sumitomo Mitsui Trust Holdings, Inc.	31,381	98,447
Sumitomo Real Estate Sales Co., Ltd.	120	2,493
Sumitomo Realty & Development Co., Ltd.	3,593	99,066
Suruga Bank Ltd.	1,440	25,668
T&D Holdings, Inc.	5,219	58,521
Tokai Tokyo Financial Holdings, Inc.	1,954	10,814
Tokio Marine Holdings, Inc.	5,822	204,286
Tokyo Tatemono Co., Ltd.	1,737	18,394
Tokyu Fudosan Holdings Corp.	3,995	25,772
Yamaguchi Financial Group, Inc.	1,880	20,063
Zenkoku Hosho Co., Ltd.	421	13,040

Total Financials		4,236,074

Health Care — 8.3%
Alfresa Holdings Corp.	1,507	27,609
Asahi Intecc Co., Ltd.	403	18,275
Astellas Pharma, Inc.	17,824	242,924
Chugai Pharmaceutical Co., Ltd.	1,781	53,769
Daiichi Sankyo Co., Ltd.	5,478	112,284
Eisai Co., Ltd.	2,180	129,469
Hisamitsu Pharmaceutical Co., Inc.	612	27,146
Hoya Corp.	3,538	134,430
Kaken Pharmaceutical Co., Ltd.	299	19,437
Kissei Pharmaceutical Co., Ltd.	261	5,879
KYORIN Holdings, Inc.	374	6,824
Kyowa Hakko Kirin Co., Ltd.	2,135	30,438
M3, Inc.	1,470	33,124
Medipal Holdings Corp.	1,316	21,034
Miraca Holdings, Inc.	468	19,019
Mitsubishi Tanabe Pharma Corp.	1,885	30,518
Mochida Pharmaceutical Co., Ltd.	110	8,396
Nihon Kohden Corp.	633	14,002
Nippon Shinyaku Co., Ltd.	424	14,604
Nipro Corp.	1,013	9,924

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)

Health Care (continued)
Olympus Corp.	2,668	$102,255
Ono Pharmaceutical Co., Ltd.	751	118,917
Otsuka Holdings Co., Ltd.	3,060	101,482
Rohto Pharmaceutical Co., Ltd.	801	14,754
Santen Pharmaceutical Co., Ltd.	3,312	52,006
Sawai Pharmaceutical Co., Ltd.	270	18,489
Shionogi & Co., Ltd.	2,403	103,234
Sumitomo Dainippon Pharma Co., Ltd.	1,336	14,666
Suzuken Co., Ltd.	697	23,749
Sysmex Corp.	1,172	73,961
Taisho Pharmaceutical Holdings Co., Ltd.	393	26,132
Takeda Pharmaceutical Co., Ltd.	6,368	303,659
Terumo Corp.	2,711	84,645
Tsumura & Co.,	562	15,110

Total Health Care		2,012,164

Industrials — 19.5%
Amada Holdings Co., Ltd.	2,998	27,760
ANA Holdings, Inc.	9,803	28,422
Asahi Glass Co., Ltd.	7,957	47,782
Central Japan Railway Co.,	1,465	267,491
Chiyoda Corp.	1,398	10,069
COMSYS Holdings Corp.	929	13,352
Dai Nippon Printing Co., Ltd.	5,118	47,094
Daikin Industries Ltd.	2,178	144,103
DMG Mori Co., Ltd.	859	8,138
East Japan Railway Co.,	3,096	281,048
Ebara Corp.	3,641	15,849
FANUC Corp.	1,623	211,949
Fuji Electric Co., Ltd.	4,740	16,170
Fujikura Ltd.	2,660	12,787
Fukuyama Transporting Co., Ltd.	1,152	5,624
Furukawa Electric Co., Ltd.	5,143	10,450
Glory Ltd.	478	15,023
GS Yuasa Corp.	3,180	10,927
Hankyu Hanshin Holdings, Inc.	10,482	64,503
Hino Motors Ltd.	2,267	25,242
Hitachi Construction Machinery Co., Ltd.(a)	859	12,289
Hitachi Transport System Ltd.	362	5,807
Hoshizaki Electric Co., Ltd.	329	22,692
IHI Corp.	12,435	26,089
ITOCHU Corp.	11,739	135,508
Japan Airlines Co., Ltd.	639	23,625
Japan Airport Terminal Co., Ltd.(a)	469	18,401
Japan Steel Works Ltd. (The)	2,878	9,033
JGC Corp.	1,822	28,369
JTEKT Corp.	1,896	29,866
Kajima Corp.	6,855	38,277
Kamigumi Co., Ltd.	1,801	15,977
Kandenko Co., Ltd.	863	5,218
Kawasaki Heavy Industries Ltd.	11,992	36,353
Kawasaki Kisen Kaisha Ltd.	7,540	13,328
Keihan Electric Railway Co., Ltd.	4,279	26,508
Keikyu Corp.	4,159	34,044
Keio Corp.	4,765	41,760
Keisei Electric Railway Co., Ltd.	2,309	30,249
Kinden Corp.	1,083	13,248
Kintetsu Group Holdings Co., Ltd.	14,982	61,133
Komatsu Ltd.	7,817	114,319
Kubota Corp.	9,329	134,774
Kurita Water Industries Ltd.	944	19,845
LIXIL Group Corp.	2,163	45,023
Mabuchi Motor Co., Ltd.	439	23,135

	Shares	Value

Common Stocks (continued)

Industrials (continued)
Maeda Road Construction Co., Ltd.	479	$7,395
Makita Corp.	1,013	55,978
Marubeni Corp.	13,814	65,108
Minebea Co., Ltd.	2,734	20,867
MISUMI Group, Inc.	2,255	27,027
Mitsubishi Corp.	11,352	178,675
Mitsubishi Electric Corp.	16,385	148,807
Mitsubishi Heavy Industries Ltd.	26,578	102,435
Mitsubishi Logistics Corp.	1,241	16,729
Mitsui & Co., Ltd.	14,041	157,210
Mitsui Engineering & Shipbuilding Co., Ltd.	6,119	8,390
Mitsui OSK Lines Ltd.	9,194	17,922
MonotaRO Co., Ltd.	480	10,864
Nabtesco Corp.	973	16,516
Nagase & Co., Ltd.	915	10,762
Nagoya Railroad Co., Ltd.	7,370	33,239
Nankai Electric Railway Co., Ltd.	4,514	26,361
NGK Insulators Ltd.	2,257	46,104
Nidec Corp.	2,010	134,515
Nippo Corp.	421	6,186
Nippon Express Co., Ltd.	6,321	29,134
Nippon Yusen K.K.	13,546	28,644
Nishi-Nippon Railroad Co., Ltd.	3,105	19,236
Nisshinbo Holdings, Inc.	1,228	12,172
NSK Ltd.	3,861	39,227
NTN Corp.	3,568	13,203
Obayashi Corp.	5,504	49,009
Odakyu Electric Railway Co., Ltd.	5,003	52,441
OKUMA Corp.	1,265	9,414
OSG Corp.	622	10,178
Park24 Co., Ltd.	821	22,684
Recruit Holdings Co., Ltd.	2,748	85,914
Sanwa Holdings Corp.	1,707	11,858
Secom Co., Ltd.	1,570	107,831
Seibu Holdings, Inc.	1,759	34,682
Seino Holdings Co., Ltd.	1,236	13,221
Shimizu Corp.	4,716	36,111
SMC Corp.	485	107,043
Sohgo Security Services Co., Ltd.	546	26,293
Sojitz Corp.	10,507	22,305
Sotetsu Holdings, Inc.	3,681	21,132
Sumitomo Corp.	9,246	90,730
Sumitomo Heavy Industries Ltd.	4,595	17,801
Tadano Ltd.	945	9,320
Taisei Corp.	8,797	54,134
Temp Holdings Co., Ltd.	1,167	17,004
THK Co., Ltd.(a)	961	15,050
Tobu Railway Co., Ltd.	8,386	40,453
Toda Corp.	1,911	9,061
Tokyu Corp.	9,325	71,710
Toppan Forms Co., Ltd.	339	4,021
Toppan Printing Co., Ltd.	4,307	36,999
Toshiba Corp.*	31,633	51,997
TOTO Ltd.	1,186	37,814
Toyota Tsusho Corp.	1,871	41,928
Ushio, Inc.	997	12,748
West Japan Railway Co.,	1,504	96,155
Yamato Holdings Co., Ltd.	3,045	65,835

Total Industrials		4,744,235

Information Technology — 9.4%
Advantest Corp.	1,225	11,181
Alps Electric Co., Ltd.	1,829	35,321

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)

Information Technology (continued)
Azbil Corp.	594	$13,591
Brother Industries Ltd.	1,979	19,600
Canon, Inc.	8,530	235,471
Capcom Co., Ltd.	415	9,091
Citizen Holdings Co., Ltd.	2,459	14,766
COLOPL, Inc.	374	7,096
DeNA Co., Ltd.	887	12,624
Disco Corp.	213	19,881
FUJIFILM Holdings Corp.	3,401	129,169
Fujitsu Ltd.	14,766	60,654
Gree, Inc.*	763	3,321
Hamamatsu Photonics K.K.	1,115	27,271
Hirose Electric Co., Ltd.	272	30,331
Hitachi High-Technologies Corp.	496	13,827
Hitachi Ltd.	38,464	186,307
Ibiden Co., Ltd.	891	12,357
Itochu Techno-Solutions Corp.	387	6,189
Japan Aviation Electronics Industry Ltd.	559	5,527
Japan Display, Inc.*	2,807	6,376
Kakaku.com, Inc.(a)	1,151	21,943
Keyence Corp.	378	174,598
Konami Holdings Corp.	790	18,049
Konica Minolta, Inc.	3,776	31,221
Kyocera Corp.	2,586	105,990
Murata Manufacturing Co., Ltd.	1,652	186,876
NEC Corp.	21,604	56,390
Nexon Co., Ltd.	1,118	17,897
Nintendo Co., Ltd.	897	123,401
Nippon Electric Glass Co., Ltd.	3,443	17,547
Nomura Research Institute Ltd.	836	29,866
NS Solutions Corp.	266	5,941
NTT Data Corp.	1,047	49,727
Obic Co., Ltd.	564	28,744
Omron Corp.	1,658	42,249
Oracle Corp. Japan	278	12,469
Otsuka Corp.	425	20,817
Ricoh Co., Ltd.	5,658	53,932
Rohm Co., Ltd.	736	32,768
SCREEN Holdings Co., Ltd.	1,654	12,624
SCSK Corp.	326	14,110
Seiko Epson Corp.	2,344	31,327
Shimadzu Corp.	2,228	33,807
Square Enix Holdings Co., Ltd.	645	15,275
Sumco Corp.	1,509	9,947
Taiyo Yuden Co., Ltd.	926	10,502
TDK Corp.	996	53,558
Tokyo Electron Ltd.	1,251	77,231
Topcon Corp.	873	12,122
Toshiba TEC Corp.	1,014	3,225
Trend Micro, Inc.	829	34,375
Yahoo Japan Corp.	10,859	40,811
Yaskawa Electric Corp.(a)	2,181	23,744
Yokogawa Electric Corp.	2,032	22,340

Total Information Technology		2,285,374

Materials — 6.1%
Air Water, Inc.	1,269	19,874
Asahi Kasei Corp.	11,098	70,934
Daicel Corp.	2,405	34,744
Daido Steel Co., Ltd.	2,979	12,229
Denka Co., Ltd.	3,747	16,311
DIC Corp.	6,945	17,554
Dowa Holdings Co., Ltd.	1,904	12,692

	Shares	Value

Common Stocks (continued)

Materials (continued)
FP Corp.	192	$6,938
Hitachi Chemical Co., Ltd.	749	12,899
Hitachi Metals Ltd.	1,631	17,958
JFE Holdings, Inc.	4,264	56,564
JSR Corp.	1,572	22,438
Kaneka Corp.	2,682	25,233
Kansai Paint Co., Ltd.	1,658	22,775
Kobe Steel Ltd.	24,952	23,702
Kuraray Co., Ltd.	2,652	31,544
Lintec Corp.	418	8,355
Maruichi Steel Tube Ltd.(a)	556	15,500
Mitsubishi Chemical Holdings Corp.	10,935	59,821
Mitsubishi Gas Chemical Co., Inc.	3,191	15,024
Mitsubishi Materials Corp.	10,374	31,448
Mitsui Chemicals, Inc.	7,554	32,384
Mitsui Mining & Smelting Co., Ltd.(a)	4,344	6,746
Nippon Kayaku Co., Ltd.	1,464	15,467
Nippon Paint Holdings Co., Ltd.	1,490	27,839
Nippon Paper Industries Co., Ltd.	782	12,421
Nippon Shokubai Co., Ltd.	269	17,287
Nippon Steel & Sumitomo Metal Corp.	6,811	119,607
Nissan Chemical Industries Ltd.	1,164	26,450
Nisshin Steel Co., Ltd.	726	6,758
Nitto Denko Corp.	1,302	73,357
Oji Holdings Corp.	7,303	29,136
Rengo Co., Ltd.	1,743	7,415
Shin-Etsu Chemical Co., Ltd.	3,418	171,683
Showa Denko K.K.	11,846	12,818
Sumitomo Chemical Co., Ltd.	12,607	62,793
Sumitomo Metal Mining Co., Ltd.	3,935	40,857
Sumitomo Osaka Cement Co., Ltd.	3,137	12,671
Taiheiyo Cement Corp.	10,047	28,631
Taiyo Nippon Sanso Corp.	1,185	10,532
Teijin Ltd.	8,104	29,185
Toray Industries, Inc.	12,597	105,872
Tosoh Corp.	5,389	25,595
Toyo Seikan Group Holdings Ltd.	1,333	23,695
Toyobo Co., Ltd.	7,306	9,475
Ube Industries Ltd.	8,645	16,567
Yamato Kogyo Co., Ltd.	355	8,278
Zeon Corp.	1,241	8,242
Total Materials		1,476,298

Telecommunication Services — 4.5%
KDDI Corp.	15,248	378,855
Nippon Telegraph & Telephone Corp.	3,745	155,535
NTT DOCOMO, Inc.	10,897	227,454
SoftBank Group Corp.	7,691	334,474
Total Telecommunication Services		1,096,318

Utilities — 2.5%
Chubu Electric Power Co., Inc.	5,886	74,557
Chugoku Electric Power Co., Inc. (The)	2,525	33,266
Electric Power Development Co., Ltd.	1,488	49,532
Hokkaido Electric Power Co., Inc.*	1,466	13,466
Hokuriku Electric Power Co.,	1,566	21,873
Kansai Electric Power Co., Inc. (The)*	6,077	65,029
Kyushu Electric Power Co., Inc.*	3,854	40,971
Osaka Gas Co., Ltd.	16,175	60,577
Shikoku Electric Power Co., Inc.	1,296	18,541
Toho Gas Co., Ltd.	4,241	27,499
Tohoku Electric Power Co., Inc.	3,979	49,234
Tokyo Electric Power Co., Inc.*	12,929	64,076

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2016 (unaudited)

	Shares	Value

Common Stocks (continued)

Utilities (continued)
Tokyo Gas Co., Ltd.	18,923	$85,905

Total Utilities		604,526

Total Common Stocks
(Cost $26,571,175)		24,049,285

Short-Term Investment —0.0%(b)

Money Market Fund — 0.0%(b)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(c)
(Cost $1,442)	1,442	1,442

Investment of Cash Collateral For Securities Loaned — 1.0%

Money Market Fund — 1.0%
Dreyfus Government Cash Management Fund, 0.18%(d)
(Cost $248,644)	248,644	248,644

Total Investments — 99.9%
(Cost $26,821,261)		24,299,371
Other Assets in Excess of Liabilities — 0.1%		19,716
Net Assets — 100.0%		$24,319,087

1

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $190,210; total market value of collateral held by the Fund was $248,644.
(b)	Less than 0.05%.
(c)	Rate shown reflects the 7-day yield at January 31, 2016.
(d)	Rate shown reflects the 1-day yield at January 31, 2016.
K.K.	- Kabushiki Kaisha

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2016 (unaudited)

Forward Exchange Contracts Outstanding as of January 31, 2016:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Japanese Yen Expiring 02/03/16	Merrill Lynch	JPY	1,586,387,000	$13,110,214	$13,104,267	$(5,947)
				$13,110,214	$13,104,267	$(5,947)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Japanese Yen Expiring 02/03/16	Merrill Lynch	JPY	(1,586,387,000)	$(13,200,685)	$(13,104,267)	$96,418
Japanese Yen Expiring 03/03/16	Merrill Lynch	JPY	(1,455,254,000)	(12,032,501)	(12,027,495)	5,006
				$(25,233,186)	$(25,131,762)	$101,424

Net Unrealized Appreciation (Depreciation)						$95,477

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2			Level 3	Total
Investments in Securities:(a)
Common Stocks	$24,049,285	$–			$–	$24,049,285
Short-Term Investment:
Money Market Fund	1,442	–			–	1,442
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	248,644	–			–	248,644
Total Investments in Securities	24,299,371	–			–	24,299,371
Other Financial Instruments:
Forward Exchange Contracts	–	101,424	(b)		–	101,424
Total Investments in Securities and Other Financial Instruments	$24,299,371	$101,424		$		$24,400,795

Liability Valuation Inputs
Description	Level 1	Level 2			Level 3	Total
Other Financial Instruments:
Forward Exchange Contracts	$–	$5,947	(b)		$–	$5,947
Total Other Financial Instruments	$–	$5,947			$–	$5,947

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Leaders GTAA Tracker ETF

January 31, 2016 (unaudited)

	Shares	Value
Investment Companies — 100.2%
Aggregate Bond Funds — 23.6%
iShares Core U.S. Aggregate Bond ETF	2,205	$241,029
SPDR Barclays Aggregate Bond ETF	148	8,535
Vanguard Total Bond Market ETF	2,632	215,192

Total Aggregate Bond Funds		464,756

Convertible Bonds Fund — 6.9%
SPDR Barclays Convertible Securities ETF	3,302	135,316

Emerging Equity Funds — 5.5%
iShares Core MSCI Emerging Markets ETF	635	23,711
Vanguard FTSE Emerging Markets ETF	2,728	84,104

Total Emerging Equity Funds		107,815

High Yield Corporate Bond Funds — 15.9%
iShares iBoxx $ High Yield Corporate Bond Fund	2,389	189,400
SPDR Barclays High Yield Bond ETF(a)	3,770	125,202

Total High Yield Corporate Bond Funds		314,602

International Equity Core Funds — 23.1%
iShares Core MSCI EAFE ETF	2,185	112,047
Vanguard FTSE Developed Markets ETF	9,930	344,471

Total International Equity Core Funds		456,518

Investment Grade Corporate Bond Funds — 2.1%
iShares Core U.S. Credit Bond ETF	12	1,283
iShares iBoxx $ Investment Grade Corporate Bond ETF	348	39,724

Total Investment Grade Corporate Bond Funds		41,007

U.S. Large Cap Core Funds — 17.7%
Consumer Discretionary Select Sector SPDR Fund	676	50,098
Financial Select Sector SPDR Fund	2,247	48,783
Health Care Select Sector SPDR Fund	164	10,901
Materials Select Sector SPDR Fund	2,254	87,365
Technology Select Sector SPDR Fund	1,338	55,179
Vanguard Consumer Discretionary ETF	75	8,657
Vanguard Financials ETF	195	8,644
Vanguard Health Care ETF	37	4,459
Vanguard Information Technology ETF	321	32,710
Vanguard Materials ETF	494	41,862

Total U.S. Large Cap Core Funds		348,658

U.S. Small Cap Core Funds — 5.4%
iShares Russell 2000 ETF	1,022	105,174
Vanguard Russell 2000	25	2,064

Total U.S. Small Cap Core Funds		107,238

Total Investment Companies
(Cost $2,091,316)		1,975,910
Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(b)
(Cost $5,009)	5,009	5,009

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 6.4%
Money Market Fund — 6.4%
Dreyfus Government Cash Management Fund, 0.18%(c)
(Cost $125,596)	125,596	$125,596

Total Investments — 106.9%
(Cost $2,221,921)		2,106,515
Liabilities in Excess of Other Assets — (6.9)%		(135,726)
Net Assets — 100.0%		$1,970,789

1

(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $122,678; total market value of collateral held by the Fund was $125,596.
(b)	Rate shown reflects the 7-day yield at January 31, 2016.
(c)	Rate shown reflects the 1-day yield at January 31, 2016.
ETF	- Exchange Traded Fund

See Notes to Schedules of Investments.

Schedules of Investments — IQ Leaders GTAA Tracker ETF (continued)

January 31, 2016 (unaudited)

Total return swap contracts outstanding at January 31, 2016:
			Notional
	Annual		Amounts	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid	Date	(Short)	(Depreciation)[1]
Consumer Discretionary Select Sector SPDR Fund	1.38%	10/04/2017	$5,262	$–
Consumer Staples Select Sector SPDR Fund	(0.24)%	10/04/2017	(12,944)	–
Energy Select Sector SPDR Fund	(0.24)%	10/04/2017	(2,213)	–
Financial Select Sector SPDR Fund	1.38%	10/04/2017	5,080	–
Health Care Sector SPDR Fund	1.38%	10/04/2017	1,130	–
Industrial Select Sector SPDR Fund	(0.43)%	10/04/2017	(96,981)	–
iShares 7-10 Year Treasury Bond ETF	(1.89)%	10/04/2017	(26,623)	–
iShares Core MSCI EAFE ETF	1.38%	10/04/2017	11,692	–
iShares Core MSCI Emerging Markets ETF	1.38%	10/04/2017	2,464	–
iShares Core U.S. Aggregate Bond ETF	1.38%	10/04/2017	25,141	–
iShares Core U.S. Credit Bond ETF	1.38%	10/04/2017	107	–
iShares iBoxx $ High Yield Corporate Bond Fund	1.38%	10/04/2017	19,741	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.38%	10/04/2017	4,109	–
iShares Russell 2000 ETF	1.38%	10/04/2017	11,011	–
Materials Select Sector SPDR Fund	1.38%	10/04/2017	9,109	–
SPDR Barclays Aggregate Bond ETF	1.38%	10/04/2017	865	–
SPDR Barclays Convertible Securities ETF	1.38%	10/04/2017	14,097	–
SPDR Barclays High Yield Bond ETF	1.38%	10/04/2017	13,052	–
Technology Select Sector SPDR Fund	1.38%	10/04/2017	5,774	–
Utilities Select Sector SPDR Fund	(0.35)%	10/04/2017	(73,490)	–
Vanguard Consumer Discretionary ETF	1.38%	10/04/2017	923	–
Vanguard Financials ETF	1.38%	10/04/2017	887	–
Vanguard FTSE Developed Markets ETF	1.38%	10/04/2017	35,939	–
Vanguard FTSE Emerging Markets ETF	1.38%	10/04/2017	8,787	–
Vanguard Health Care ETF	1.38%	10/04/2017	482	–
Vanguard Information Technology ETF	1.38%	10/04/2017	3,363	–
Vanguard Materials ETF	1.38%	10/04/2017	4,406	–
Vanguard Russell 2000	1.38%	10/04/2017	248	–
Vanguard Total Bond Market ETF	1.38%	10/04/2017	22,484	–
				$–
_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
1 Reflects a reset date of January 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Leaders GTAA Tracker ETF (continued)

January 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Investment Companies	$1,975,910	$–		$–	$1,975,910
Short-Term Investment:
Money Market Fund	5,009	–		–	5,009
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	125,596	–		–	125,596
Total Investments in Securities	2,106,515	–		–	2,106,515
Other Financial Instruments:
Swap Contracts	–	–	(b)	–	–
Total Investments in Securities and Other Financial Instruments	$2,106,515	$–		$–	$2,106,515

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$–	$–	(b)	$–	$–
Total Other Financial Instruments	$–	$–		$–	$–

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2016.

See Notes to Schedules of Investments.

1.	FAIR VALUE MEASUREMENT (unaudited)

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at January 31, 2016 is disclosed at the end of each Fund’s Schedule of Investments.

2. FEDERAL INCOME TAX (unaudited)

At January 31, 2016, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

The cost basis of investments for Federal income tax purposes at January 31, 2016 was as follows (unaudited)*:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$1,335,404,677	$2,216,172	$(34,389,546)	$(32,173,374)
IQ Hedge Macro Tracker ETF	20,538,547	19,838	(1,397,590)	(1,377,752)
IQ Hedge Market Neutral Tracker ETF	16,640,574	20,725	(300,677)	(279,952)
IQ Hedge Long/Short Tracker ETF	2,418,894	–	(165,205)	(165,205)
IQ Hedge Event-Driven Tracker ETF	2,608,824	–	(160,780)	(160,780)
IQ Global Resources ETF	43,995,718	1,095,592	(2,961,355)	(1,865,763)
IQ Merger Arbitrage ETF	117,101,783	1,435,236	(4,121,511)	(2,686,275)
IQ Real Return ETF	31,584,414	92,622	(191,240)	(98,618)
IQ Australia Small Cap ETF	6,495,039	415,504	(1,767,053)	(1,351,549)
IQ Canada Small Cap ETF	13,022,112	252,209	(4,955,411)	(4,703,202)
IQ Global Agribusiness Small Cap ETF	13,028,262	1,738,448	(2,961,271)	(1,222,823)
IQ Global Oil Small Cap ETF	4,136,660	112,628	(1,390,810)	(1,278,182)
IQ U.S. Real Estate Small Cap ETF	93,512,152	2,534,051	(14,376,979)	(11,842,928)
IQ 50 Percent Hedged FTSE International ETF	39,091,954	550,440	(4,668,129)	(4,117,689)
IQ 50 Percent Hedged FTSE Europe ETF	29,474,539	256,196	(4,009,797)	(3,753,601)
IQ 50 Percent Hedged FTSE Japan ETF	26,821,261	495,137	(3,017,027)	(2,521,890)
IQ Leaders GTAA Tracker ETF	2,221,921	2,466	(117,872)	(115,406)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end with the exception of IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, IQ 50 Percent Hedged FTSE Japan ETF, and IQ Leaders GTAA Tracker ETF which contain no tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

3. OTHER AFFILIATED PARTIES AND TRANSACTIONS

If a Fund owns more than 5% of the outstanding voting shares of an issuer, the issuer may be considered an affiliate.

At January 31, 2016, IQ Hedge Multi-Strategy Tracker ETF held more than 5% of the outstanding voting shares of the following funds.

OTHER AFFILIATED PARTIES AND TRANSACTIONS

If a Fund owns more than 5% of the outstanding voting shares of an issuer, the issuer may be considered an affiliate.

At January 31, 2016 IQ Hedge Multi-Strategy Tracker ETF held more than 5% of the outstanding voting shares of the following funds.

Affiliated Fund Name	Shares Held	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value October 31, 2015	Dividend Income
CurrencyShares Euro Trust	474,382	$21,575,900	$72,895,904	$(43,189,307)	$(254,070)	$50,270,261	$–
PowerShares DB G10 Currency Harvest Fund	864,896	52,945,759	6,116,626	(37,263,281)	(859,555)	19,996,396	—
WisdomTree Emerging Currency Strategy Fund	268,837	—	13,659,812	(9,157,184)	(54,720)	4,438,499	—
Total	1,608,115	$74,521,659	$92,672,342	$(89,609,772)	$(1,168,345)	$74,705,156	$–

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	March 23, 2016

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	March 23, 2016

* Print the name and title of each signing officer under his or her signature.